UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  August 31

Date of reporting period: September 1, 2018—August 31, 2019

Item 1: Reports to Shareholders

Annual Report | August 31, 2019 Vanguard Money Market Funds

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	6
Prime Money Market Fund	8
Federal Money Market Fund	31
Treasury Money Market Fund	47
Trustees Approve Advisory Arrangements	59

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets— affecting stocks, bonds, and commodities— has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
Chairman and Chief Executive Officer
October 1, 2019

1

Your Fund’s Performance at a Glance

•   For the 12 months ended August 31, 2019, Vanguard Prime Money Market Fund returned 2.36% for Investor Shares and 2.42% for Admiral Shares. Vanguard Federal Money Market Fund returned 2.26% and Vanguard Treasury Fund returned 2.25% over the same period. All three funds surpassed the average returns of their peers.

•   With Brexit and trade tensions adding to worries about slowing growth at home and abroad, the Federal Reserve pivoted from raising rates twice in the second half of 2018 to cutting them in August and September 2019 and scheduling an end to its balance sheet unwind.

•   The funds’ low expense ratios continued to be a key support for delivering competitive returns, although the advisor’s primary focus is on principal preservation and liquidity. Risk mitigation for the U.S. government potentially defaulting on its debt was a headwind, but the advisor’s use of floating-rate notes and repurchase agreements helped.

Market Barometer

		Average Annual Total Returns
		Periods Ended August 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	2.49%	12.57%	9.85%
Russell 2000 Index (Small-caps)	-12.89	7.89	6.41
Russell 3000 Index (Broad U.S. market)	1.31	12.24	9.60
FTSE All-World ex US Index (International)	-3.18	5.97	1.71

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	10.17%	3.09%	3.35%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	8.72	3.30	3.85
FTSE Three-Month U.S. Treasury Bill Index	2.36	1.47	0.91

CPI
Consumer Price Index	1.75%	2.13%	1.53%

2

Advisor’s Report

For the 12 months ended August 31, 2019, Vanguard Prime Money Market Fund returned 2.36% for Investor Shares and 2.42% for Admiral Shares. Vanguard Federal Money Market Fund returned 2.26% and Vanguard Treasury Money Market Fund returned 2.25%. All three funds surpassed the average returns of their peers.

The investment environment

Macroeconomic sentiment deteriorated significantly over the 12 months. The U.S. economy initially looked to be in good shape even as prospects for the global economy dimmed. U.S. GDP clocked in at about 3.5% for the third quarter of 2018 on an annualized basis, well above trend. Inflation was picking up a little, the unemployment rate was at a multi-decade low, and wages finally showed some signs of acceleration. Solid corporate earnings, boosted by previous tax cuts, added to the optimistic mood.

The U.S. Federal Reserve, citing strong job gains and near-target inflation, raised short-term interest rates in September and again in early December, pushing the federal funds rate up to a range of 2.25%—2.50%. Although still historically very low, that was the highest level in more than a decade.

Given the buoyant outlook, the bellwether U.S. 10-year Treasury note hit a high for the period of 3.24% in early November.

Toward the end of 2018, however, investors grew skittish about the prospect of further monetary tightening by the Fed, especially as the U.S. economy began to show signs of slowing growth. Additional concerns included a flare-up in the ongoing trade dispute with China, heightened tensions with Iran, and a lack of agreement in the United Kingdom on how to exit the European Union. Greater risk aversion led to a sell-off in stocks and lower-quality corporate bonds and a boost in demand for safer assets, including government bonds.

As the economic outlook flagged at home and abroad, a number of major central banks pivoted from a tightening to a loosening monetary policy bias. In March, the Fed announced that it would end its balance sheet tapering later in the year, and at the beginning of August it lowered the fed funds target range to 2.00%—2.25%, the first cut in more than a decade. (It made a second cut just after the close of the period.)

That pivot, along with declining growth prospects and subdued inflation, contributed to Treasury yields falling, especially for intermediate-term securities. The result was an inversion in parts of the yield curve much of the time from late May through the end of the funds’ fiscal year. The yield of the 10-year U.S. Treasury note finished at 1.50%, below the yield of the 3-month Treasury bill, which ended at 1.98%.

Management of the funds

We manage the funds with an emphasis on safety and liquidity above all else, resulting in a bias toward high-quality assets. Our funds are nevertheless able to achieve

3

competitive returns over the long run because of the persistent advantage of their low operating costs compared with those of their peer groups.

During the fiscal year, some concern arose that the federal government might not vote to raise its borrowing limit in time to avert defaulting on its debt. The timing of when it might run out of money would depend on cash flows and tax receipts but looked like it might occur early this fall. Treasuries with the shortest maturities would be the most affected, as their principal repayment could be delayed.

Our view in the first part of 2019 was that rates might not fall as much as the market was pricing in, which made longer-dated Treasury notes attractive, but we passed on adding any maturing in September or October out of an abundance of caution.

Holding floating rate notes in all three funds added value. The yields they pay reset periodically, often monthly, to reflect prevailing interest rates. In a rising-rate environment, these securities can help a fund’s yield adjust upward more quickly than if it held only fixed-rate instruments. They can also perform well relative to fixed-rate notes if the market prices in a steeper rate drop than actually occurs, essentially allowing us not to lock in lower rates.

Treasury bills were attractively priced at the beginning of the period. Because we viewed that as a function of high supply and nothing systemic, we took it as a buying opportunity. That tactical move played out well when issuance slowed and demand rose as cash poured into money market funds in the first half of this year, resulting in compressed bill spreads.

In the Prime Money Market Fund, exposure to Canadian, Australian, and Northern European bank debt provided some international diversification.

The outlook

We anticipate a soft landing in the United States. Growth will probably continue slowing through the end of the year with less support from fiscal policy, a global growth slowdown, and ongoing trade disputes taking a toll on business confidence and capital spending. A full-blown trade war with China is not our base case scenario, but further tensions are likely regarding tariffs as well as non-tariff measures such as quantitative restrictions and currency exchange rates.

While we believe a recession is some time off, the U.S. labor market should cool as employment growth falls and structural factors such as technology and globalization continue to hold down inflationary pressures. Higher wages will probably not funnel through to higher consumer prices; in fact, inflation may weaken from current levels, which are near the Federal Reserve’s 2% target for the end of 2019.

The Fed has recently cut rates twice, and the deteriorating backdrop could prompt it to lower rates further. This may contribute to the Treasury yield curve returning to an upward slope.

4

Bouts of volatility related to inflation and interest rate expectations are likely. Other potential triggers include an intensification of trade disputes, flare-ups in geopolitical tensions, the United Kingdom making a disorderly exit from the European Union, and missteps by central banks.

Whatever the markets may bring, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to produce competitive returns.

John C. Lanius, Portfolio Manager

Nafis T. Smith, Portfolio Manager

Vanguard Fixed Income Group

September 18, 2019

5

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•           Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•           Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

6

Six Months Ended August 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/28/2019	8/31/2019	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,011.93	$0.81
Admiral™ Shares	1,000.00	1,012.23	0.51
Federal Money Market Fund	$1,000.00	$1,011.59	$0.56
Treasury Money Market Fund	$1,000.00	$1,011.50	$0.46
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.40	$0.82
Admiral Shares	1,000.00	1,024.70	0.51
Federal Money Market Fund	$1,000.00	$1,024.65	$0.56
Treasury Money Market Fund	$1,000.00	$1,024.75	$0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11%; and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

7

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Cumulative Performance: August 31, 2009, Through August 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Prime Money Market Fund Investor Shares	2.36%	1.02%	0.53%	10,544
Money Market Funds Average	1.98	0.72	0.36	10,366
FTSE Three-Month U.S. Treasury Bill Index	2.36	0.91	0.49	10,524

7-day SEC yield (8/31/2019): 2.12%

Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

8

Prime Money Market Fund

	Average Annual Total Returns
	Periods Ended August 31, 2019
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Prime Money Market Fund Admiral Shares	2.42%	1.08%	0.60%	$5,309,370
Money Market Funds Average	1.98	0.72	0.36	5,183,160
FTSE Three-Month U.S. Treasury Bill Index	2.36	0.91	0.49	5,262,120

7-day SEC yield (8/31/2019): 2.18%

Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

9

Prime Money Market Fund

Sector Diversification

As of August 31, 2019

Certificates of Deposit	7.0%
U.S. Commercial Paper	3.9
Repurchase Agreements	0.3
U.S. Government Obligations	11.6
U.S. Treasury Bills	18.4
Yankee/Foreign	58.8

The table reflects the fund’s market exposure. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

10

Prime Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (30.0%)
	Federal Home Loan Bank Discount Notes	2.031%–2.228%	9/4/19	1,504,991	1,504,713
	Federal Home Loan Bank Discount Notes	2.162%	9/11/19	2,000,000	1,998,803
	Federal Home Loan Bank Discount Notes	2.154%	9/13/19	901,000	900,355
	Federal Home Loan Bank Discount Notes	2.147%	9/16/19	275,770	275,524
	Federal Home Loan Bank Discount Notes	2.149%–2.157%	9/18/19	1,185,855	1,184,655
	Federal Home Loan Bank Discount Notes	2.152%	9/20/19	1,000,000	998,868
	Federal Home Loan Bank Discount Notes	2.127%	9/25/19	1,500,000	1,497,880
	Federal Home Loan Bank Discount Notes	2.097%–2.098%	9/27/19	481,000	480,274
	Federal Home Loan Bank Discount Notes	2.057%	10/2/19	1,400,000	1,397,529
	Federal Home Loan Bank Discount Notes	2.006%–2.011%	10/11/19	1,500,000	1,496,666
	Federal Home Loan Bank Discount Notes	1.986%	10/16/19	1,250,000	1,246,906
	Federal Home Loan Bank Discount Notes	2.016%	10/18/19	376,215	375,228
	United States Treasury Bill	2.162%	9/3/19	3,000,000	2,999,641
	United States Treasury Bill	2.057%	10/8/19	17,600	17,563
	United States Treasury Bill	1.991%	10/22/19	1,500,000	1,495,782
	United States Treasury Bill	2.051%	10/24/19	2,000,000	1,993,993
	United States Treasury Bill	1.996%	10/29/19	3,000,000	2,990,713
	United States Treasury Bill	2.081%	10/31/19	1,000,000	996,550
	United States Treasury Bill	2.000%	11/7/19	1,000,000	996,296
	United States Treasury Bill	1.970%	11/14/19	1,290,800	1,285,599
	United States Treasury Bill	1.960%	11/29/19	2,000,000	1,990,358
	United States Treasury Bill	2.061%	1/2/20	3,000,000	2,979,090
	United States Treasury Bill	2.031%	1/16/20	2,000,000	1,984,702
	United States Treasury Bill	2.031%–2.041%	1/23/20	1,000,000	991,947
	United States Treasury Bill	1.857%	2/20/20	1,000,000	991,209
	United States Treasury Bill	1.857%	2/27/20	1,000,900	991,743
	United States Treasury Note/Bond	1.250%	10/31/19	500,000	499,333
	United States Treasury Note/Bond	1.500%	10/31/19	477,000	476,572
Total U.S. Government and Agency Obligations (Cost $37,038,492)					37,038,492
Commercial Paper (37.0%)
Bank Holding Company (0.2%)
2	ABN Amro Funding USA LLC	2.410%–2.415%	10/7/19	248,000	247,406
	MUFG Bank Ltd. (New York Branch)	2.375%	9/18/19	21,000	20,977
					268,383

11

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Finance — Auto (1.2%)
	American Honda Finance Corp.	2.530%	9/9/19	64,000	63,964
	American Honda Finance Corp.	2.333%–2.343%	9/10/19	82,300	82,252
	American Honda Finance Corp.	2.509%	9/12/19	119,000	118,910
	American Honda Finance Corp.	2.396%–2.438%	9/26/19	76,450	76,323
	American Honda Finance Corp.	2.247%	11/8/19	29,250	29,127
	American Honda Finance Corp.	2.101%	11/13/19	75,000	74,682
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.100%	2.245%	12/18/19	198,000	198,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.110%	2.321%	12/9/19	121,000	121,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.120%	2.302%	1/14/20	126,000	126,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.150%	2.332%	2/12/20	130,000	130,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.150%	2.332%	2/13/20	130,000	130,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.180%	2.350%	2/19/20	162,000	162,000
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.180%	2.350%	2/20/20	162,000	162,000
					1,474,258
Foreign Banks (24.9%)
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.080%	2.309%	1/6/20	495,000	495,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.130%	2.327%	2/18/20	248,000	248,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.130%	2.297%	2/20/20	89,000	88,999
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.130%	2.302%	2/20/20	166,000	166,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.210%	2.377%	8/20/20	169,000	169,000
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.340%	2.509%	11/21/19	600,000	600,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.090%	2.260%	11/22/19	125,000	125,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.267%	10/23/19	184,000	184,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.267%	12/23/19	151,000	151,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.269%	1/21/20	158,000	158,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.110%	2.280%	11/22/19	216,000	216,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.110%	2.304%	1/13/20	397,000	397,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.110%	2.292%	1/17/20	75,000	75,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.110%	2.292%	1/17/20	225,000	225,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.344%	12/2/19	400,000	400,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.348%	12/6/19	180,000	180,000

12

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.331%	12/9/19	121,500	121,500
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.130%	2.325%	2/14/20	130,000	130,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.130%	2.312%	2/18/20	200,000	200,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.160%	2.383%	3/9/20	255,000	255,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.170%	2.315%	3/27/20	155,000	155,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.120%	2.321%	11/12/19	163,000	163,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.130%	2.331%	2/11/20	550,000	550,000
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.170%	2.393%	3/5/20	340,000	340,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.282%	9/18/19	62,000	62,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.282%	9/19/19	62,000	62,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.160%	2.388%	6/4/20	127,000	126,990
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.160%	2.404%	6/5/20	148,000	147,997
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	2.325%	4/24/20	91,000	90,998
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.438%	9/6/19	90,000	90,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.404%	9/13/19	98,750	98,750
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.407%	9/16/19	64,000	64,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.300%	2.528%	11/4/19	135,000	135,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.320%	2.533%	11/8/19	247,000	247,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.330%	2.558%	9/6/19	150,000	150,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.330%	2.541%	9/9/19	150,000	150,000
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.340%	2.510%	11/22/19	135,000	134,998
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.340%	2.485%	11/25/19	198,000	197,998
2	DBS Bank Ltd.	2.425%	9/3/19	120,000	119,984
2	DBS Bank Ltd.	2.374%–2.415%	9/10/19	191,500	191,386
2	DBS Bank Ltd.	2.375%	9/16/19	100,000	99,902
2	DBS Bank Ltd.	2.360%	9/17/19	127,000	126,868
2	DBS Bank Ltd.	2.625%	9/25/19	99,000	98,829
2	DBS Bank Ltd.	2.615%	9/27/19	200,000	199,627
2	DBS Bank Ltd.	2.328%	10/17/19	56,000	55,835
2	DBS Bank Ltd.	2.582%	10/18/19	200,000	199,334
2	DBS Bank Ltd.	2.329%	10/24/19	63,000	62,786
2	DBS Bank Ltd.	2.593%	11/1/19	99,000	98,570
2	DBS Bank Ltd.	2.276%	11/5/19	131,000	130,465

13

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
2	DBS Bank Ltd.	2.223%	11/6/19	66,000	65,733
2	DBS Bank Ltd.	2.162%	11/7/19	99,000	98,604
2	DBS Bank Ltd.	2.552%	11/15/19	198,000	196,960
2	DBS Bank Ltd.	2.511%	11/18/19	59,500	59,180
2	DBS Bank Ltd.	2.533%	11/26/19	99,000	98,409
2	DBS Bank Ltd.	2.092%	12/6/19	68,000	67,623
2	DNB Bank ASA	2.557%	9/24/19	250,000	249,597
2	DNB Bank ASA	2.441%	10/9/19	590,000	588,493
2	DNB Bank ASA	2.328%	10/17/19	360,000	358,937
2,3	HSBC Bank plc, 1M USD LIBOR + 0.110%	2.354%	10/3/19	300,000	300,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	2.313%	10/8/19	607,000	607,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	2.295%	11/14/19	301,000	301,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.110%	2.282%	3/20/20	250,000	250,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.120%	2.289%	2/21/20	211,000	211,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.130%	2.374%	2/4/20	303,000	303,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.130%	2.324%	2/13/20	120,000	120,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.150%	2.361%	2/11/20	544,000	544,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.150%	2.332%	4/16/20	327,000	327,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.200%	2.444%	5/1/20	500,000	500,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.330%	2.558%	9/6/19	300,000	300,000
2	Nederlandse Waterschapsbank NV	2.334%	9/18/19	94,500	94,396
2	Nederlandse Waterschapsbank NV	2.258%	10/18/19	323,000	322,053
2	Nederlandse Waterschapsbank NV	2.126%	11/12/19	149,000	148,370
2	Nederlandse Waterschapsbank NV	2.126%	11/15/19	495,000	492,819
2	Nederlandse Waterschapsbank NV	2.081%	11/26/19	495,000	492,552
2	Nederlandse Waterschapsbank NV	2.226%	11/27/19	321,000	319,286
2	Nederlandse Waterschapsbank NV	2.081%	12/9/19	250,000	248,620
2	Nordea Bank ABP	2.588%	9/20/19	350,000	349,528
2	NRW Bank	2.121%–2.481%	9/3/19	417,500	417,447
2	NRW Bank	2.121%–2.482%	9/4/19	721,000	720,865
2	NRW Bank	2.121%–2.425%	9/6/19	1,020,000	1,019,690
2	NRW Bank	2.426%	9/9/19	297,000	296,841
2	NRW Bank	2.421%	9/10/19	51,000	50,969
2	NRW Bank	2.343%	9/13/19	157,000	156,878
2	NRW Bank	2.344%–2.349%	9/16/19	165,500	165,339
2	NRW Bank	2.334%	9/17/19	127,000	126,869
2	NRW Bank	2.344%	9/18/19	143,000	142,843
2	NRW Bank	2.278%	10/10/19	134,706	134,375
2	NRW Bank	2.279%	10/15/19	162,000	161,551
2	NRW Bank	2.140%	10/31/19	297,000	295,946
2	NRW Bank	2.131%	11/6/19	246,000	245,044
2	NRW Bank	2.131%	11/7/19	112,500	112,056
2	NRW Bank	2.126%	11/14/19	99,000	98,570
2	NRW Bank	2.127%	11/15/19	99,000	98,564

14

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
2	NRW Bank	2.090%	11/21/19	149,000	148,303
2	NRW Bank	2.081%	11/26/19	387,000	385,086
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	2.381%	3/12/20	165,000	165,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	2.375%	4/14/20	290,000	290,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	2.362%	6/17/20	560,000	560,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.190%	2.387%	3/16/20	250,000	250,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.240%	2.352%	7/31/20	450,000	450,000
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.240%	2.385%	8/26/20	183,000	183,000
	Santander UK plc	2.425%	9/3/19	152,605	152,585
	Santander UK plc	2.374%	9/10/19	161,000	160,905
	Santander UK plc	2.370%	9/16/19	160,000	159,843
	Santander UK plc	2.369%	10/11/19	160,000	159,582
	Santander UK plc	2.295%	10/31/19	94,500	94,141
2	Skandinaviska Enskilda Banken AB	2.342%	9/5/19	48,501	48,488
2	Skandinaviska Enskilda Banken AB	2.314%	9/19/19	300,000	299,655
2	Skandinaviska Enskilda Banken AB	2.329%	9/20/19	316,000	315,614
2	Skandinaviska Enskilda Banken AB	2.563%	9/27/19	85,000	84,845
2	Skandinaviska Enskilda Banken AB	2.284%	10/22/19	345,000	343,890
2	Societe Generale SA	2.141%–2.151%	9/5/19	965,000	964,770
2	Societe Generale SA	2.141%	9/9/19	963,000	962,542
2	Svenska Handelsbanken AB	2.584%	9/26/19	300,000	299,469
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.100%	2.272%	12/20/19	460,000	460,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.120%	2.348%	12/6/19	470,000	470,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.180%	2.377%	6/16/20	35,000	35,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.180%	2.325%	6/23/20	200,000	200,000
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.370%	2.593%	11/7/19	500,000	500,000
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.150%	2.266%	5/29/20	150,000	149,985
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.160%	2.404%	6/5/20	111,000	110,992
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.160%	2.404%	6/5/20	100,000	99,996
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.200%	2.394%	9/13/19	324,250	324,250
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.210%	2.392%	9/19/19	170,000	170,000
2,3,4	Westpac Banking Corp., 1M USD LIBOR + 0.210%	2.382%	9/20/19	25,000	25,000
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.440%	10/28/19	395,000	394,997
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.320%	2.533%	11/8/19	215,000	214,998
					30,824,759

15

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Foreign Governments (4.9%)
2	Alberta (Province Of)	2.425%	9/3/19	250,000	249,967
2	Alberta (Province Of)	2.425%	9/4/19	50,000	49,990
2	Alberta (Province Of)	2.573%	10/7/19	99,000	98,749
2	Alberta (Province Of)	2.542%	11/5/19	79,276	78,917
2	Alberta (Province Of)	2.378%	12/5/19	45,500	45,218
	BNG Bank NV	2.116%–2.121%	9/3/19	1,159,000	1,158,864
	BNG Bank NV	2.111%	9/4/19	570,000	569,900
	BNG Bank NV	2.121%	9/5/19	616,000	615,855
	BNG Bank NV	2.151%	9/6/19	201,650	201,590
2	CDP Financial Inc.	2.557%	9/5/19	49,000	48,986
2	CDP Financial Inc.	2.459%	9/24/19	15,750	15,725
2	CDP Financial Inc.	2.358%	10/1/19	16,000	15,969
2	CDP Financial Inc.	2.204%–2.215%	1/24/20	64,000	63,437
4	CPPIB Capital Inc.	2.365%	9/16/19	25,000	24,976
4	CPPIB Capital Inc.	2.366%	9/19/19	7,000	6,992
4	CPPIB Capital Inc.	2.481%	10/1/19	30,000	29,939
4	CPPIB Capital Inc.	2.526%	10/11/19	15,000	14,958
4	CPPIB Capital Inc.	2.527%	10/15/19	15,000	14,954
4	CPPIB Capital Inc.	2.445%	11/1/19	15,000	14,938
4	CPPIB Capital Inc.	2.445%	11/4/19	30,000	29,871
4	CPPIB Capital Inc.	2.445%	11/5/19	15,000	14,934
4	CPPIB Capital Inc.	2.445%	11/7/19	15,000	14,932
4	CPPIB Capital Inc.	2.431%	12/12/19	30,000	29,796
	Export Development Canada	2.549%	9/23/19	371,500	370,928
	Export Development Canada	2.529%	10/29/19	99,000	98,601
	Export Development Canada	2.468%	11/12/19	31,094	30,942
	Export Development Canada	2.346%	11/29/19	96,000	95,449
2	Hydro-Quebec	2.365%	9/13/19	150,000	149,882
2	Hydro-Quebec	2.549%	9/19/19	65,000	64,918
2	Hydro-Quebec	2.410%	10/7/19	128,000	127,694
2	Landesbank Hessen-Thueringen Girozentrale	2.151%	9/4/19	421	421
4	Omers Finance Trust	2.394%	9/4/19	36,115	36,108
4	Omers Finance Trust	2.374%	9/12/19	41,000	40,970
4	Omers Finance Trust	2.375%	9/17/19	48,000	47,950
4	Ontario Teachers’ Finance Trust	2.520%	11/4/19	49,500	49,281
2,4	Ontario Teachers’ Finance Trust	2.471%	12/2/19	31,350	31,155
3,4	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.120%	2.348%	3/6/20	82,000	82,000
2,3	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.200%	2.345%	8/24/20	95,000	95,000
2	Province of Quebec	2.410%–2.542%	10/8/19	563,000	561,555
4	PSP Capital Inc.	2.498%	9/3/19	120,000	119,983
4	PSP Capital Inc.	2.344%	9/17/19	76,000	75,921
4	PSP Capital Inc.	2.344%	9/19/19	126,500	126,353
4	PSP Capital Inc.	2.481%	10/1/19	24,500	24,450
4	PSP Capital Inc.	2.273%	10/8/19	29,250	29,182
4	PSP Capital Inc.	2.263%–2.527%	10/15/19	128,000	127,639
4	PSP Capital Inc.	2.403%	10/28/19	95,000	94,642
4	PSP Capital Inc.	2.205%	1/27/20	64,000	63,426
4	PSP Capital Inc.	2.205%	1/28/20	64,500	63,918
					6,017,825

16

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Foreign Industrial (3.1%)
2	BASF SE	2.292%	9/23/19	734,000	732,977
2	BASF SE	2.293%	9/27/19	126,000	125,792
2	Nestle Capital Corp.	2.614%	9/12/19	128,000	127,899
2	Nestle Capital Corp.	2.573%	9/23/19	198,000	197,693
2	Nestle Capital Corp.	2.420%	10/3/19	172,000	171,633
2	Nestle Capital Corp.	2.589%	10/23/19	393,100	391,652
2	Nestle Capital Corp.	2.589%	10/31/19	196,000	195,167
2	Nestle Capital Corp.	2.589%	11/6/19	322,000	320,495
	Nestle Finance International Ltd.	2.334%	9/13/19	21,250	21,234
	Nestle Finance International Ltd.	2.420%	10/4/19	200,000	199,560
	Nestle Finance International Ltd.	2.262%	10/11/19	131,000	130,672
	Nestle Finance International Ltd.	2.262%	10/15/19	65,500	65,320
	Nestle Finance International Ltd.	2.263%	10/16/19	65,500	65,316
	Nestle Finance International Ltd.	2.589%	11/4/19	99,000	98,551
	Nestle Finance International Ltd.	2.588%	11/7/19	65,000	64,692
2	Siemens Capital Co. LLC	2.283%	9/26/19	246,557	246,168
2	Total Capital Canada Ltd.	2.263%	10/18/19	252,000	251,260
2	Total Capital Canada Ltd.	2.205%	11/21/19	165,000	164,187
2	Total Capital SA	2.110%	9/3/19	206,800	206,776
3	Toyota Credit Canada Inc., 1M USD LIBOR + 0.130%	2.341%	12/9/19	30,000	30,000
3	Toyota Credit Canada Inc., 1M USD LIBOR + 0.130%	2.359%	12/27/19	99,000	99,000
					3,906,044
Industrial (2.7%)
2	Apple Inc.	2.419%	10/2/19	25,000	24,948
2	Apple Inc.	2.419%	10/3/19	25,000	24,947
2	Apple Inc.	2.554%–2.565%	10/7/19	171,000	170,568
2	Apple Inc.	2.404%	11/4/19	25,000	24,894
2	Chevron Corp.	2.323%	9/13/19	74,000	73,943
	Exxon Mobil Corp.	2.384%	9/4/19	700,000	699,862
	Exxon Mobil Corp.	2.353%	9/5/19	172,000	171,955
	Exxon Mobil Corp.	2.367%	9/26/19	253,000	252,587
	Exxon Mobil Corp.	2.367%	9/27/19	253,000	252,571
	Exxon Mobil Corp.	2.393%	9/30/19	220,000	219,579
	Exxon Mobil Corp.	2.317%	10/11/19	443,000	441,868
	Exxon Mobil Corp.	2.307%	10/16/19	235,000	234,327
2	Henkel of America Inc.	2.415%	9/6/19	56,000	55,981
2	Henkel of America Inc.	2.161%	11/5/19	51,950	51,748
2	Pfizer Inc.	2.333%	9/9/19	115,600	115,541
2	Pfizer Inc.	2.323%	9/10/19	300,000	299,827
2	Pfizer Inc.	2.333%	9/11/19	186,000	185,880
					3,301,026
Total Commercial Paper (Cost $45,792,295)					45,792,295
Certificates of Deposit (34.0%)
Domestic Banks (6.1%)
	Citibank NA	2.620%	9/12/19	618,000	618,000
	Citibank NA	2.570%	10/21/19	208,000	208,000
	Citibank NA	2.560%	11/1/19	426,000	426,000
	Citibank NA	2.220%	1/6/20	195,000	195,000
	HSBC Bank USA NA	2.160%	9/6/19	290,000	290,000
	HSBC Bank USA NA	2.260%	10/28/19	161,500	161,500

17

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	HSBC Bank USA NA, 1M USD LIBOR + 0.130%	2.246%	10/29/19	182,000	182,000
3	HSBC Bank USA NA, 1M USD LIBOR + 0.130%	2.242%	10/30/19	49,500	49,500
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.294%	9/13/19	528,000	528,000
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.272%	9/20/19	600,000	600,000
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.344%	10/4/19	653,000	653,000
	Wells Fargo Bank NA	2.000%	2/12/20	388,000	388,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.090%	2.319%	12/6/19	213,000	213,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.090%	2.235%	12/27/19	130,000	130,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.090%	2.235%	12/27/19	130,000	130,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.294%	9/13/19	293,000	293,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.212%	9/30/19	148,500	148,500
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.313%	11/8/19	255,000	255,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.295%	11/15/19	238,000	238,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.160%	2.355%	2/13/20	671,000	671,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.160%	2.355%	2/14/20	579,000	579,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.190%	2.362%	3/19/20	650,000	650,000
					7,606,500
Yankee Certificates of Deposit (27.9%)
3	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.180%	2.292%	6/1/20	67,000	67,000
3	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.310%	2.505%	11/15/19	101,000	101,000
	Bank of Montreal (Chicago Branch)	2.370%	9/17/19	235,000	235,000
	Bank of Montreal (Chicago Branch)	2.300%	9/24/19	200,000	200,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.323%	10/7/19	260,000	260,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.313%	10/8/19	130,500	130,500
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.282%	10/17/19	150,000	150,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.270%	10/22/19	150,000	150,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.110%	2.354%	9/3/19	495,000	495,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.110%	2.255%	1/27/20	225,000	225,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.120%	2.265%	11/25/19	308,000	308,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.130%	2.325%	2/14/20	350,000	350,000

18

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.150%	2.295%	1/24/20	319,000	319,000
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.170%	2.394%	3/2/20	250,000	250,000
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.130%	2.374%	9/4/19	153,000	153,000
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.170%	2.365%	3/16/20	103,000	103,000
	Bayerische Landesbank (New York Branch)	2.160%	9/3/19	656,000	656,000
	Bayerische Landesbank (New York Branch)	2.160%	9/4/19	742,000	742,000
	Bayerische Landesbank (New York Branch)	2.160%	9/5/19	72,000	72,000
	Bayerische Landesbank (New York Branch)	2.160%	9/6/19	492,000	492,000
	Bayerische Landesbank (New York Branch)	2.160%	9/9/19	504,000	504,000
	Canadian Imperial Bank of Commerce (New York Branch)	2.550%	10/1/19	248,000	248,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.090%	2.320%	10/1/19	350,000	350,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.090%	2.291%	12/10/19	387,000	387,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.364%	11/5/19	162,000	162,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.265%	11/25/19	459,000	459,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.265%	11/26/19	61,000	61,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.364%	2/5/20	355,000	355,000
	Commonwealth Bank of Australia (New York Branch)	2.420%	9/6/19	157,000	157,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.344%	9/3/19	69,000	69,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.245%	1/27/20	66,000	66,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.239%	1/28/20	65,000	65,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.160%	2.305%	2/25/20	130,000	130,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.160%	2.384%	7/2/20	174,000	174,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.170%	2.337%	4/23/20	162,000	162,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.220%	2.365%	9/24/19	128,000	128,000
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.280%	2.462%	10/18/19	100,000	100,000
	Cooperatieve Rabobank UA (New York Branch)	2.120%	9/5/19	774,000	774,000
	Cooperatieve Rabobank UA (New York Branch)	2.120%	9/6/19	831,000	831,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.080%	2.262%	12/19/19	126,000	126,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.090%	2.319%	12/6/19	198,000	198,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.130%	2.331%	2/11/20	324,000	324,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.160%	2.305%	2/27/20	99,000	99,000

19

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	2.399%	3/6/20	198,000	198,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	2.393%	3/9/20	165,000	165,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	2.315%	3/27/20	198,000	198,000
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	2.282%	4/1/20	169,000	169,000
	Credit Suisse AG (New York Branch)	2.330%	9/16/19	32,000	32,000
	Credit Suisse AG (New York Branch)	2.300%	10/1/19	1,424,000	1,424,000
	DNB Bank ASA (New York Branch)	2.460%	10/1/19	80,000	80,000
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.090%	2.285%	11/14/19	300,000	299,997
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.090%	2.285%	11/15/19	450,000	449,995
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.100%	2.344%	9/5/19	580,000	580,000
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.160%	2.404%	2/5/20	455,000	455,000
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.180%	2.320%	2/28/20	590,000	590,000
	KBC Bank NV (New York Branch)	2.150%	9/3/19	495,000	495,000
	KBC Bank NV (New York Branch)	2.150%	9/5/19	493,000	493,000
	KBC Bank NV (New York Branch)	2.150%	9/6/19	300,000	300,000
	Landesbank Hessen-Thueringen Girozentrale	2.130%	9/3/19	374,000	374,000
	Landesbank Hessen-Thueringen Girozentrale	2.130%	9/5/19	297,000	297,000
	Landesbank Hessen-Thueringen Girozentrale	2.130%	9/6/19	342,000	342,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/16/19	120,000	120,000
	MUFG Bank Ltd. (New York Branch)	2.520%	9/16/19	174,000	174,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/19/19	198,000	198,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/20/19	121,000	121,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/23/19	121,000	121,000
	MUFG Bank Ltd. (New York Branch)	2.500%	9/24/19	125,000	125,000
	MUFG Bank Ltd. (New York Branch)	2.510%	9/24/19	124,000	124,000
	MUFG Bank Ltd. (New York Branch)	2.500%	9/25/19	198,000	198,000
	MUFG Bank Ltd. (New York Branch)	2.480%	9/30/19	125,000	125,000
	MUFG Bank Ltd. (New York Branch)	2.500%	9/30/19	133,000	133,000
	Natixis (New York Branch)	2.130%	9/3/19	399,000	399,000
	Natixis (New York Branch)	2.130%	9/3/19	1,558,000	1,558,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.329%	9/6/19	250,000	250,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.344%	10/4/19	500,000	500,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.311%	10/9/19	125,000	125,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.210%	2.411%	9/11/19	420,000	420,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.220%	2.464%	10/4/19	500,000	500,000
	Skandinaviska Enskilda Banken AB (New York Branch)	2.260%	10/29/19	300,000	300,000
	Skandinaviska Enskilda Banken AB (New York Branch)	2.110%	11/29/19	1,000,000	1,000,000
3	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.120%	2.265%	9/27/19	147,000	147,000

20

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.390%	9/9/19	97,000	97,000
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.540%	9/11/19	250,000	250,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.100%	2.344%	9/3/19	850,000	850,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.100%	2.301%	9/11/19	121,000	121,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.110%	2.333%	11/7/19	325,000	324,997
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.150%	2.295%	12/20/19	495,000	494,992
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.150%	2.322%	12/20/19	315,000	314,991
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.170%	2.400%	12/3/19	255,000	255,000
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.170%	2.399%	12/6/19	250,000	249,997
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.100%	2.272%	12/20/19	297,000	297,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.100%	2.212%	12/30/19	248,000	248,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.120%	2.265%	11/25/19	200,000	200,020
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.140%	2.307%	1/23/20	89,500	89,499
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	2.355%	6/15/20	159,000	159,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	2.342%	6/19/20	495,000	495,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	2.272%	6/30/20	395,000	395,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.180%	2.375%	7/15/20	250,000	250,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.190%	2.434%	5/5/20	350,000	350,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.200%	2.382%	5/19/20	250,000	250,000
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.325%	2.519%	11/13/19	650,000	650,000
	Swedbank AB (New York Branch)	2.100%	9/3/19	500,000	500,000
	Toronto-Dominion Bank (New York Branch)	2.460%	10/1/19	130,000	130,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.200%	2.413%	7/7/20	540,000	540,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.210%	2.434%	5/4/20	135,000	135,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.220%	2.415%	5/14/20	368,000	368,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	2.362%	7/30/20	200,000	200,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	2.362%	7/31/20	325,000	325,000
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	2.445%	8/13/20	300,000	300,000

21

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.150%	2.394%	6/5/20	50,000	49,993
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.160%	2.361%	6/12/20	75,000	74,997
3	Westpac Banking Corp. (New York Branch), 1M USD LIBOR + 0.160%	2.384%	7/2/20	500,000	499,979
3	Westpac Banking Corp. (New York Branch), 3M USD LIBOR + 0.040%	2.327%	2/3/20	40,000	40,004
					34,471,961
Total Certificates of Deposit (Cost $42,078,461)					42,078,461
Other Notes (1.2%)
3	Bank of America NA, 1M USD LIBOR + 0.090%	2.320%	10/1/19	248,000	248,000
3	Bank of America NA, 1M USD LIBOR + 0.090%	2.314%	10/2/19	248,000	248,000
3	Bank of America NA, 1M USD LIBOR + 0.100%	2.330%	11/1/19	152,000	152,000
3	Bank of America NA, 1M USD LIBOR + 0.100%	2.344%	11/5/19	152,000	152,000
3	Bank of America NA, 1M USD LIBOR + 0.100%	2.301%	11/12/19	90,000	90,000
3	Bank of America NA, 1M USD LIBOR + 0.110%	2.321%	12/9/19	180,000	180,000
3	Bank of America NA, 1M USD LIBOR + 0.110%	2.311%	1/10/20	192,000	192,000
3	Bank of America NA, 1M USD LIBOR + 0.150%	2.320%	2/21/20	102,000	102,000
3	Bank of America NA, 1M USD LIBOR + 0.150%	2.320%	2/24/20	102,000	102,000
Total Other Notes (Cost $1,466,000)					1,466,000
Repurchase Agreements (0.3%)
	JP Morgan Securities LLC
	(Dated 8/30/19, Repurchase Value
	$325,078,000, collateralized by U.S.
	Treasury Note/Bond 1.750%–5.375%,
	9/30/19–11/15/41, with a value of
	$331,500,000) (Cost $325,000)	2.160%	9/3/19	325,000	325,000
Taxable Municipal Bonds (0.0%)
5	Greene County GA Development Authority
	Revenue VRDO (Cost $6,250)	2.130%	9/6/19	6,250	6,250
Total Investments (102.5%) (Cost $126,706,498)					126,706,498

22

Prime Money Market Fund

Amount
($000)
Other Assets and Liabilities (-2.5%)
Other Assets
Investment in Vanguard	5,820
Receivables for Accrued Income	100,702
Receivables for Capital Shares Issued	230,922
Other Assets	51,663
Total Other Assets	389,107
Liabilities
Payables for Investment Securities Purchased	(3,239,333)
Payables for Capital Shares Redeemed	(199,447)
Payables for Distributions	(15,465)
Payables to Vanguard	(9,163)
Other Liabilities	(923)
Total Liabilities	(3,464,331)
Net Assets (100%)	123,631,274

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	123,627,686
Total Distributable Earnings (Loss)	3,588
Net Assets	123,631,274

Investor Shares–Net Assets
Applicable to 104,696,420,176 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	104,708,532
Net Asset Value Per Share–Investor Shares	$1.00

Admiral Shares–Net Assets
Applicable to 18,920,702,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,922,742
Net Asset Value Per Share–Admiral Shares	$1.00

•    See Note A in Notes to Financial Statements.

1   Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2   Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2019, the aggregate value of these securities was $36,202,668,000, representing 29.3% of net assets.

3   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate value of these securities was $1,234,268,000, representing 1.0% of net assets.

5   Scheduled principal and interest payments are guaranteed by bank letter of credit.

LIBOR—London Interbank Offered Rate.

VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Prime Money Market Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Interest	2,954,873
Total Income	2,954,873
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,212
Management and Administrative—Investor Shares	141,363
Management and Administrative—Admiral Shares	15,855
Marketing and Distribution—Investor Shares	15,302
Marketing and Distribution—Admiral Shares	1,106
Custodian Fees	449
Auditing Fees	33
Shareholders’ Reports—Investor Shares	561
Shareholders’ Reports—Admiral Shares	44
Trustees’ Fees and Expenses	77
Total Expenses	179,002
Net Investment Income	2,775,871
Realized Net Gain (Loss) on Investment Securities Sold	(80)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,775,791

See accompanying Notes, which are an integral part of the Financial Statements.

24

Prime Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,775,871	1,581,192
Realized Net Gain (Loss)	(80)	(4,203)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,775,791	1,576,989
Distributions
Net Investment Income
Investor Shares	(2,351,823)	(1,363,449)
Admiral Shares	(424,095)	(217,801)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(2,775,918)	(1,581,250)
Capital Share Transactions (at $1.00 per share)
Investor Shares	11,810,567	8,015,413
Admiral Shares	2,805,143	4,121,058
Net Increase (Decrease) from Capital Share Transactions	14,615,710	12,136,471
Total Increase (Decrease)	14,615,583	12,132,210
Net Assets
Beginning of Period	109,015,691	96,883,481
End of Period	123,631,274	109,015,691

See accompanying Notes, which are an integral part of the Financial Statements.

25

Prime Money Market Fund

Financial Highlights

Investor Shares

For a Share Outstanding Throughout Each Period			Year Ended August 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.023[1]	.016[1]	.008[1]	.0032	.0002
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.023	.016	.008	.0032	.0002
Distributions
Dividends from Net Investment Income	(.023)	(.016)	(.008)	(.0032)	(.0002)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.023)	(.016)	(.008)	(.0032)	(.0002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.36%	1.59%	0.83%	0.32%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$104,709	$92,898	$84,886	$100,210	$105,820
Ratio of Total Expenses to Average Net Assets[3]	0.16%	0.16%	0.16%	0.16%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.33%	1.59%	0.82%	0.32%	0.02%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016 and 0.16% for 2015. For the years ended August 31, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Prime Money Market Fund

Financial Highlights

Admiral Shares

For a Share Outstanding Throughout Each Period			Year Ended August 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.024[1]	.016[1]	.009[1]	.004	.001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.024	.016	.009	.004	.001
Distributions
Dividends from Net Investment Income	(.024)	(.016)	(.009)	(.004)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.024)	(.016)	(.009)	(.004)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.42%	1.66%	0.89%	0.38%	0.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,923	$16,118	$11,997	$16,429	$28,988
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.39%	1.65%	0.88%	0.38%	0.07%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

28

Prime Money Market Fund

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $5,820,000, representing less than 0.01% of the fund’s net assets and 2.33% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.      Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

29

Prime Money Market Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	23,336
Undistributed Long-term Gains	—
Capital Loss Carryforwards (Non-expiring)	(4,284)
Net Unrealized Gains (Losses)	—

As of August 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	126,706,498
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

E.      Capital share transactions for each class of shares were:

			Year Ended August 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	67,073,536	67,073,695	57,734,205	57,734,439
Issued in Lieu of Cash Distributions	2,176,642	2,176,642	1,273,993	1,273,993
Redeemed	(57,439,611)	(57,439,611)	(50,992,785)	(50,992,785)
Net Increase (Decrease)—Investor Shares	11,810,567	11,810,726	8,015,413	8,015,647
Admiral Shares
Issued	12,655,596	12,655,436	11,041,702	11,041,469
Issued in Lieu of Cash Distributions	392,879	392,879	202,222	202,222
Redeemed	(10,243,332)	(10,243,332)	(7,122,866)	(7,122,866)
Net Increase (Decrease)—Admiral Shares	2,805,143	2,804,983	4,121,058	4,120,825

F.       Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

30

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Cumulative Performance: August 31, 2009, Through August 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2019
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Federal Money Market Fund Investor Shares	2.26%	0.89%	0.46%	10,464
Government Money Market Funds Average	1.71	0.55	0.28	10,280
FTSE Three-Month U.S. Treasury Bill Index	2.36	0.91	0.49	10,524

7-day SEC yield (8/31/2019): 2.08%

Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend information.

31

Federal Money Market Fund

Sector Diversification

As of August 31, 2019

Repurchase Agreements	20.1%
U.S. Government Obligations	49.9
U.S. Treasury Bills	30.0

The table reflects the fund’s market exposure. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

32

Federal Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (81.4%)
2	Fannie Mae Discount Notes	2.303%	9/4/19	54,485	54,475
2	Fannie Mae Discount Notes	2.212%	9/18/19	137,500	137,357
2	Fannie Mae Discount Notes	2.152%–2.162%	9/25/19	133,497	133,306
2	Fannie Mae Discount Notes	2.191%–2.212%	10/2/19	134,000	133,748
2	Fannie Mae Discount Notes	2.099%	10/4/19	200,000	199,617
2	Fannie Mae Discount Notes	2.099%	10/7/19	200,000	199,582
2	Fannie Mae Discount Notes	2.182%	10/9/19	190,909	190,472
2	Fannie Mae Discount Notes	2.111%	10/16/19	166,250	165,814
2	Fannie Mae Discount Notes	2.081%	10/23/19	243,958	243,229
2	Fannie Mae Discount Notes	1.948%	11/1/19	2,500,000	2,491,782
2	Fannie Mae Discount Notes	1.949%–1.960%	11/13/19	265,242	264,196
	Federal Home Loan Bank Discount Notes	2.413%	9/3/19	250,000	249,967
	Federal Home Loan Bank Discount Notes	2.432%	9/5/19	1,000,000	999,732
	Federal Home Loan Bank Discount Notes	2.006%–2.432%	9/6/19	892,567	892,269
	Federal Home Loan Bank Discount Notes	2.414%	9/9/19	250,000	249,867
	Federal Home Loan Bank Discount Notes	2.423%	9/10/19	2,250,000	2,248,650
	Federal Home Loan Bank Discount Notes	2.423%	9/11/19	400,000	399,733
	Federal Home Loan Bank Discount Notes	2.222%–2.232%	9/13/19	983,984	983,259
	Federal Home Loan Bank Discount Notes	2.439%	9/17/19	750,000	749,195
	Federal Home Loan Bank Discount Notes	2.232%–2.243%	9/18/19	2,279,000	2,276,612
	Federal Home Loan Bank Discount Notes	2.176%	9/25/19	250,000	249,639
	Federal Home Loan Bank Discount Notes	2.172%	10/2/19	1,280,000	1,277,619
	Federal Home Loan Bank Discount Notes	2.185%–2.429%	10/4/19	1,225,000	1,222,513
	Federal Home Loan Bank Discount Notes	2.202%–2.422%	10/9/19	1,885,000	1,880,624
	Federal Home Loan Bank Discount Notes	2.425%	10/15/19	1,000,000	997,073
	Federal Home Loan Bank Discount Notes	2.147%	10/16/19	423,000	421,871
	Federal Home Loan Bank Discount Notes	2.126%	10/18/19	1,000,000	997,239
	Federal Home Loan Bank Discount Notes	2.104%–2.111%	10/23/19	1,400,000	1,395,765
	Federal Home Loan Bank Discount Notes	2.110%–2.470%	10/25/19	710,000	707,746
	Federal Home Loan Bank Discount Notes	2.114%	10/30/19	195,000	194,328
	Federal Home Loan Bank Discount Notes	2.096%–2.101%	11/1/19	883,000	879,875
	Federal Home Loan Bank Discount Notes	2.093%	11/7/19	80,000	79,690

33

Federal Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Bank Discount Notes	2.375%	11/22/19	24,200	24,071
	Federal Home Loan Bank Discount Notes	2.084%	11/26/19	166,250	165,428
3	Federal Home Loan Banks, 1M USD LIBOR + 0.000%	2.195%	7/15/20	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR + 0.550%	2.146%	3/12/20	180,000	179,964
3	Federal Home Loan Banks, 1M USD LIBOR - 0.010%	2.135%	3/25/20	1,000,000	999,945
3	Federal Home Loan Banks, 1M USD LIBOR - 0.010%	2.135%	3/25/20	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.152%	12/20/19	235,000	235,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.125%	12/24/19	1,500,000	1,500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.125%	12/24/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.125%	12/24/19	300,000	300,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.125%	12/24/19	2,250,000	2,250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.204%	1/2/20	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.204%	1/2/20	550,000	550,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.125%	1/24/20	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.125%	1/27/20	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.152%	3/20/20	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.224%	4/3/20	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.020%	2.224%	4/3/20	850,000	850,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.147%	12/20/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.147%	12/20/19	1,250,000	1,250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.147%	12/20/19	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.142%	12/23/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.169%	1/13/20	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.025%	2.147%	4/20/20	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.030%	2.183%	11/8/19	1,475,000	1,475,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.030%	2.171%	11/12/19	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.035%	2.166%	1/10/20	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.035%	2.077%	1/30/20	930,000	930,000

34

Federal Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.171%	10/9/19	300,000	300,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.142%	10/17/19	300,000	300,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.155%	11/15/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.105%	11/25/19	150,000	150,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.105%	11/26/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.105%	11/26/19	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.040%	2.130%	1/22/20	750,000	750,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.050%	2.119%	1/21/20	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.060%	2.122%	9/19/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.060%	2.107%	9/23/19	1,000,000	1,000,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.100%	2.130%	11/1/19	500,000	500,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.100%	2.144%	11/4/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.100%	2.123%	11/7/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.100%	2.123%	11/7/19	250,000	250,000
3	Federal Home Loan Banks, 1M USD LIBOR - 0.400%	2.171%	9/9/19	1,000,000	1,000,000
3	Federal Home Loan Banks, SOFR + 0.050%	2.125%	10/10/19	750	750
2	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	85,771	85,691
2	Freddie Mac Discount Notes	2.397%	9/4/19	1,050,000	1,049,792
2	Freddie Mac Discount Notes	2.397%	9/5/19	550,000	549,855
2	Freddie Mac Discount Notes	2.412%	9/10/19	850,000	849,492
2	Freddie Mac Discount Notes	2.453%–2.483%	9/18/19	1,880,000	1,877,845
2	Freddie Mac Discount Notes	2.450%	9/24/19	183,679	183,395
2	Freddie Mac Discount Notes	2.419%	10/1/19	166,510	166,178
2	Freddie Mac Discount Notes	2.318%–2.323%	10/4/19	394,147	393,314
2	Freddie Mac Discount Notes	2.419%	10/7/19	487,002	485,838
2	Freddie Mac Discount Notes	2.393%–2.438%	10/10/19	634,810	633,166
2	Freddie Mac Discount Notes	2.368%	10/17/19	500,000	498,502
2	Freddie Mac Discount Notes	2.418%–2.429%	10/29/19	379,476	378,012
2	Freddie Mac Discount Notes	2.419%	11/4/19	275,000	273,832
2	Freddie Mac Discount Notes	2.053%–2.085%	11/5/19	265,893	264,906
2	Freddie Mac Discount Notes	2.104%	11/6/19	800,000	796,935
2	Freddie Mac Discount Notes	2.386%–2.396%	11/8/19	384,889	383,168
2	Freddie Mac Discount Notes	2.180%–2.190%	11/12/19	51,668	51,444
2	Freddie Mac Discount Notes	2.075%–2.180%	11/13/19	339,522	338,053
2	Freddie Mac Discount Notes	2.037%–2.378%	11/19/19	1,547,629	1,540,309
2	Freddie Mac Discount Notes	2.348%	11/29/19	491,700	488,880
2	Freddie Mac Discount Notes	2.075%	12/3/19	166,430	165,544
2	Freddie Mac Discount Notes	2.055%–2.105%	12/18/19	198,000	196,775
	United States Treasury Bill	2.083%–2.162%	9/3/19	1,460,449	1,460,276

35

Federal Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	2.313%	9/5/19	3,900,000	3,899,003
	United States Treasury Bill	2.253%	9/12/19	4,000,000	3,997,262
	United States Treasury Bill	2.182%	9/19/19	1,050,000	1,048,861
	United States Treasury Bill	2.063%	10/1/19	700,000	698,919
	United States Treasury Bill	2.057%	10/8/19	1,000,000	997,893
	United States Treasury Bill	2.051%	10/24/19	2,000,000	1,993,993
	United States Treasury Bill	1.996%	10/29/19	1,500,000	1,495,357
	United States Treasury Bill	2.081%	10/31/19	3,000,000	2,989,650
	United States Treasury Bill	1.990%–2.000%	11/7/19	5,850,000	5,828,340
	United States Treasury Bill	1.970%	11/14/19	3,500,000	3,485,899
	United States Treasury Bill	1.907%–1.932%	11/21/19	1,500,000	1,493,559
	United States Treasury Bill	1.960%–2.348%	11/29/19	3,749,625	3,730,863
	United States Treasury Bill	2.281%	12/5/19	1,000,000	994,049
	United States Treasury Bill	2.163%	12/12/19	1,400,000	1,391,511
	United States Treasury Bill	2.031%	1/16/20	2,000,000	1,984,702
	United States Treasury Bill	1.966%–1.968%	2/6/20	500,000	495,726
	United States Treasury Bill	1.903%–1.905%	2/13/20	1,050,000	1,040,924
	United States Treasury Bill	1.857%	2/27/20	750,000	743,138
3	United States Treasury Floating Rate Note, 3M US T-Bill + 0.139%	2.099%	4/30/21	2,417,950	2,415,400
3	United States Treasury Floating Rate Note, 3M US T-Bill + 0.220%	2.180%	7/31/21	2,000,000	1,999,565
	United States Treasury Note/Bond	1.500%	10/31/19	200,000	199,820
	United States Treasury Note/Bond	1.250%	10/31/19	250,000	249,666
Total U.S. Government and Agency Obligations (Cost $108,312,304)					108,312,304
Repurchase Agreements (20.1%)
	Bank of Montreal
	(Dated 8/30/19, Repurchase Value $1,000,239,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.375%, 1/15/20–2/15/48, U.S. Treasury Bill 0.000%, 9/12/19–1/30/20, and U.S. Treasury Note/Bond 1.625%–8.750%, 5/15/20–11/15/48, with a value of $1,020,000,000)	2.150%	9/3/19	1,000,000	1,000,000
	Bank of Montreal
	(Dated 8/22/19, Repurchase Value $500,416,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 1/15/20–2/15/42, U.S. Treasury Bill 0.000%, 12/5/19–1/2/20, and U.S. Treasury Note/Bond 0.875%–8.750%, 9/15/19–5/15/49, with a value of $510,000,000)	2.140%	9/5/19	500,000	500,000
	Bank of Montreal
	(Dated 8/15/19, Repurchase Value $501,458,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/20–2/15/46, U.S. Treasury Bill 0.000%, 9/12/19–12/5/19, and U.S. Treasury Note/Bond 1.125%–6.250%, 5/31/20–8/15/49, with a value of $510,000,000)	2.100%	10/4/19	500,000	500,000

36

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of Montreal
(Dated 8/23/19, Repurchase Value $751,154,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 1/15/20–2/15/44, U.S. Treasury Bill 0.000%, 12/5/19–6/18/20, and U.S. Treasury Note/Bond 1.125%–8.750%, 3/31/20–11/15/48, with a value of $765,000,000)	2.130%	9/18/19	750,000	750,000
Bank of Montreal
(Dated 8/13/19, Repurchase Value $250,510,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 1/15/20–2/15/40, U.S. Treasury Bill 0.000%, 12/5/19–6/18/20, and U.S. Treasury Note/Bond 1.125%–8.750%, 2/29/20–2/15/49, with a value of $255,000,000)	2.160%	9/16/19	250,000	250,000
Bank of Nova Scotia
(Dated 8/30/19, Repurchase Value $2,150,514,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 4/15/20–2/15/48, U.S. Treasury Bill 0.000%, 9/12/19–7/16/20, and U.S. Treasury Note/Bond 1.000%–8.750%, 9/30/19–8/15/49, with a value of $2,193,000,000)	2.150%	9/3/19	2,150,000	2,150,000
Canadian Imperial Bank of Commerce
(Dated 8/6/19, Repurchase Value $871,566,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 4/15/21–1/15/49 and U.S. Treasury Note/Bond 1.125%–3.125%, 12/31/20–5/15/47, with a value of $887,400,000)	2.160%	9/5/19	870,000	870,000
Canadian Imperial Bank of Commerce
(Dated 8/22/19, Repurchase Value $501,581,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 4/15/22–2/15/48 and U.S. Treasury Note/Bond 1.250%–4.250%, 2/15/22–5/15/45, with a value of $510,000,000)	2.070%	10/16/19	500,000	500,000
Canadian Imperial Bank of Commerce
(Dated 8/12/19, Repurchase Value $1,202,160,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 4/15/22–2/15/48 and U.S. Treasury Note/Bond 1.250%–3.625%, 12/31/20–8/15/45, with a value of $1,224,000,000)	2.160%	9/11/19	1,200,000	1,200,000
Canadian Imperial Bank of Commerce
(Dated 8/15/19, Repurchase Value $931,953,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.000%, 4/15/22–2/15/48 and U.S. Treasury Note/Bond 1.625%–3.625%, 12/31/20–5/15/47, with a value of $948,600,000)	2.160%	9/19/19	930,000	930,000

37

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Credit Agricole Corporate & Investment
Bank NY Branch (Dated 8/30/19, Repurchase Value $250,059,000, collateralized by Treasury Inflation Indexed Note/Bond 0.375%, 7/15/27 with a value of $255,000,000)	2.140%	9/3/19	250,000	250,000
Credit Agricole Corporate & Investment
Bank NY Branch (Dated 8/27/19, Repurchase Value $750,321,000, collateralized by U.S. Treasury Note/Bond 2.125%–4.375%, 8/31/23–5/15/40, with a value of $765,000,000)	2.200%	9/3/19	750,000	750,000
Credit Agricole Corporate & Investment
Bank NY Branch (Dated 8/28/19, Repurchase Value $1,350,580,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%, 7/15/22 and U.S. Treasury Note/Bond 1.500%–3.375%, 12/15/21–11/15/48, with a value of $1,377,000,000)	2.210%	9/4/19	1,350,000	1,350,000
Credit Agricole Corporate & Investment
Bank NY Branch (Dated 8/30/19, Repurchase Value $1,300,543,000, collateralized by U.S. Treasury Note/Bond 1.625%–3.000%, 10/31/21–5/15/45, with a value of $1,326,000,000)	2.150%	9/6/19	1,300,000	1,300,000
Goldman Sachs & Co.
(Dated 8/30/19, Repurchase Value $3,001,254,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.125%, 4/15/20–1/15/29, U.S. Treasury Bill 0.000%, 9/10/19–9/17/19, and U.S. Treasury Note/Bond 2.000%–4.500%, 2/15/20–5/15/49, with a value of $3,060,000,000)	2.150%	9/6/19	3,000,000	3,000,000
JP Morgan Securities LLC
(Dated 8/30/19, Repurchase Value $500,120,000, collateralized by U.S. Treasury Note/Bond 3.000%, 5/15/45, with a value of $510,000,000)	2.160%	9/3/19	500,000	500,000
JP Morgan Securities LLC
(Dated 8/30/19, Repurchase Value $3,001,254,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%, 1/15/26 and U.S. Treasury Note/Bond 1.750%–3.375%, 2/28/22–8/15/45, with a value of $3,060,000,000)	2.150%	9/6/19	3,000,000	3,000,000
Mizuho Securities (USA) Inc.
(Dated 8/30/19, Repurchase Value $500,119,000, collateralized by U.S. Treasury Bill 0.000%, 11/29/19–8/13/20 and U.S. Treasury Note/Bond 1.125%–1.250%, 6/30/21–7/31/23, with a value of $510,000,000)	2.150%	9/3/19	500,000	500,000

38

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nomura International PLC
(Dated 8/30/19, Repurchase Value $1,500,627,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/20–2/15/46, U.S. Treasury Bill 0.000%, 9/12/19–3/26/20, and U.S. Treasury Note/Bond 1.125%–8.750%, 9/30/19–11/15/48, with a value of $1,530,000,000)	2.150%	9/6/19	1,500,000	1,500,000
RBC Capital Markets LLC NY Branch
(Dated 8/6/19, Repurchase Value $1,102,046,000, collateralized by Treasury Inflation Indexed Note/Bond 0.500%–1.125%, 1/15/21–1/15/29 and U.S. Treasury Note/Bond 1.250%–7.625%, 12/31/20–2/15/26, with a value of $1,122,000,000)	2.160%	9/6/19	1,100,000	1,100,000
RBC Capital Markets LLC NY Branch
(Dated 8/16/19, Repurchase Value $1,728,639,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/20–2/15/40, U.S. Treasury Bill 0.000%, 2/13/20, and U.S. Treasury Note/Bond 1.125%–4.375%, 2/29/20–8/15/48, with a value of $1,759,500,000)	2.170%	9/20/19	1,725,000	1,725,000
RBC Capital Markets LLC NY Branch
(Dated 8/16/19, Repurchase Value $1,728,535,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/20–4/15/29, U.S. Treasury Bill 0.000%, 8/13/20, and U.S. Treasury Note/Bond 1.125%–3.625%, 5/15/20–11/15/46, with a value of $1,759,500,000)	2.170%	9/19/19	1,725,000	1,725,000
RBC Dominion Securities Inc.
(Dated 8/30/19, Repurchase Value $450,188,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.125%, 4/15/20–4/15/23 and U.S. Treasury Note/Bond 1.750%–6.500%, 9/30/19–11/15/48, with a value of $459,000,000)	2.150%	9/6/19	450,000	450,000
Societe Generale
(Dated 8/30/19, Repurchase Value $500,119,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/20–2/15/46, U.S. Treasury Bill 0.000%, 11/7/19, and U.S. Treasury Note/Bond 0.875%–4.625%, 9/15/19–8/15/47, with a value of $510,000,000)	2.140%	9/3/19	500,000	500,000
TD Securities (USA) LLC
(Dated 8/28/19, Repurchase Value $200,086,000, collateralized by U.S. Treasury Note/Bond 2.000%–2.375%, 2/28/21–8/15/24, with a value of $204,000,000)	2.220%	9/4/19	200,000	200,000

39

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
TD Securities (USA) LLC
(Dated 8/30/19, Repurchase Value $200,084,000, collateralized by U.S. Treasury Note/Bond 2.625%, 2/15/29, with a value of $204,000,000)	2.170%	9/6/19	200,000	200,000
Total Repurchase Agreements (Cost $26,700,000)				26,700,000
Total Investments (101.5%) (Cost $135,012,304)				135,012,304

Amount
($000)
Other Assets and Liabilities (-1.5%)
Other Assets
Investment in Vanguard	6,091
Receivables for Accrued Income	48,088
Receivables for Capital Shares Issued	249,942
Other Assets	8,892
Total Other Assets	313,013
Liabilities
Payables for Investment Securities Purchased	(2,194,275)
Payables for Capital Shares Redeemed	(154,682)
Payables for Distributions	(3,308)
Payables to Vanguard	(7,140)
Total Liabilities	(2,359,405)
Net Assets (100%)
Applicable to 132,967,489,376 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	132,965,912
Net Asset Value Per Share	$1.00

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	132,968,003
Total Distributable Earnings (Loss)	(2,091)
Net Assets	132,965,912

•   See Note A in Notes to Financial Statements.

1   Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

LIBOR—London Interbank Offered Rate.

SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Federal Money Market Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Interest	2,745,439
Total Income	2,745,439
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,174
Management and Administrative	103,452
Marketing and Distribution	17,728
Custodian Fees	380
Auditing Fees	32
Shareholders’ Reports	2,766
Trustees’ Fees and Expenses	128
Total Expenses	128,660
Net Investment Income	2,616,779
Realized Net Gain (Loss) on Investment Securities Sold	596
Net Increase (Decrease) in Net Assets Resulting from Operations	2,617,375

See accompanying Notes, which are an integral part of the Financial Statements.

41

Federal Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,616,779	1,281,437
Realized Net Gain (Loss)	596	(2,178)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,617,375	1,279,259
Distributions
Net Investment Income	(2,616,749)	(1,281,485)
Realized Capital Gain	—	—
Total Distributions	(2,616,749)	(1,281,485)
Capital Share Transactions (at $1.00 per share)
Issued	92,160,373	80,892,899
Issued in Lieu of Cash Distributions	2,571,034	1,259,244
Redeemed	(62,052,929)	(61,314,694)
Net Increase (Decrease) from Capital Share Transactions	32,678,478	20,837,449
Total Increase (Decrease)	32,679,104	20,835,223
Net Assets
Beginning of Period	100,286,808	79,451,585
End of Period	132,965,912	100,286,808

See accompanying Notes, which are an integral part of the Financial Statements.

42

Federal Money Market Fund

Financial Highlights

For a Share Outstanding Throughout Each Period			Year Ended August 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.022[1]	.014[1]	.006[1]	.0022	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.022	.014	.006	.0022	.0001
Distributions
Dividends from Net Investment Income	(.022)	(.014)	(.006)	(.0022)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.022)	(.014)	(.006)	(.0022)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.26%	1.42%	0.57%	0.23%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$132,966	$100,287	$79,452	$38,804	$3,325
Ratio of Total Expenses to Average Net Assets[3]	0.11%	0.11%	0.11%	0.11%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.24%	1.43%	0.60%	0.27%	0.01%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2016 and 0.11% for 2015. For the years ended August 31, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

44

Federal Money Market Fund

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $6,091,000, representing less than 0.01% of the fund’s net assets and 2.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

45

Federal Money Market Fund

The differences are primarily related to the tax deferral on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	3,395
Undistributed Long-term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(2,178)
Net Unrealized Gains (Losses)	—

* The fund used capital loss carryforwards of $596,000 to offset taxable gains realized during the year ended August 31, 2019.

As of August 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	135,012,304
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

E.  Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

46

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Cumulative Performance: August 31, 2009, Through August 31, 2019

Initial Investment of $50,000

	Average Annual Total Returns
	Periods Ended August 31, 2019
				Final Value
	One	Five	Ten	of a $50,000
	Year	Years	Years	Investment
Treasury Money Market Fund Investor Shares	2.25%	0.88%	0.45%	52,274
iMoneyNet Money Fund Report’s 100% Treasury Funds Average	1.76	0.57	0.29	51,450
FTSE Three-Month U.S. Treasury Bill Index	2.36	0.91	0.49	52,499

7-day SEC yield (8/31/2019): 2.02%

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.

See Financial Highlights for dividend information.

47

Treasury Money Market Fund

Sector Diversification

As of August 31, 2019

U.S. Treasury Bills	100.0%

The table reflects the fund’s market exposure. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

48

Treasury Money Market Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (102.5%)
	United States Treasury Bill	1.951%—2.205%	9/3/19	789,713	789,619
	United States Treasury Bill	2.284%—2.313%	9/5/19	1,548,516	1,548,120
	United States Treasury Bill	2.112%—2.148%	9/10/19	1,387,650	1,386,913
	United States Treasury Bill	2.080%—2.253%	9/12/19	1,969,467	1,968,121
	United States Treasury Bill	2.091%—2.182%	9/19/19	2,280,933	2,278,467
	United States Treasury Bill	2.063%	9/24/19	1,208,000	1,206,410
	United States Treasury Bill	2.060%—2.063%	10/1/19	318,497	317,987
	United States Treasury Bill	2.024%—2.073%	10/8/19	1,935,278	1,931,245
	United States Treasury Bill	1.956%	10/15/19	1,542,000	1,538,325
	United States Treasury Bill	2.044%—2.068%	10/24/19	1,480,000	1,475,549
	United States Treasury Bill	1.996%	10/29/19	500,000	498,452
	United States Treasury Bill	2.022%—2.081%	10/31/19	2,087,010	2,079,814
	United States Treasury Bill	1.986%—2.000%	11/7/19	2,594,000	2,584,393
	United States Treasury Bill	1.921%—1.970%	11/14/19	950,636	946,810
	United States Treasury Bill	1.889%—1.952%	11/21/19	2,011,872	2,003,293
	United States Treasury Bill	1.957%—2.054%	11/29/19	1,792,813	1,784,096
	United States Treasury Bill	2.281%	12/5/19	300,000	298,215
	United States Treasury Bill	2.163%	12/12/19	300,000	298,181
	United States Treasury Bill	2.051%	12/26/19	290,000	288,103
	United States Treasury Bill	2.061%	1/2/20	300,000	297,909
	United States Treasury Bill	2.097%	1/9/20	303,000	300,730
	United States Treasury Bill	2.031%	1/16/20	300,000	297,705
	United States Treasury Bill	2.031%	1/23/20	300,000	297,588
	United States Treasury Bill	1.839%	2/20/20	350,000	346,953
2	United States Treasury Floating Rate Note, 3M US T-Bill + 0.000%	1.960%	1/31/20	500,000	500,000
2	United States Treasury Floating Rate Note, 3M US T-Bill + 0.139%	2.099%	4/30/21	750,000	749,412
2	United States Treasury Floating Rate Note, 3M US T-Bill + 0.220%	2.180%	7/31/21	800,000	799,896
	United States Treasury Note/Bond	1.500%	10/31/19	73,000	72,934
	United States Treasury Note/Bond	1.250%	10/31/19	26,974	26,938
	United States Treasury Note/Bond	1.000%	11/15/19	100,000	99,783
	United States Treasury Note/Bond	3.375%	11/15/19	130,000	130,328
Total U.S. Government and Agency Obligations (Cost $29,142,289)					29,142,289
Total Investments (102.5%) (Cost $29,142,289)					29,142,289

49

Treasury Money Market Fund

Amount
($000)
Other Assets and Liabilities (-2.5%)
Other Assets
Investment in Vanguard	1,310
Receivables for Investment Securities Sold	26,724
Receivables for Accrued Income	5,938
Receivables for Capital Shares Issued	97,257
Other Assets	4,617
Total Other Assets	135,846
Liabilities
Payables for Investment Securities Purchased	(816,439)
Payables for Capital Shares Redeemed	(28,792)
Payables for Distributions	(3,507)
Payables to Vanguard	(1,253)
Total Liabilities	(849,991)
Net Assets (100%)
Applicable to 28,425,708,036 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,428,144
Net Asset Value Per Share	$1.00

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	28,428,748
Total Distributable Earnings (Loss)	(604)
Net Assets	28,428,144

•   See Note A in Notes to Financial Statements.

1   Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2   Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Treasury Money Market Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Interest	561,867
Total Income	561,867
Expenses
The Vanguard Group—Note B
Investment Advisory Services	868
Management and Administrative	17,079
Marketing and Distribution	3,656
Custodian Fees	87
Auditing Fees	28
Shareholders’ Reports	66
Trustees’ Fees and Expenses	12
Total Expenses	21,796
Net Investment Income	540,071
Realized Net Gain (Loss) on Investment Securities Sold	306
Net Increase (Decrease) in Net Assets Resulting from Operations	540,377

See accompanying Notes, which are an integral part of the Financial Statements.

51

Treasury Money Market Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	540,071	237,330
Realized Net Gain (Loss)	306	(480)
Net Increase (Decrease) in Net Assets Resulting from Operations	540,377	236,850
Distributions
Net Investment Income	(540,070)	(237,338)
Realized Capital Gain	—	—
Total Distributions	(540,070)	(237,338)
Capital Share Transactions (at $1.00 per share)
Issued	24,578,573	11,971,071
Issued in Lieu of Cash Distributions	502,686	227,052
Redeemed	(15,564,718)	(8,925,092)
Net Increase (Decrease) from Capital Share Transactions	9,516,541	3,273,031
Total Increase (Decrease)	9,516,848	3,272,543
Net Assets
Beginning of Period	18,911,296	15,638,753
End of Period	28,428,144	18,911,296

See accompanying Notes, which are an integral part of the Financial Statements.

52

Treasury Money Market Fund

Financial Highlights

For a Share Outstanding Throughout Each Period			Year Ended August 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.022[1]	.014[1]	.005[1]	.0017	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.022	.014	.005	.0017	.0001
Distributions
Dividends from Net Investment Income	(.022)	(.014)	(.005)	(.0017)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.022)	(.014)	(.005)	(.0017)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.25%	1.43%	0.54%	0.17%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,428	$18,911	$15,639	$12,803	$9,388
Ratio of Total Expenses to Average Net Assets[3]	0.09%	0.09%	0.09%	0.09%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.23%	1.43%	0.55%	0.18%	0.01%

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2016 and 0.09% for 2015. For the years ended August 31, 2019, 2018, and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

54

Treasury Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,310,000, representing less than 0.01% of the fund’s net assets and 0.52% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	3,519
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(616)
Net Unrealized Gains (Losses)	—

* The fund used capital loss carryforwards of $307,000 to offset taxable gains realized during the year ended August 31, 2019.

55

Treasury Money Market Fund

As of August 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	29,142,289
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

E.  Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

56

Report of Independent Registered Public Accounting Firm

To the Boards of Trustees of Vanguard Money Market Reserves and Vanguard Admiral Funds and Shareholders of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund and Vanguard Treasury Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard Prime Money Market Fund and Vanguard Federal Money Market Fund (constituting Vanguard Money Market Reserves) and Vanguard Treasury Money Market Fund (one of the funds constituting Vanguard Admiral Funds) (hereafter collectively referred to as the “Funds”) as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 16, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

57

Special 2019 tax information (unaudited) for Vanguard Prime Money Market Fund

This information for the fiscal year ended August 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 64.1% of income dividends are interest-related dividends.

Special 2019 tax information (unaudited) for Vanguard Federal Money Market Fund

This information for the fiscal year ended August 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

Special 2019 tax information (unaudited) for Vanguard Treasury Money Market Fund

This information for the fiscal year ended August 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 100% of income dividends are interest-related dividends.

58

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Prime Money Market Fund, Vanguard Federal Money Market Fund, and Vanguard Treasury Money Market Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

59

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

60

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q300 102019

Annual Report | August 31, 2019 Vanguard S&P Mid-Cap 400 Index Funds

Vanguard S&P Mid-Cap 400 Index Fund

Vanguard S&P Mid-Cap 400 Value Index Fund

Vanguard S&P Mid-Cap 400 Growth Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

S&P Mid-Cap 400 Index Fund	5

S&P Mid-Cap 400 Value Index Fund	24

S&P Mid-Cap 400 Growth Index Fund	41

Trustees Approve Advisory Arrangements	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

October 1, 2019

1

Your Fund’s Performance at a Glance

•     In a challenging year for mid-capitalization stocks, growth companies fared a bit better than their value counterparts. For the 12 months ended August 31, 2019, returns for the three Vanguard S&P Mid-Cap 400 Index Funds ranged from about –5% to about –8%. Each fund closely tracked its target index.

•     Market sentiment was dampened by signs of decelerating global growth, flare-ups in trade disputes, heightened tensions with Iran, and a lack of agreement in the United Kingdom on how to exit the European Union.

•     Five of 11 sectors mitigated losses for the Growth Index Fund, compared with four for the Index Fund and three for the Value Index Fund.

•     Utilities and information technology stocks gave the Index Fund and Value Index Fund their biggest lifts; real estate stocks did the same for the Growth Index Fund.

•     The energy sector took the biggest hit on a total return basis, detracting from returns for all three funds.

Market Barometer

	Average Annual Total Returns
	Periods Ended August 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	2.49%	12.57%	9.85%
Russell 2000 Index (Small-caps)	-12.89	7.89	6.41
Russell 3000 Index (Broad U.S. market)	1.31	12.24	9.60
FTSE All-World ex US Index (International)	-3.18	5.97	1.71

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	10.17%	3.09%	3.35%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	8.72	3.30	3.85
FTSE Three-Month U.S. Treasury Bill Index	2.36	1.47	0.91

CPI
Consumer Price Index	1.75%	2.13%	1.53%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended August 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/28/2019	8/31/2019	Period
Based on Actual Fund Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$993.09	$0.25
Institutional Shares	1,000.00	992.99	0.40
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$962.81	$0.54
Institutional Shares	1,000.00	962.89	0.40
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,022.04	$0.56
Institutional Shares	1,000.00	1,022.13	0.41
Based on Hypothetical 5% Yearly Return
S&P Mid-Cap 400 Index Fund
ETF Shares	$1,000.00	$1,024.95	$0.26
Institutional Shares	1,000.00	1,024.80	0.41
S&P Mid-Cap 400 Value Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.56
Institutional Shares	1,000.00	1,024.80	0.41
S&P Mid-Cap 400 Growth Index Fund
ETF Shares	$1,000.00	$1,024.65	$0.56
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Mid-Cap 400 Index Fund, 0.05% for ETF Shares and 0.08% for Institutional Shares; for the S&P Mid-Cap 400 Value Index Fund, 0.11% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Mid-Cap 400 Growth Index Fund, 0.11% for ETF Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

4

S&P Mid-Cap 400 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 7, 2010, Through August 31, 2019
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/7/2010)	Investment
S&P Mid-Cap 400 Index Fund ETF Shares Net Asset Value	-6.50%	7.10%	12.27%	$28,275
S&P Mid-Cap 400 Index Fund ETF Shares Market Price	-6.54	7.10	12.27	28,270
S&P MidCap 400 Index	-6.43	7.22	12.42	28,606
Dow Jones U.S. Total Stock Market Float Adjusted Index	1.23	9.55	13.72	31,730

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(3/28/2011)	Investment
S&P Mid-Cap 400 Index Fund Institutional Shares	-6.49%	7.16%	9.85%	$11,037,987
S&P MidCap 400 Index	-6.43	7.22	9.92	11,095,666
Dow Jones U.S. Total Stock Market Float Adjusted Index	1.23	9.55	11.90	12,901,521

“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The total returns shown are based on the period beginning March 28, 2011.

See Financial Highlights for dividend and capital gains information.

5

S&P Mid-Cap 400 Index Fund

Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2019

			Since
	One	Five	Inception
	Year	Years	(9/7/2010)
S&P Mid-Cap 400 Index Fund ETF Shares Market Price	-6.54%	40.90%	182.70%
S&P Mid-Cap 400 Index Fund ETF Shares Net Asset Value	-6.50	40.88	182.75
S&P MidCap 400 Index	-6.43	41.74	186.06

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

6

S&P Mid-Cap 400 Index Fund

Sector Diversification

As of August 31, 2019

Communication Services	2.5%
Consumer Discretionary	13.0
Consumer Staples	2.7
Energy	2.3
Financials	16.3
Health Care	9.9
Industrials	15.5
Information Technology	15.3
Materials	6.3
Real Estate	11.2
Utilities	5.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

7

S&P Mid-Cap 400 Index Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Communication Services (2.5%)
*	Live Nation Entertainment Inc.	179,515	12,478
	Cable One Inc.	6,372	8,269
	New York Times Co. Class A	182,439	5,327
	Cinemark Holdings Inc.	136,870	5,223
	World Wrestling Entertainment Inc. Class A	56,114	4,008
	TEGNA Inc.	278,131	3,980
	Telephone & Data Systems Inc.	120,289	3,032
*	Yelp Inc. Class A	84,429	2,829
*	AMC Networks Inc. Class A	58,053	2,816
	John Wiley & Sons Inc. Class A	57,688	2,567
	Meredith Corp.	51,308	2,246
*	Cars.com Inc.	78,699	701
			53,476
Consumer Discretionary (13.0%)
*	NVR Inc.	4,336	15,605
	Domino’s Pizza Inc.	52,818	11,981
	Service Corp. International	233,632	10,817
	Pool Corp.	51,129	10,041
*	Five Below Inc.	71,774	8,819
	Dunkin’ Brands Group Inc.	105,994	8,738
	Gentex Corp.	327,784	8,719
*	Caesars Entertainment Corp.	750,590	8,639
*	GrubHub Inc.	117,000	6,943
	Williams-Sonoma Inc.	101,127	6,654
	Wyndham Hotels & Resorts Inc.	124,885	6,417
	Toll Brothers Inc.	169,456	6,133
	Polaris Inc.	73,703	6,045
	Churchill Downs Inc.	45,419	5,598
	Aaron’s Inc.	86,898	5,571
*	Deckers Outdoor Corp.	37,415	5,517
*	Skechers U.S.A. Inc. Class A	172,543	5,463
	Six Flags Entertainment Corp.	91,975	5,442
	Wyndham Destinations Inc.	120,238	5,331
	Carter’s Inc.	58,055	5,311
	Foot Locker Inc.	144,144	5,217
	Brunswick Corp.	111,854	5,212
	Wendy’s Co.	234,652	5,162
^	Cracker Barrel Old Country Store Inc.	30,964	5,121
	Marriott Vacations Worldwide Corp.	50,102	4,940
*	Helen of Troy Ltd. Shares	32,136	4,933
*	Tempur Sealy International Inc.	58,857	4,539
	Texas Roadhouse Inc. Class A	85,831	4,417
*,^	Mattel Inc.	442,138	4,333
	Graham Holdings Co. Class B	5,603	3,945
*	Ollie’s Bargain Outlet Holdings Inc.	66,848	3,707
	American Eagle Outfitters Inc.	210,451	3,540
*	AutoNation Inc.	73,071	3,468
*	Murphy USA Inc.	38,616	3,452
	Goodyear Tire & Rubber Co.	297,763	3,415
*,^	Eldorado Resorts Inc.	83,287	3,207
*	Adtalem Global Education Inc.	72,450	3,095
	Thor Industries Inc.	67,340	3,092
	KB Home	108,711	3,054
	Dick’s Sporting Goods Inc.	86,437	2,942
	Jack in the Box Inc.	33,201	2,833
*	Penn National Gaming Inc.	137,268	2,631
*	TRI Pointe Group Inc.	183,005	2,562
*	Visteon Corp.	36,422	2,512
	Boyd Gaming Corp.	102,375	2,461

8

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
*	Sotheby’s	42,339	2,445
	Dana Inc.	184,337	2,347
	Adient plc	111,256	2,244
*	Urban Outfitters Inc.	87,904	2,058
	Cheesecake Factory Inc.	53,258	2,023
*	Sally Beauty Holdings Inc.	154,362	1,888
	Brinker International Inc.	48,008	1,824
^	Bed Bath & Beyond Inc.	168,982	1,634
*	Weight Watchers International Inc.	49,742	1,492
^	Delphi Technologies plc	112,482	1,488
	Papa John’s International Inc.	28,878	1,437
	International Speedway Corp. Class A	30,629	1,379
^	Dillard’s Inc. Class A	22,843	1,337
*	Scientific Games Corp.	71,346	1,318
	Signet Jewelers Ltd.	66,878	819
	Tupperware Brands Corp.	62,231	810
*	Michaels Cos. Inc.	115,557	655
			274,772
Consumer Staples (2.7%)
*	Post Holdings Inc.	85,580	8,531
	Casey’s General Stores Inc.	46,963	7,883
	Ingredion Inc.	85,593	6,614
	Flowers Foods Inc.	236,824	5,400
*	Boston Beer Co. Inc. Class A	11,231	4,924
	Sanderson Farms Inc.	24,954	3,734
	Lancaster Colony Corp.	25,199	3,676
*	TreeHouse Foods Inc.	71,865	3,640
	Energizer Holdings Inc.	81,415	3,134
	Nu Skin Enterprises Inc. Class A	71,446	2,902
*	Sprouts Farmers Market Inc.	151,692	2,723
*	Hain Celestial Group Inc.	114,638	2,184
*	Edgewell Personal Care Co.	69,319	1,930
^	Tootsie Roll Industries Inc.	24,214	888
			58,163
Energy (2.3%)
*	WPX Energy Inc.	511,294	5,501
	PBF Energy Inc. Class A	153,417	3,636
	Murphy Oil Corp.	198,379	3,616
	Equitrans Midstream Corp.	261,174	3,523
	EQT Corp.	326,997	3,326
	World Fuel Services Corp.	86,082	3,306
*	Transocean Ltd.	650,266	2,959
*	Apergy Corp.	99,060	2,574
	Patterson-UTI Energy Inc.	266,974	2,309
	Core Laboratories NV	56,770	2,248
*	Matador Resources Co.	132,935	2,080
*	CNX Resources Corp.	250,560	1,997
*,^	Chesapeake Energy Corp.	1,338,129	1,927
*	Oceaneering International Inc.	127,784	1,656
*	Callon Petroleum Co.	291,591	1,198
*,^	Valaris plc Class A	251,491	1,172
*	McDermott International Inc.	232,944	1,099
*	Southwestern Energy Co.	693,425	1,096
	QEP Resources Inc.	304,221	1,083
*	Oasis Petroleum Inc.	345,334	1,077
	Range Resources Corp.	266,513	949
			48,332
Financials (16.3%)
*	Alleghany Corp.	18,521	13,878
	FactSet Research Systems Inc.	49,057	13,348
	WR Berkley Corp.	185,637	13,227
	Reinsurance Group of America Inc. Class A	80,383	12,377
	Brown & Brown Inc.	300,097	11,071
	RenaissanceRe Holdings Ltd.	56,773	10,250
	SEI Investments Co.	164,262	9,447
	American Financial Group Inc.	90,885	9,177
	Old Republic International Corp.	365,265	8,533
	First American Financial Corp.	143,777	8,404
	Signature Bank	70,672	8,244
	East West Bancorp Inc.	186,882	7,686
	TCF Financial Corp.	198,729	7,663
	Commerce Bancshares Inc.	127,237	7,261
	Synovus Financial Corp.	201,715	7,169
	Hanover Insurance Group Inc.	52,237	6,955
	New York Community Bancorp Inc.	599,753	6,921
	Cullen/Frost Bankers Inc.	80,799	6,707
	Primerica Inc.	54,524	6,498
	First Horizon National Corp.	404,881	6,409
	Eaton Vance Corp.	146,445	6,315
	Kemper Corp.	80,449	5,630
	Prosperity Bancshares Inc.	84,973	5,516
	First Financial Bankshares Inc.	174,300	5,337
	Webster Financial Corp.	118,375	5,298
*	Brighthouse Financial Inc.	148,744	5,245
	PacWest Bancorp	152,148	5,185
	Sterling Bancorp	268,328	5,117

9

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
	Pinnacle Financial Partners Inc.	92,856	4,891
	Stifel Financial Corp.	90,607	4,840
	Shares
	United Bankshares Inc.	130,757	4,822
	SLM Corp.	558,081	4,710
	Wintrust Financial Corp.	72,781	4,573
	Interactive Brokers Group Inc.	96,757	4,567
	FNB Corp.	417,303	4,486
	Valley National Bancorp	426,225	4,480
	Umpqua Holdings Corp.	282,382	4,436
	Bank of Hawaii Corp.	52,482	4,339
	Evercore Inc. Class A	52,570	4,193
	Legg Mason Inc.	111,761	4,112
	Janus Henderson Group plc	211,498	4,042
	Associated Banc-Corp	209,946	4,039
	Bank OZK	154,770	3,993
	Federated Investors Inc. Class B	123,080	3,943
	Hancock Whitney Corp.	110,148	3,867
	Washington Federal Inc.	103,412	3,681
	UMB Financial Corp.	56,556	3,525
	Home BancShares Inc.	198,596	3,519
	Navient Corp.	273,023	3,478
*	Texas Capital Bancshares Inc.	64,399	3,470
	Fulton Financial Corp.	216,251	3,449
	BancorpSouth Bank	118,549	3,271
	Cathay General Bancorp	97,856	3,248
	CNO Financial Group Inc.	206,233	2,986
*	LendingTree Inc.	9,600	2,977
*	Genworth Financial Inc. Class A	644,350	2,854
	Trustmark Corp.	82,916	2,710
	International Bancshares Corp.	69,809	2,485
*	Green Dot Corp. Class A	61,286	1,874
	Mercury General Corp.	34,722	1,858
			344,586
Health Care (9.9%)
	STERIS plc	108,461	16,746
	West Pharmaceutical Services Inc.	94,380	13,729
*	Molina Healthcare Inc.	80,288	10,460
*	Catalent Inc.	186,863	9,855
*	Masimo Corp.	62,945	9,646
	Bio-Techne Corp.	48,565	9,304
	Hill-Rom Holdings Inc.	85,643	9,222
	Chemed Corp.	20,434	8,775
*	Haemonetics Corp.	65,657	8,767
*	Bio-Rad Laboratories Inc. Class A	25,768	8,702
*	Charles River Laboratories International Inc.	62,528	8,204
	Encompass Health Corp.	126,834	7,710
*	Exelixis Inc.	387,099	7,684
*	PRA Health Sciences Inc.	75,807	7,493
*	Medidata Solutions Inc.	79,872	7,315
*	Integra LifeSciences Holdings Corp.	91,093	5,467
*	HealthEquity Inc.	89,213	5,296
*	Globus Medical Inc.	98,324	5,021
*	Amedisys Inc.	37,463	4,822
*	LivaNova plc	62,078	4,819
*	United Therapeutics Corp.	56,302	4,648
	Cantel Medical Corp.	46,701	4,293
*	NuVasive Inc.	66,680	4,236
*	Syneos Health Inc.	78,684	4,133
*	ICU Medical Inc.	21,377	3,458
*	Acadia Healthcare Co. Inc.	114,111	3,019
*	MEDNAX Inc.	110,798	2,336
*	Tenet Healthcare Corp.	106,877	2,314
*	Ligand Pharmaceuticals Inc.	25,068	2,279
*	Prestige Consumer Healthcare Inc.	66,291	2,113
*	Avanos Medical Inc.	60,803	2,018
*	Allscripts Healthcare Solutions Inc.	213,236	1,936
	Patterson Cos. Inc.	106,061	1,773
*	Covetrus Inc.	122,906	1,634
*	Inogen Inc.	23,014	1,067
*	Mallinckrodt plc	106,958	277
			210,571
Industrials (15.4%)
*	Teledyne Technologies Inc.	46,485	14,345
	Old Dominion Freight Line Inc.	83,232	13,630
	Lennox International Inc.	45,361	11,512
	Carlisle Cos. Inc.	73,370	10,636
	Toro Co.	136,871	9,856
	Graco Inc.	213,500	9,729
	Hubbell Inc. Class B	69,940	9,172
	Nordson Corp.	66,305	9,015
*	XPO Logistics Inc.	117,957	8,358
*	Genesee & Wyoming Inc. Class A	72,484	8,037
	Donaldson Co. Inc.	163,605	7,912
	Woodward Inc.	71,699	7,733
*	AECOM	201,933	7,165
	Watsco Inc.	41,361	6,765
	Curtiss-Wright Corp.	54,909	6,734
*	JetBlue Airways Corp.	386,097	6,687
	Lincoln Electric Holdings Inc.	80,623	6,656
	Acuity Brands Inc.	51,213	6,423

10

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
*	Trex Co. Inc.	75,074	6,421
	ITT Inc.	112,724	6,416
	Oshkosh Corp.	89,724	6,305
	EMCOR Group Inc.	72,019	6,297
	ManpowerGroup Inc.	76,769	6,275
	Landstar System Inc.	51,570	5,751
	AGCO Corp.	82,798	5,723
	Tetra Tech Inc.	70,407	5,711
	Knight-Swift Transportation Holdings Inc.	160,071	5,465
*	Kirby Corp.	69,235	5,095
*	MasTec Inc.	79,373	4,990
	Crane Co.	65,390	4,985
*	Stericycle Inc.	109,930	4,935
	Brink’s Co.	64,063	4,821
*	Clean Harbors Inc.	65,277	4,801
	MSA Safety Inc.	45,351	4,790
	Insperity Inc.	48,227	4,777
*	Axon Enterprise Inc.	75,953	4,555
*	ASGN Inc.	67,584	4,222
	nVent Electric plc	205,162	4,157
	MSC Industrial Direct Co. Inc. Class A	57,565	3,893
	Regal Beloit Corp.	54,820	3,887
	Valmont Industries Inc.	27,973	3,790
	Timken Co.	87,690	3,523
	GATX Corp.	46,345	3,440
*	Colfax Corp.	123,324	3,354
	Ryder System Inc.	68,582	3,304
	Herman Miller Inc.	75,294	3,183
	Fluor Corp.	179,144	3,165
	Kennametal Inc.	105,465	3,152
	EnerSys	54,871	3,073
	Trinity Industries Inc.	166,213	2,904
	Deluxe Corp.	55,899	2,576
*	Resideo Technologies Inc.	157,085	2,165
	Healthcare Services Group Inc.	94,771	2,137
*	Avis Budget Group Inc.	81,700	2,024
	Terex Corp.	80,207	1,991
	Werner Enterprises Inc.	55,476	1,813
*	Dycom Industries Inc.	40,295	1,793
	HNI Corp.	55,517	1,732
	Granite Construction Inc.	59,937	1,705
*	NOW Inc.	139,355	1,657
			327,118
Information Technology (15.3%)
*	Zebra Technologies Corp.	69,355	14,220
*	Fair Isaac Corp.	37,152	13,104
*	Tyler Technologies Inc.	49,254	12,636
*	Trimble Inc.	323,524	12,139
	Teradyne Inc.	219,732	11,639
*	WEX Inc.	55,471	11,347
	Universal Display Corp.	54,455	11,189
	Cypress Semiconductor Corp.	469,090	10,794
	Cognex Corp.	219,798	9,908
*	PTC Inc.	132,837	8,697
	Sabre Corp.	352,337	8,329
	Monolithic Power Systems Inc.	50,849	7,656
*	Arrow Electronics Inc.	108,807	7,529
*	Ciena Corp.	183,600	7,515
	Versum Materials Inc.	140,139	7,287
*	CACI International Inc. Class A	31,913	7,094
*	Manhattan Associates Inc.	82,882	6,849
	CDK Global Inc.	156,083	6,737
	MAXIMUS Inc.	81,897	6,301
*	Silicon Laboratories Inc.	55,647	6,065
*	First Solar Inc.	97,359	6,043
	National Instruments Corp.	143,846	6,042
*	ViaSat Inc.	73,112	5,800
*	Cree Inc.	134,991	5,795
	Science Applications International Corp.	65,347	5,751
	Blackbaud Inc.	63,141	5,744
	Avnet Inc.	136,457	5,716
*	Lumentum Holdings Inc.	98,100	5,470
	MKS Instruments Inc.	69,797	5,464
	Jabil Inc.	179,149	5,161
	j2 Global Inc.	59,515	5,035
*	CoreLogic Inc.	103,946	5,031
	Littelfuse Inc.	31,747	4,955
*	NCR Corp.	154,291	4,862
	Perspecta Inc.	179,829	4,667
*	Teradata Corp.	150,455	4,645
	KBR Inc.	181,088	4,621
*	Coherent Inc.	31,069	4,504
	SYNNEX Corp.	53,543	4,487
*	Tech Data Corp.	47,029	4,361
	LogMeIn Inc.	63,768	4,262
*	ACI Worldwide Inc.	141,502	4,214
*	Cirrus Logic Inc.	74,676	4,006
*	LiveRamp Holdings Inc.	88,685	3,757
*	Semtech Corp.	85,352	3,582
	Vishay Intertechnology Inc.	169,516	2,683
	Belden Inc.	49,457	2,256
*	CommVault Systems Inc.	49,163	2,132
	InterDigital Inc.	40,662	1,999
*	NetScout Systems Inc.	89,262	1,977
*	Synaptics Inc.	44,213	1,416
	Plantronics Inc.	42,042	1,306
			324,779
Materials (6.3%)
	RPM International Inc.	168,068	11,373
	Royal Gold Inc.	84,000	11,204
	AptarGroup Inc.	81,034	9,904

11

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
	Reliance Steel & Aluminum Co.	86,272	8,388
	Steel Dynamics Inc.	285,317	7,704
	Sonoco Products Co.	128,379	7,343
	Ashland Global Holdings Inc.	80,562	5,900
	Valvoline Inc.	241,658	5,462
	Scotts Miracle-Gro Co.	50,563	5,376
	NewMarket Corp.	11,200	5,317
	Eagle Materials Inc.	56,853	4,786
*	Ingevity Corp.	53,778	4,096
	Louisiana-Pacific Corp.	159,234	3,828
	Olin Corp.	212,136	3,602
	Sensient Technologies Corp.	54,161	3,538
*	Allegheny Technologies Inc.	163,310	3,237
	PolyOne Corp.	99,586	3,188
	Cabot Corp.	74,811	2,992
	Chemours Co.	209,825	2,973
	Silgan Holdings Inc.	99,666	2,966
	Carpenter Technology Corp.	60,678	2,951
	Domtar Corp.	80,741	2,660
	United States Steel Corp.	220,611	2,442
	Commercial Metals Co.	150,852	2,364
	Minerals Technologies Inc.	45,116	2,175
	Compass Minerals International Inc.	43,674	2,172
	Owens-Illinois Inc.	199,961	2,034
	Worthington Industries Inc.	49,821	1,729
	Greif Inc. Class A	34,038	1,198
			132,902
Real Estate (11.1%)
	Camden Property Trust	124,199	13,445
	National Retail Properties Inc.	208,562	11,711
	Omega Healthcare Investors Inc.	275,032	11,188
	CyrusOne Inc.	145,119	10,660
	Medical Properties Trust Inc.	563,426	10,474
	Kilroy Realty Corp.	129,505	10,083
	Liberty Property Trust	190,147	9,910
	Jones Lang LaSalle Inc.	66,348	8,894
	Douglas Emmett Inc.	207,548	8,759
	Lamar Advertising Co. Class A	109,750	8,412
	American Campus Communities Inc.	176,021	8,181
	EPR Properties	96,879	7,581
	Brixmor Property Group Inc.	382,310	7,046
	Cousins Properties Inc.	186,528	6,473
	Life Storage Inc.	59,859	6,343
	First Industrial Realty Trust Inc.	162,411	6,326
	JBG SMITH Properties	154,989	5,930
	EastGroup Properties Inc.	47,167	5,873
	Highwoods Properties Inc.	133,143	5,753
	CoreSite Realty Corp.	47,497	5,518
	Healthcare Realty Trust Inc.	165,905	5,513
	Spirit Realty Capital Inc.	112,457	5,391
	Sabra Health Care REIT Inc.	243,336	5,261
	Hospitality Properties Trust	211,259	5,100
	PS Business Parks Inc.	25,704	4,617
	Pebblebrook Hotel Trust	167,413	4,515
	Rayonier Inc.	167,084	4,478
	Corporate Office Properties Trust	143,567	4,148
	Weingarten Realty Investors	153,242	4,059
	PotlatchDeltic Corp.	86,533	3,330
	Taubman Centers Inc.	78,321	3,058
	Urban Edge Properties	155,070	2,715
	GEO Group Inc.	155,182	2,663
	CoreCivic Inc.	152,395	2,583
	Senior Housing Properties Trust	304,242	2,583
	Mack-Cali Realty Corp.	115,580	2,354
	Alexander & Baldwin Inc.	86,885	1,989
	Uniti Group Inc.	235,408	1,740
^	Tanger Factory Outlet Centers Inc.	120,330	1,702
			236,359
Utilities (5.0%)
	UGI Corp.	268,256	13,056
	Aqua America Inc.	276,646	12,253
	OGE Energy Corp.	256,750	11,007
	IDACORP Inc.	64,688	7,103
	MDU Resources Group Inc.	254,331	6,839
	Southwest Gas Holdings Inc.	68,417	6,242
	Hawaiian Electric Industries Inc.	139,903	6,212
	ONE Gas Inc.	67,641	6,197
	ALLETE Inc.	66,133	5,670
	Spire Inc.	65,199	5,535
	Black Hills Corp.	69,580	5,337
	New Jersey Resources Corp.	114,323	5,229
	PNM Resources Inc.	102,320	5,219
	National Fuel Gas Co.	110,769	5,177
	NorthWestern Corp.	64,639	4,682
			105,758

12

S&P Mid-Cap 400 Index Fund

			Market
			Value•
		Shares	($000)
Total Common Stocks (Cost $2,071,696)			2,116,816
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
2,3	Vanguard Market Liquidity Fund, 2.249%	149,643	14,966

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 1.954%, 11/7/19	800	797
Total Temporary Cash Investments
(Cost $15,762)			15,763
Total Investments (100.5%)
(Cost $2,087,458)			2,132,579

Amount
($000)
Other Assets and Liabilities (-0.5%)
Other Assets
Investment in Vanguard	108
Receivables for Accrued Income	2,281
Receivables for Capital Shares Issued	885
Variation Margin Receivable—Futures Contracts	10
Total Other Assets	3,284
Liabilities
Payables for Investment Securities Purchased	(1,512)
Collateral for Securities on Loan	(12,355)
Payables for Capital Shares Redeemed	(478)
Payables to Vanguard	(227)
Other Liabilities	(5)
Total Liabilities	(14,577)
Net Assets (100%)	2,121,286

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	2,126,152
Total Distributable Earnings (Loss)	(4,866)
Net Assets	2,121,286

ETF Shares—Net Assets
Applicable to 7,226,158 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	919,032
Net Asset Value Per Share—ETF Shares	$127.18

Institutional Shares—Net Assets
Applicable to 4,740,717 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,202,254
Net Asset Value Per Share—Institutional Shares	$253.60

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,486,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $12,355,000 of collateral received for securities on loan.

4   Securities with a value of $349,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

13

S&P Mid-Cap 400 Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2019	26		4,892	(129)

See accompanying Notes, which are an integral part of the Financial Statements.

14

S&P Mid-Cap 400 Index Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Dividends	33,763
Interest[1]	176
Securities Lending—Net	72
Total Income	34,011
Expenses
The Vanguard Group—Note B
Investment Advisory Services	324
Management and Administrative—ETF Shares	640
Management and Administrative—Institutional Shares	727
Marketing and Distribution—ETF Shares	82
Marketing and Distribution—Institutional Shares	41
Custodian Fees	19
Auditing Fees	32
Shareholders’ Reports—ETF Shares	33
Shareholders’ Reports—Institutional Shares	12
Trustees’ Fees and Expenses	1
Total Expenses	1,911
Net Investment Income	32,100
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	164,166
Futures Contracts	(1,072)
Realized Net Gain (Loss)	163,094
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(338,965)
Futures Contracts	(252)
Change in Unrealized Appreciation (Depreciation)	(339,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	(144,023)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $159,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $186,838,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

15

S&P Mid-Cap 400 Index Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	32,100	30,239
Realized Net Gain (Loss)	163,094	105,087
Change in Unrealized Appreciation (Depreciation)	(339,217)	244,311
Net Increase (Decrease) in Net Assets Resulting from Operations	(144,023)	379,637
Distributions
Net Investment Income
ETF Shares	(13,297)	(11,281)
Institutional Shares	(18,459)	(17,636)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(31,756)	(28,917)
Capital Share Transactions
ETF Shares	22,987	106,083
Institutional Shares	(118,752)	90,717
Net Increase (Decrease) from Capital Share Transactions	(95,765)	196,800
Total Increase (Decrease)	(271,544)	547,520
Net Assets
Beginning of Period	2,392,830	1,845,310
End of Period	2,121,286	2,392,830

See accompanying Notes, which are an integral part of the Financial Statements.

16

S&P Mid-Cap 400 Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2019		2018		2017		2016	2015
Net Asset Value, Beginning of Period	$138.01		$116.74		$105.51		$95.87	$97.19
Investment Operations
Net Investment Income	1.880	1	1.778	1	1.510	1	1.393	1.330
Net Realized and Unrealized Gain (Loss) on Investments	(10.864)		21.199		11.294		10.091	(1.425)
Total from Investment Operations	(8.984)		22.977		12.804		11.484	(.095)
Distributions
Dividends from Net Investment Income	(1.846)		(1.707)		(1.574)		(1.844)	(1.225)
Distributions from Realized Capital Gains	—		—		—		—	—
Total Distributions	(1.846)		(1.707)		(1.574)		(1.844)	(1.225)
Net Asset Value, End of Period	$127.18		$138.01		$116.74		$105.51	$95.87

Total Return	-6.50%		19.82%		12.22%		12.19%	-0.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$919		$973		$727		$485	$379
Ratio of Total Expenses to Average Net Assets	0.10%		0.15%		0.15%		0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.47%		1.38%		1.34%		1.56%	1.45%
Portfolio Turnover Rate[2]	10%		12%		13%		11%	12%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

S&P Mid-Cap 400 Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2019		2018		2017		2016	2015
Net Asset Value, Beginning of Period	$275.26		$232.82		$210.40		$191.51	$194.13
Investment Operations
Net Investment Income	3.786	1	3.711	1	3.176	1	3.171	2.794
Net Realized and Unrealized Gain (Loss) on Investments	(21.653)		42.301		22.516		19.869	(2.844)
Total from Investment Operations	(17.867)		46.012		25.692		23.040	(.050)
Distributions
Dividends from Net Investment Income	(3.793)		(3.572)		(3.272)		(4.150)	(2.570)
Distributions from Realized Capital Gains	—		—		—		—	—
Total Distributions	(3.793)		(3.572)		(3.272)		(4.150)	(2.570)
Net Asset Value, End of Period	$253.60		$275.26		$232.82		$210.40	$191.51

Total Return	-6.49%		19.92%		12.31%		12.26%	-0.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,202		$1,420		$1,119		$848	$665
Ratio of Total Expenses to Average Net Assets	0.08%		0.08%		0.08%		0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.49%		1.45%		1.41%		1.63%	1.52%
Portfolio Turnover Rate[2]	10%		12%		13%		11%	12%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

S&P Mid-Cap 400 Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended August 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

19

S&P Mid-Cap 400 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

20

S&P Mid-Cap 400 Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $108,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,116,816	—	—
Temporary Cash Investments	14,966	797	—
Futures Contracts—Assets[1]	10	—	—
Total	2,131,792	797	—

1 Represents variation margin on the last day of the reporting period.

21

S&P Mid-Cap 400 Index Fund

D.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	186,946
Total Distributable Earnings (Loss)	(186,946)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	6,906
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(56,724)
Net Unrealized Gains (Losses)	45,121

As of August 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,087,458
Gross Unrealized Appreciation	342,093
Gross Unrealized Depreciation	(296,972)
Net Unrealized Appreciation (Depreciation)	45,121

22

S&P Mid-Cap 400 Index Fund

E.   During the year ended August 31, 2019, the fund purchased $703,258,000 of investment securities and sold $796,144,000 of investment securities, other than temporary cash investments. Purchases and sales include $281,425,000 and $577,313,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2019, such purchases and sales were $95,265,000 and $48,523,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F.   Capital share transactions for each class of shares were:

			Year Ended August 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	629,748	4,876	403,161	3,125
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(606,761)	(4,700)	(297,078)	(2,300)
Net Increase (Decrease)—ETF Shares	22,987	176	106,083	825
Institutional Shares
Issued	219,611	887	252,609	985
Issued in Lieu of Cash Distributions	17,884	70	17,178	68
Redeemed	(356,247)	(1,375)	(179,070)	(699)
Net Increase (Decrease)—Institutional Shares	(118,752)	(418)	90,717	354

G.   Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

23

S&P Mid-Cap 400 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 7, 2010, Through August 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/7/2010)	Investment
S&P Mid-Cap 400 Value Index Fund
ETF Shares Net Asset Value	-8.04%	5.58%	11.50%	$26,590
S&P Mid-Cap 400 Value Index Fund
ETF Shares Market Price	-8.13	5.58	11.50	26,576
S&P MidCap 400 Value Index	-7.96	5.75	11.70	27,018
Dow Jones U.S. Total Stock Market
Float Adjusted Index	1.23	9.55	13.72	31,730

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(11/2/2010)	Investment
S&P Mid-Cap 400 Value Index Fund Institutional Shares	-7.99%	5.69%	10.65%	$12,216,662
S&P MidCap 400 Value Index	-7.96	5.75	10.72	12,285,861
Dow Jones U.S. Total Stock Market Float Adjusted Index	1.23	9.55	12.73	14,397,847

“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

24

S&P Mid-Cap 400 Value Index Fund

Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2019

			Since
	One	Five	Inception
	Year	Years	(9/7/2010)
S&P Mid-Cap 400 Value Index Fund ETF Shares
Market Price	-8.13%	31.17%	165.76%
S&P Mid-Cap 400 Value Index Fund ETF Shares
Net Asset Value	-8.04	31.21	165.90
S&P MidCap 400 Value Index	-7.96	32.25	170.18

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

25

S&P Mid-Cap 400 Value Index Fund

Sector Diversification

As of August 31, 2019

Communication Services	1.8%
Consumer Discretionary	12.3
Consumer Staples	3.4
Energy	2.7
Financials	24.2
Health Care	3.6
Industrials	17.8
Information Technology	11.2
Materials	8.1
Real Estate	9.5
Utilities	5.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

26

S&P Mid-Cap 400 Value Index Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)1
Communication Services (1.8%)
	TEGNA Inc.	235,336	3,368
	Cable One Inc.	2,050	2,660
	Telephone & Data Systems Inc.	102,208	2,576
	Cinemark Holdings Inc.	63,753	2,433
	Meredith Corp.	43,587	1,908
*	AMC Networks Inc. Class A	25,142	1,219
	John Wiley & Sons Inc. Class A	17,642	785
*	Cars.com Inc.	34,037	303
			15,252
Consumer Discretionary (12.3%)
*	Caesars Entertainment Corp.	636,621	7,328
*	NVR Inc.	1,468	5,283
	Toll Brothers Inc.	143,976	5,211
	Polaris Inc.	62,444	5,122
*	Skechers U.S.A. Inc. Class A	146,178	4,628
	Brunswick Corp.	94,718	4,414
	Marriott Vacations Worldwide Corp.	42,423	4,183
	Graham Holdings Co. Class B	4,733	3,332
	Dunkin’ Brands Group Inc.	36,855	3,038
	American Eagle Outfitters Inc.	177,970	2,993
*	AutoNation Inc.	62,104	2,947
*	Murphy USA Inc.	32,544	2,909
	Goodyear Tire & Rubber Co.	252,870	2,900
	Williams-Sonoma Inc.	41,148	2,708
	Thor Industries Inc.	56,901	2,612
	KB Home	91,965	2,583
	Dick’s Sporting Goods Inc.	73,461	2,501
	Six Flags Entertainment Corp.	41,287	2,443
	Foot Locker Inc.	62,304	2,255
	Aaron’s Inc.	34,600	2,218
	Carter’s Inc.	24,096	2,204
*	TRI Pointe Group Inc.	154,692	2,166
*,^	Visteon Corp.	30,754	2,121
	Boyd Gaming Corp.	86,914	2,089
	Gentex Corp.	75,062	1,997
	Dana Inc.	156,542	1,993
	Cracker Barrel Old Country Store Inc.	11,768	1,946
	Adient plc	94,618	1,908
*,^	Mattel Inc.	191,625	1,878
*	Tempur Sealy International Inc.	22,005	1,697
	Wyndham Destinations Inc.	35,640	1,580
^	Bed Bath & Beyond Inc.	143,662	1,389
	Texas Roadhouse Inc. Class A	25,432	1,309
	Delphi Technologies plc	95,675	1,266
*	GrubHub Inc.	20,828	1,236
^	Dillard’s Inc. Class A	19,379	1,134
*	Sotheby’s	19,075	1,102
*	Penn National Gaming Inc.	48,710	934
	Jack in the Box Inc.	10,391	887
	Cheesecake Factory Inc.	22,631	860
	Signet Jewelers Ltd.	56,800	695
	International Speedway Corp. Class A	13,503	608
	Papa John’s International Inc.	12,033	599
*	Sally Beauty Holdings Inc.	48,502	593
*	Michaels Cos. Inc.	98,036	556
	Tupperware Brands Corp.	34,958	455
			106,810
Consumer Staples (3.4%)
	Casey’s General Stores Inc.	39,845	6,688
	Ingredion Inc.	72,539	5,605
	Sanderson Farms Inc.	21,206	3,173
*	TreeHouse Foods Inc.	61,065	3,093
	Nu Skin Enterprises Inc. Class A	60,355	2,452

27

S&P Mid-Cap 400 Value Index Fund

			Market
			Value•
		Shares	($000)
*	Sprouts Farmers Market Inc.	128,306	2,303
	Flowers Foods Inc.	100,057	2,281
*	Hain Celestial Group Inc.	97,428	1,856
	Energizer Holdings Inc.	33,884	1,305
*	Edgewell Personal Care Co.	30,038	836
			29,592
Energy (2.7%)
*	WPX Energy Inc.	431,769	4,646
	EQT Corp.	277,931	2,827
	World Fuel Services Corp.	73,155	2,809
	Patterson-UTI Energy Inc.	226,851	1,962
	PBF Energy Inc. Class A	70,400	1,668
*	Oceaneering International Inc.	107,605	1,395
*	Transocean Ltd.	298,179	1,357
*	Apergy Corp.	41,244	1,072
*	McDermott International Inc.	197,514	932
*	Oasis Petroleum Inc.	294,068	917
	Core Laboratories NV	21,242	841
*,^	Chesapeake Energy Corp.	580,331	836
	Range Resources Corp.	226,675	807
*	Matador Resources Co.	40,620	636
*	Southwestern Energy Co.	317,985	502
			23,207
Financials (24.2%)
*	Alleghany Corp.	15,710	11,772
	WR Berkley Corp.	157,358	11,212
	Reinsurance Group of America Inc. Class A	68,050	10,478
	RenaissanceRe Holdings Ltd.	48,035	8,673
	American Financial Group Inc.	77,069	7,782
	Old Republic International Corp.	309,761	7,236
	First American Financial Corp.	121,936	7,127
	TCF Financial Corp.	168,574	6,500
	Synovus Financial Corp.	171,323	6,089
	New York Community Bancorp Inc.	508,361	5,866
	Cullen/Frost Bankers Inc.	68,630	5,697
	First Horizon National Corp.	343,033	5,430
	Prosperity Bancshares Inc.	72,193	4,687
	Webster Financial Corp.	100,228	4,486
*	Brighthouse Financial Inc.	125,973	4,442
	PacWest Bancorp	129,261	4,405
	Pinnacle Financial Partners Inc.	78,689	4,144
	Stifel Financial Corp.	76,974	4,112
	United Bankshares Inc.	111,079	4,097
	Wintrust Financial Corp.	61,636	3,873
	Valley National Bancorp	360,860	3,793
	Umpqua Holdings Corp.	239,831	3,768
	SEI Investments Co.	62,712	3,606
	Legg Mason Inc.	94,199	3,466
	Associated Banc-Corp	178,285	3,430
	Hanover Insurance Group Inc.	25,677	3,419
	Janus Henderson Group plc	178,314	3,408
	Bank OZK	131,493	3,392
	Hancock Whitney Corp.	93,243	3,274
	East West Bancorp Inc.	79,158	3,256
	Washington Federal Inc.	87,501	3,115
	Navient Corp.	231,673	2,951
*	Texas Capital Bancshares Inc.	54,685	2,946
	Fulton Financial Corp.	183,622	2,929
	Signature Bank	23,972	2,796
	Cathay General Bancorp	83,067	2,757
	Kemper Corp.	38,748	2,712
	CNO Financial Group Inc.	174,039	2,520
	Trustmark Corp.	70,420	2,301
	Commerce Bancshares Inc.	38,514	2,198
	Sterling Bancorp	113,976	2,173
	International Bancshares Corp.	59,267	2,109
	Eaton Vance Corp.	48,390	2,087
	FNB Corp.	190,754	2,051
	Evercore Inc. Class A	24,568	1,959
	Bank of Hawaii Corp.	23,629	1,954
	Federated Investors Inc. Class B	54,389	1,743
	Home BancShares Inc.	92,466	1,638
	BancorpSouth Bank	52,018	1,435
*	Genworth Financial Inc. Class A	301,065	1,334
	Interactive Brokers Group Inc.	26,132	1,233
	Mercury General Corp.	15,941	853
			210,714
Health Care (3.6%)
*	United Therapeutics Corp.	47,655	3,934
*	Catalent Inc.	68,155	3,595
*	Exelixis Inc.	160,840	3,193
*	Charles River Laboratories International Inc.	23,334	3,061
*	Acadia Healthcare Co. Inc.	96,484	2,553
*	Medidata Solutions Inc.	27,089	2,481
*	MEDNAX Inc.	94,129	1,984
	Cantel Medical Corp.	20,948	1,926

28

S&P Mid-Cap 400 Value Index Fund

			Market
			Value•
		Shares	($000)
*	Prestige Consumer Healthcare Inc.	56,342	1,796
*	Allscripts Healthcare Solutions Inc.	181,041	1,644
	Patterson Cos. Inc.	90,060	1,506
*	Syneos Health Inc.	27,965	1,469
*	Tenet Healthcare Corp.	49,996	1,082
*	Covetrus Inc.	57,467	764
*	Inogen Inc.	8,612	399
			31,387
Industrials (17.7%)
*	Teledyne Technologies Inc.	20,102	6,203
*	AECOM	171,151	6,072
	Watsco Inc.	35,056	5,733
*	JetBlue Airways Corp.	327,352	5,670
	Acuity Brands Inc.	43,409	5,444
	Oshkosh Corp.	76,052	5,344
	EMCOR Group Inc.	61,016	5,335
	ManpowerGroup Inc.	65,070	5,319
	AGCO Corp.	70,160	4,849
	Knight-Swift Transportation Holdings Inc.	135,584	4,629
	Nordson Corp.	32,059	4,359
*	MasTec Inc.	67,211	4,226
*	Stericycle Inc.	93,088	4,179
*	XPO Logistics Inc.	58,014	4,111
	Old Dominion Freight Line Inc.	23,245	3,807
	nVent Electric plc	172,892	3,503
*	Genesee & Wyoming Inc. Class A	30,738	3,408
	Graco Inc.	74,264	3,384
	Toro Co.	45,152	3,251
	Carlisle Cos. Inc.	22,344	3,239
	Valmont Industries Inc.	23,776	3,222
	Hubbell Inc. Class B	23,125	3,033
	Timken Co.	74,520	2,994
*	Colfax Corp.	103,579	2,817
	Ryder System Inc.	57,977	2,793
	Herman Miller Inc.	63,975	2,705
	Fluor Corp.	152,207	2,690
	Lincoln Electric Holdings Inc.	32,106	2,651
	Tetra Tech Inc.	30,437	2,469
	Trinity Industries Inc.	141,232	2,467
*	Kirby Corp.	32,253	2,374
	Donaldson Co. Inc.	48,552	2,348
	Deluxe Corp.	47,468	2,187
	Brink’s Co.	25,496	1,919
*	Trex Co. Inc.	22,273	1,905
*	Resideo Technologies Inc.	133,468	1,839
	Landstar System Inc.	15,727	1,754
	Crane Co.	22,702	1,731
*	Avis Budget Group Inc.	69,362	1,718
*	Clean Harbors Inc.	23,227	1,708
	Terex Corp.	68,154	1,692
	GATX Corp.	22,050	1,637
	Regal Beloit Corp.	22,356	1,585
	MSC Industrial Direct Co. Inc. Class A	22,993	1,555
	Werner Enterprises Inc.	47,133	1,540
*	Dycom Industries Inc.	34,245	1,524
	HNI Corp.	47,143	1,470
	Granite Construction Inc.	50,924	1,448
	EnerSys	15,378	861
	Healthcare Services Group Inc.	36,239	817
*	NOW Inc.	65,054	773
			154,291
Information Technology (11.1%)
*	Arrow Electronics Inc.	92,154	6,377
*	CACI International Inc. Class A	27,053	6,014
*	First Solar Inc.	82,510	5,121
	Science Applications International Corp.	55,361	4,872
	Avnet Inc.	115,623	4,844
	MKS Instruments Inc.	59,126	4,629
	Jabil Inc.	151,326	4,360
	Cognex Corp.	95,063	4,285
*	NCR Corp.	130,638	4,116
	Perspecta Inc.	152,227	3,950
*	Coherent Inc.	26,314	3,815
	SYNNEX Corp.	45,127	3,782
	Teradyne Inc.	70,844	3,753
*	Tech Data Corp.	39,688	3,680
	LogMeIn Inc.	54,195	3,622
*	Cirrus Logic Inc.	63,215	3,391
	CDK Global Inc.	78,060	3,369
	Universal Display Corp.	15,714	3,229
*	ViaSat Inc.	30,979	2,458
	Vishay Intertechnology Inc.	143,949	2,279
*	Lumentum Holdings Inc.	39,890	2,224
	KBR Inc.	81,555	2,081
	Belden Inc.	42,015	1,916
	Versum Materials Inc.	36,835	1,915
	Blackbaud Inc.	20,330	1,849
*	Manhattan Associates Inc.	21,781	1,800
*	NetScout Systems Inc.	75,834	1,680
	InterDigital Inc.	14,152	696
*	Synaptics Inc.	16,520	529
	Plantronics Inc.	14,995	466
			97,102
Materials (8.1%)
	Reliance Steel & Aluminum Co.	73,135	7,111
	Steel Dynamics Inc.	241,747	6,527
	Sonoco Products Co.	108,824	6,225

29

S&P Mid-Cap 400 Value Index Fund

			Market
			Value•
		Shares	($000)
	Ashland Global Holdings Inc.	68,231	4,997
	AptarGroup Inc.	30,930	3,780
	Royal Gold Inc.	25,656	3,422
	Olin Corp.	179,328	3,045
	PolyOne Corp.	84,645	2,710
	Valvoline Inc.	118,731	2,683
	Silgan Holdings Inc.	84,624	2,518
	Carpenter Technology Corp.	51,545	2,507
	Domtar Corp.	68,638	2,262
^	United States Steel Corp.	187,519	2,076
	Commercial Metals Co.	128,268	2,010
	Eagle Materials Inc.	23,515	1,980
	Minerals Technologies Inc.	38,327	1,847
	Louisiana-Pacific Corp.	76,537	1,840
	Compass Minerals International Inc.	36,855	1,833
	Owens-Illinois Inc.	168,851	1,717
	Scotts Miracle-Gro Co.	15,423	1,640
	Sensient Technologies Corp.	24,398	1,594
	NewMarket Corp.	3,227	1,532
*	Ingevity Corp.	19,573	1,491
	Worthington Industries Inc.	42,393	1,471
	Cabot Corp.	27,975	1,119
	Greif Inc. Class A	15,728	553
			70,490
	Real Estate (9.5%)
	Kilroy Realty Corp.	109,836	8,552
	Jones Lang LaSalle Inc.	56,272	7,543
	Camden Property Trust	43,117	4,667
	Sabra Health Care REIT Inc.	206,090	4,456
	Hospitality Properties Trust	178,870	4,318
	Liberty Property Trust	72,581	3,783
	Douglas Emmett Inc.	84,464	3,564
	Corporate Office Properties Trust	121,737	3,517
	Brixmor Property Group Inc.	165,311	3,047
	Lamar Advertising Co. Class A	38,162	2,925
	PotlatchDeltic Corp.	73,519	2,829
	Cousins Properties Inc.	80,614	2,797
	Highwoods Properties Inc.	58,653	2,534
	Senior Housing Properties Trust	258,591	2,196
^	EPR Properties	27,922	2,185
	Pebblebrook Hotel Trust	75,311	2,031
	Spirit Realty Capital Inc.	40,851	1,958
	Healthcare Realty Trust Inc.	57,627	1,915
	First Industrial Realty Trust Inc.	48,155	1,876
	CoreSite Realty Corp.	16,055	1,865
	Alexander & Baldwin Inc.	73,760	1,688
	PS Business Parks Inc.	9,361	1,681
	Rayonier Inc.	57,816	1,550
	JBG SMITH Properties	39,383	1,507
	Weingarten Realty Investors	53,357	1,414
	GEO Group Inc.	76,463	1,312
	Urban Edge Properties	65,471	1,146
	CoreCivic Inc.	67,337	1,141
	Taubman Centers Inc.	27,273	1,065
^	Tanger Factory Outlet Centers Inc.	59,391	840
	Mack-Cali Realty Corp.	34,392	701
			82,603
	Utilities (5.3%)
	MDU Resources Group Inc.	215,466	5,794
	Aqua America Inc.	126,722	5,613
	Southwest Gas Holdings Inc.	58,083	5,299
	ALLETE Inc.	56,154	4,814
	New Jersey Resources Corp.	97,052	4,439
	PNM Resources Inc.	86,644	4,420
	OGE Energy Corp.	95,806	4,107
	Hawaiian Electric Industries Inc.	60,434	2,683
	Spire Inc.	30,911	2,624
	IDACORP Inc.	23,566	2,588
	ONE Gas Inc.	27,509	2,520
	NorthWestern Corp.	23,044	1,669
			46,570
	Total Common Stocks
	(Cost $855,503)		868,018
	Temporary Cash Investment (0.6%)1
	Money Market Fund (0.6%)
2,3	Vanguard Market Liquidity Fund, 2.249%
	(Cost $5,471)	54,706	5,471
	Total Investments (100.3%)
	(Cost $860,974)		873,489

30

S&P Mid-Cap 400 Value Index Fund

Amount
($000)
Other Assets and Liabilities (-0.3%)
Other Assets
Investment in Vanguard	44
Receivables for Accrued Income	1,169
Receivables for Capital Shares Issued	9
Variation Margin Receivable—Futures Contracts	5
Other Assets[4]	1,206
Total Other Assets	2,433
Liabilities
Payables for Investment Securities Purchased	(3)
Collateral for Securities on Loan	(4,851)
Payables for Capital Shares Redeemed	(52)
Payables to Vanguard	(93)
Total Liabilities	(4,999)
Net Assets (100%)	870,923

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	941,206
Total Distributable Earnings (Loss)	(70,283)
Net Assets	870,923

Amount
($000)
ETF Shares—Net Assets
Applicable to 5,825,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	684,597
Net Asset Value Per Share—ETF Shares	$117.53

Institutional Shares—Net Assets
Applicable to 790,777 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	186,326
Net Asset Value Per Share— Institutional Shares	$235.62

•     See Note A in Notes to Financial Statements.

*      Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,430,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $4,851,000 of collateral received for securities on loan, of which $3,753,000 is held in Vanguard Market Liquidity Fund and $1,098,000 is held in cash.

4   Cash of $108,000 has been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	09/30/2019	14		2,634	(74)

See accompanying Notes, which are an integral part of the Financial Statements.

31

S&P Mid-Cap 400 Value Index Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Dividends	16,896
Interest[1]	41
Securities Lending—Net	38
Total Income	16,975
Expenses
The Vanguard Group—Note B
Investment Advisory Services	136
Management and Administrative—ETF Shares	858
Management and Administrative—Institutional Shares	116
Marketing and Distribution—ETF Shares	31
Marketing and Distribution—Institutional Shares	7
Custodian Fees	32
Auditing Fees	32
Shareholders’ Reports—ETF Shares	19
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	1,231
Expenses Paid Indirectly	(15)
Net Expenses	1,216
Net Investment Income	15,759
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(1,948)
Futures Contracts	(101)
Realized Net Gain (Loss)	(2,049)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(90,951)
Futures Contracts	(114)
Change in Unrealized Appreciation (Depreciation)	(91,065)
Net Increase (Decrease) in Net Assets Resulting from Operations	(77,355)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $39,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $45,520,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

32

S&P Mid-Cap 400 Value Index Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,759	14,932
Realized Net Gain (Loss)	(2,049)	56,396
Change in Unrealized Appreciation (Depreciation)	(91,065)	66,902
Net Increase (Decrease) in Net Assets Resulting from Operations	(77,355)	138,230
Distributions
Net Investment Income
ETF Shares	(11,232)	(10,667)
Institutional Shares	(3,982)	(2,513)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(15,214)	(13,180)
Capital Share Transactions
ETF Shares	23,432	5,142
Institutional Shares	(30,211)	48,891
Net Increase (Decrease) from Capital Share Transactions	(6,779)	54,033
Total Increase (Decrease)	(99,348)	179,083
Net Assets
Beginning of Period	970,271	791,188
End of Period	870,923	970,271

See accompanying Notes, which are an integral part of the Financial Statements.

33

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2019		2018		2017		2016		2015
Net Asset Value, Beginning of Period	$130.06		$112.31		$101.70		$91.40		$96.78
Investment Operations
Net Investment Income	2.061	1	2.090	1	1.767	1	1.891	1	1.600
Net Realized and Unrealized Gain (Loss) on Investments	(12.629)		17.548		10.344		9.880		(5.563)
Total from Investment Operations	(10.568)		19.638		12.111		11.771		(3.963)
Distributions
Dividends from Net Investment Income	(1.962)		(1.888)		(1.501)		(1.471)		(1.417)
Distributions from Realized Capital Gains	—		—		—		—		—
Total Distributions	(1.962)		(1.888)		(1.501)		(1.471)		(1.417)
Net Asset Value, End of Period	$117.53		$130.06		$112.31		$101.70		$91.40

Total Return	-8.04%		17.60%		11.91%		13.13%		-4.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$685		$735		$632		$460		$103
Ratio of Total Expenses to Average Net Assets	0.15%		0.20%		0.20%		0.20%		0.20%
Ratio of Net Investment Income to Average Net Assets	1.72%		1.72%		1.61%		1.97%		1.75%
Portfolio Turnover Rate[2]	38%		36%		39%		26%		47%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

34

S&P Mid-Cap 400 Value Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2019		2018		2017		2016		2015
Net Asset Value, Beginning of Period	$260.90		$225.05		$203.65		$182.92		$193.66
Investment Operations
Net Investment Income	4.332	1	4.454	1	3.866	1	3.774	1	3.420
Net Realized and Unrealized Gain (Loss) on Investments	(25.380)		35.198		20.656		20.020		(11.127)
Total from Investment Operations	(21.048)		39.652		24.522		23.794		(7.707)
Distributions
Dividends from Net Investment Income	(4.232)		(3.802)		(3.122)		(3.064)		(3.033)
Distributions from Realized Capital Gains	—		—		—		—		—
Total Distributions	(4.232)		(3.802)		(3.122)		(3.064)		(3.033)
Net Asset Value, End of Period	$235.62		$260.90		$225.05		$203.65		$182.92

Total Return	-7.99%		17.75%		12.05%		13.25%		-4.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$186		$235		$159		$147		$143
Ratio of Total Expenses to Average Net Assets	0.08%		0.08%		0.08%		0.08%		0.08%
Ratio of Net Investment Income to Average Net Assets	1.79%		1.84%		1.73%		2.09%		1.87%
Portfolio Turnover Rate[2]	38%		36%		39%		26%		47%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

35

S&P Mid-Cap 400 Value Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended August 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

36

S&P Mid-Cap 400 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

37

S&P Mid-Cap 400 Value Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $44,000, representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $15,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

38

S&P Mid-Cap 400 Value Index Fund

At August 31, 2019, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

E.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	45,520
Total Distributable Earnings (Loss)	(45,520)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	9,689
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(92,425)
Net Unrealized Gains (Losses)	12,515

As of August 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	860,974
Gross Unrealized Appreciation	113,265
Gross Unrealized Depreciation	(100,750)
Net Unrealized Appreciation (Depreciation)	12,515

39

S&P Mid-Cap 400 Value Index Fund

F.   During the year ended August 31, 2019, the fund purchased $552,432,000 of investment securities and sold $558,042,000 of investment securities, other than temporary cash investments. Purchases and sales include $151,818,000 and $209,961,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2019, such purchases and sales were $269,020,000 and $190,609,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G.   Capital share transactions for each class of shares were:

	Year Ended August 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	236,869	2,075	242,257	1,975
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(213,437)	(1,900)	(237,115)	(1,950)
Net Increase (Decrease)—ETF Shares	23,432	175	5,142	25
Institutional Shares
Issued	54,644	241	72,997	295
Issued in Lieu of Cash Distributions	2,478	11	1,572	6
Redeemed	(87,333)	(364)	(25,678)	(107)
Net Increase (Decrease)—Institutional Shares	(30,211)	(112)	48,891	194

H.   Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

40

S&P Mid-Cap 400 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 7, 2010, Through August 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns Periods Ended August 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/7/2010)	Investment
S&P Mid-Cap 400 Growth Index Fund ETF Shares Net Asset Value	-5.08%	8.24%	12.78%	$29,456
S&P Mid-Cap 400 Growth Index Fund ETF Shares Market Price	-5.09	8.24	12.78	29,445
S&P MidCap 400 Growth Index	-4.95	8.42	12.98	29,912
Dow Jones U.S. Total Stock Market Float Adjusted Index	1.23	9.55	13.72	31,730

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(3/28/2011)	Investment
S&P Mid-Cap 400 Growth Index Fund Institutional Shares	-5.02%	8.35%	10.21%	$11,348,385
S&P MidCap 400 Growth Index	-4.95	8.42	10.28	11,404,090
Dow Jones U.S. Total Stock Market Float Adjusted Index	1.23	9.55	11.90	12,901,521

“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on March 28, 2011. The total returns shown are based on the period beginning March 28, 2011.

See Financial Highlights for dividend and capital gains information.

41

S&P Mid-Cap 400 Growth Index Fund

Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2019

			Since
	One	Five	Inception
	Year	Years	(9/7/2010)
S&P Mid-Cap 400 Growth Index Fund ETF Shares Market Price	-5.09%	48.55%	194.45%
S&P Mid-Cap 400 Growth Index Fund ETF Shares Net Asset Value	-5.08	48.57	194.56
S&P MidCap 400 Growth Index	-4.95	49.82	199.12

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

42

S&P Mid-Cap 400 Growth Index Fund

Sector Diversification

As of August 31, 2019

Communication Services	3.2%
Consumer Discretionary	13.6
Consumer Staples	2.1
Energy	1.9
Financials	8.8
Health Care	15.9
Industrials	13.3
Information Technology	19.2
Materials	4.6
Real Estate	12.7
Utilities	4.7

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

43

S&P Mid-Cap 400 Growth Index Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)1
Communication Services (3.2%)
*	Live Nation Entertainment Inc.	154,120	10,713
	New York Times Co. Class A	156,762	4,578
	Cable One Inc.	3,394	4,404
	World Wrestling Entertainment Inc. Class A	48,174	3,441
*	Yelp Inc. Class A	72,222	2,420
	Cinemark Holdings Inc.	52,911	2,019
	John Wiley & Sons Inc. Class A	31,820	1,416
*	AMC Networks Inc. Class A	24,510	1,189
*	Cars.com Inc.	33,155	295
			30,475
Consumer Discretionary (13.6%)
	Domino’s Pizza Inc.	45,356	10,289
	Service Corp. International	201,091	9,311
	Pool Corp.	43,886	8,618
*	NVR Inc.	2,235	8,044
*	Five Below Inc.	61,748	7,587
	Wyndham Hotels & Resorts Inc.	107,357	5,516
	Gentex Corp.	205,872	5,476
	Churchill Downs Inc.	39,035	4,812
*	Deckers Outdoor Corp.	32,156	4,741
*	GrubHub Inc.	79,478	4,716
	Dunkin’ Brands Group Inc.	53,805	4,436
	Wendy’s Co.	201,104	4,424
*	Helen of Troy Ltd.	27,602	4,237
*	Ollie’s Bargain Outlet Holdings Inc.	57,439	3,185
	Wyndham Destinations Inc.	67,146	2,977
	Williams-Sonoma Inc.	45,218	2,975
*,^	Eldorado Resorts Inc.	71,807	2,765
*	Adtalem Global Education Inc.	62,433	2,667
	Aaron’s Inc.	39,579	2,537
	Texas Roadhouse Inc. Class A	47,912	2,466
^	Cracker Barrel Old Country Store Inc.	14,592	2,414
	Carter’s Inc.	25,442	2,328
	Six Flags Entertainment Corp.	37,143	2,198
	Foot Locker Inc.	60,723	2,198
*	Tempur Sealy International Inc.	28,408	2,191
*,^	Mattel Inc.	186,762	1,830
*	Urban Outfitters Inc.	75,644	1,771
	Brinker International Inc.	41,377	1,572
	Jack in the Box Inc.	17,943	1,531
*	Penn National Gaming Inc.	68,226	1,308
*	Weight Watchers International Inc.	42,878	1,286
*	Scientific Games Corp.	61,525	1,137
*	Sally Beauty Holdings Inc.	83,862	1,026
*	Sotheby’s	17,167	991
	Cheesecake Factory Inc.	22,934	871
	Papa John’s International Inc.	12,688	631
	International Speedway Corp. Class A	12,647	569
	Tupperware Brands Corp.	18,282	238
			127,869
Consumer Staples (2.1%)
*	Post Holdings Inc.	73,607	7,338
*	Boston Beer Co. Inc. Class A	9,654	4,233
	Lancaster Colony Corp.	21,548	3,144
	Flowers Foods Inc.	101,499	2,314
	Energizer Holdings Inc.	35,786	1,378
*	Edgewell Personal Care Co.	29,250	814
^	Tootsie Roll Industries Inc.	20,884	766
			19,987
Energy (1.9%)
	Murphy Oil Corp.	168,332	3,069
	Equitrans Midstream Corp.	225,100	3,037
*	CNX Resources Corp.	215,668	1,719
	PBF Energy Inc. Class A	60,831	1,442

44

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Transocean Ltd.	257,715	1,173
*	Matador Resources Co.	73,295	1,147
*	Apergy Corp.	43,548	1,131
	Core Laboratories NV	27,409	1,085
*	Callon Petroleum Co.	251,494	1,034
*,^	Valaris plc Class A	217,282	1,012
	QEP Resources Inc.	262,702	935
*,^	Chesapeake Energy Corp.	564,908	813
*	Southwestern Energy Co.	274,806	434
			18,031
Financials (8.8%)
	FactSet Research Systems Inc.	42,195	11,481
	Brown & Brown Inc.	258,307	9,529
	Primerica Inc.	46,721	5,568
	First Financial Bankshares Inc.	149,739	4,585
	SEI Investments Co.	77,754	4,471
	Signature Bank	36,476	4,255
	SLM Corp.	476,605	4,022
	Commerce Bancshares Inc.	69,459	3,964
	Eaton Vance Corp.	76,778	3,311
	East West Bancorp Inc.	80,299	3,303
	UMB Financial Corp.	48,727	3,037
	Interactive Brokers Group Inc.	56,338	2,659
*	LendingTree Inc.	8,243	2,556
	Hanover Insurance Group Inc.	18,863	2,511
	Sterling Bancorp	115,620	2,205
	Kemper Corp.	29,651	2,075
	FNB Corp.	164,832	1,772
	Bank of Hawaii Corp.	21,259	1,758
	Federated Investors Inc. Class B	50,929	1,632
	Evercore Inc. Class A	20,390	1,626
*	Green Dot Corp. Class A	52,788	1,614
	Home BancShares Inc.	76,745	1,360
	BancorpSouth Bank	48,707	1,344
*	Genworth Financial Inc. Class A	249,981	1,107
	Mercury General Corp.	13,774	737
			82,482
Health Care (15.9%)
	STERIS plc	93,297	14,405
	West Pharmaceutical Services Inc.	81,085	11,795
*	Molina Healthcare Inc.	69,096	9,002
*	Masimo Corp.	54,163	8,300
	Bio-Techne Corp.	41,791	8,006
	Hill-Rom Holdings Inc.	73,679	7,934
	Chemed Corp.	17,588	7,553
*	Haemonetics Corp.	56,502	7,545
*	Bio-Rad Laboratories Inc. Class A	22,105	7,465
	Encompass Health Corp.	109,075	6,631
*	PRA Health Sciences Inc.	65,209	6,445
*	Catalent Inc.	91,647	4,833
*	Integra LifeSciences Holdings Corp.	78,283	4,699
*	HealthEquity Inc.	76,660	4,551
*	Globus Medical Inc.	84,468	4,314
*	Amedisys Inc.	32,176	4,141
*	LivaNova plc	53,318	4,139
*	Charles River Laboratories International Inc.	30,125	3,952
*	Medidata Solutions Inc.	41,220	3,775
*	NuVasive Inc.	57,252	3,637
*	Exelixis Inc.	169,817	3,371
*	ICU Medical Inc.	18,423	2,980
*	Syneos Health Inc.	39,175	2,058
*	Ligand Pharmaceuticals Inc.	21,625	1,966
*	Avanos Medical Inc.	52,417	1,739
	Cantel Medical Corp.	18,845	1,732
*	Tenet Healthcare Corp.	41,496	898
*	Covetrus Inc.	47,706	634
*	Inogen Inc.	11,115	515
*	Mallinckrodt plc	92,531	240
			149,255
Industrials (13.3%)
	Lennox International Inc.	38,946	9,884
	Old Dominion Freight Line Inc.	47,875	7,840
	Woodward Inc.	61,688	6,653
*	Teledyne Technologies Inc.	19,592	6,046
	Carlisle Cos. Inc.	40,295	5,841
	Curtiss-Wright Corp.	47,197	5,788
	ITT Inc.	96,881	5,514
	Toro Co.	71,639	5,159
	Graco Inc.	108,406	4,940
	Hubbell Inc. Class B	36,688	4,811
	Donaldson Co. Inc.	91,464	4,423
	Insperity Inc.	41,425	4,104
	MSA Safety Inc.	38,847	4,103
*	Axon Enterprise Inc.	65,243	3,913
*	ASGN Inc.	58,259	3,639
*	Trex Co. Inc.	41,958	3,589
*	Genesee & Wyoming Inc. Class A	31,182	3,457
	Nordson Corp.	24,532	3,335
	Landstar System Inc.	28,362	3,163
	Lincoln Electric Holdings Inc.	36,725	3,032
*	XPO Logistics Inc.	42,616	3,020
	Kennametal Inc.	90,908	2,717
	Crane Co.	33,139	2,527
	Tetra Tech Inc.	29,664	2,406
*	Clean Harbors Inc.	32,539	2,393

45

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value•
		Shares	($000)
	Brink’s Co.	29,164	2,195
*	Kirby Corp.	26,769	1,970
	MSC Industrial Direct Co. Inc. Class A	26,305	1,779
	EnerSys	31,683	1,774
	Regal Beloit Corp.	24,568	1,742
	GATX Corp.	17,578	1,305
^	Healthcare Services Group Inc.	44,965	1,014
*	NOW Inc.	54,006	642
			124,718
Information Technology (19.2%)
*	Zebra Technologies Corp.	59,560	12,211
*	Fair Isaac Corp.	31,989	11,283
*	Tyler Technologies Inc.	42,308	10,854
*	Trimble Inc.	277,649	10,417
*	WEX Inc.	47,723	9,762
	Cypress Semiconductor Corp.	403,780	9,291
*	PTC Inc.	114,245	7,480
	Sabre Corp.	303,122	7,166
	Monolithic Power Systems Inc.	43,710	6,581
*	Ciena Corp.	157,923	6,464
	Universal Display Corp.	30,942	6,358
	Teradyne Inc.	117,255	6,211
	MAXIMUS Inc.	70,412	5,417
*	Silicon Laboratories Inc.	47,824	5,213
	National Instruments Corp.	123,677	5,194
*	Cree Inc.	116,132	4,985
	j2 Global Inc.	51,300	4,340
	Versum Materials Inc.	83,172	4,325
*	CoreLogic Inc.	89,031	4,309
	Littelfuse Inc.	27,284	4,258
	Cognex Corp.	92,649	4,177
*	Manhattan Associates Inc.	49,181	4,064
*	Teradata Corp.	129,210	3,989
*	ACI Worldwide Inc.	121,996	3,633
*	LiveRamp Holdings Inc.	76,105	3,224
*	Semtech Corp.	73,571	3,088
	Blackbaud Inc.	33,650	3,061
*	ViaSat Inc.	31,427	2,493
*	Lumentum Holdings Inc.	43,835	2,444
	CDK Global Inc.	55,027	2,375
	KBR Inc.	73,365	1,872
*	CommVault Systems Inc.	42,338	1,836
	InterDigital Inc.	20,657	1,016
*	Synaptics Inc.	21,324	683
	Plantronics Inc.	21,007	653
			180,727
Materials (4.5%)
	RPM International Inc.	144,630	9,787
	Royal Gold Inc.	46,269	6,171
	AptarGroup Inc.	38,351	4,687
	NewMarket Corp.	6,356	3,018
	Scotts Miracle-Gro Co.	27,813	2,957
*	Allegheny Technologies Inc.	139,065	2,756
	Chemours Co.	180,919	2,564
	Eagle Materials Inc.	24,827	2,090
*	Ingevity Corp.	26,318	2,005
	Valvoline Inc.	87,216	1,971
	Cabot Corp.	36,127	1,445
	Sensient Technologies Corp.	21,946	1,434
	Louisiana-Pacific Corp.	58,575	1,408
	Greif Inc. Class A	13,028	458
			42,751
Real Estate (12.7%)
	National Retail Properties Inc.	179,504	10,079
	Omega Healthcare Investors Inc.	236,711	9,629
	CyrusOne Inc.	124,877	9,174
	Medical Properties Trust Inc.	484,869	9,014
	American Campus Communities Inc.	151,453	7,040
	Camden Property Trust	62,940	6,813
	Life Storage Inc.	51,455	5,452
	EastGroup Properties Inc.	40,553	5,050
	Liberty Property Trust	89,987	4,690
	EPR Properties	54,979	4,302
	Lamar Advertising Co. Class A	55,707	4,270
	Douglas Emmett Inc.	92,821	3,917
	JBG SMITH Properties	93,214	3,566
	First Industrial Realty Trust Inc.	90,717	3,534
	Brixmor Property Group Inc.	161,109	2,969
	CoreSite Realty Corp.	24,427	2,838
	Healthcare Realty Trust Inc.	84,117	2,795
	Cousins Properties Inc.	78,567	2,726
	Spirit Realty Capital Inc.	54,931	2,633
	Highwoods Properties Inc.	54,919	2,373
	Rayonier Inc.	84,392	2,262
	PS Business Parks Inc.	12,589	2,261
	Weingarten Realty Investors	77,885	2,063
	Pebblebrook Hotel Trust	67,742	1,827
	Taubman Centers Inc.	39,818	1,555
	Uniti Group Inc.	203,197	1,502
	Mack-Cali Realty Corp.	64,789	1,320
	Urban Edge Properties	66,443	1,164
	CoreCivic Inc.	63,080	1,069
	GEO Group Inc.	56,191	964
^	Tanger Factory Outlet Centers Inc.	43,638	617
			119,468

46

S&P Mid-Cap 400 Growth Index Fund

			Market
			Value•
		Shares	($000)
Utilities (4.6%)
	UGI Corp.	229,944	11,191
	OGE Energy Corp.	123,692	5,303
	Aqua America Inc.	109,505	4,850
	Black Hills Corp.	59,950	4,599
	National Fuel Gas Co.	95,231	4,451
	IDACORP Inc.	31,690	3,480
	ONE Gas Inc.	30,229	2,769
	Hawaiian Electric Industries Inc.	58,901	2,615
	NorthWestern Corp.	32,281	2,338
	Spire Inc.	24,637	2,092
			43,688
Total Common Stocks (Cost $866,539)			939,451
Temporary Cash Investment (0.6%)[1]
Money Market Fund (0.6%)
2,3	Vanguard Market Liquidity Fund, 2.249% (Cost $5,898)	58,976	5,898
Total Investments (100.4%) (Cost $872,437)			945,349

Amount
($000)
Other Assets and Liabilities (-0.4%)
Other Assets
Investment in Vanguard	46
Receivables for Accrued Income	725
Receivables for Capital Shares Issued	7
Variation Margin Receivable—Future Contracts	3
Other Assets[4]	62
Total Other Assets	843
Liabilities
Payables for Investment Securities Purchased	(3)
Collateral for Securities on Loan	(4,803)
Payables for Capital Shares Redeemed	(33)
Payables to Vanguard	(135)
Total Liabilities	(4,974)
Net Assets (100%)	941,218

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,021,546
Total Distributable Earnings (Loss)	(80,328)
Net Assets	941,218

ETF Shares—Net Assets
Applicable to 5,350,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	736,680
Net Asset Value Per Share—ETF Shares	$137.70

Institutional Shares—Net Assets
Applicable to 745,452 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	204,538
Net Asset Value Per Share—Institutional Shares	$274.38

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,461,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $4,803,000 of collateral received for securities on loan.

4 Cash of $62,000 has been segregated as initial margin for open futures contracts.

47

S&P Mid-Cap 400 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2019	8		1,505	(23)

See accompanying Notes, which are an integral part of the Financial Statements.

48

S&P Mid-Cap 400 Growth Index Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Dividends	12,353
Interest[1]	40
Securities Lending—Net	20
Total Income	12,413
Expenses
The Vanguard Group—Note B
Investment Advisory Services	148
Management and Administrative—ETF Shares	924
Management and Administrative—Institutional Shares	130
Marketing and Distribution—ETF Shares	42
Marketing and Distribution—Institutional Shares	9
Custodian Fees	14
Auditing Fees	32
Shareholders’ Reports—ETF Shares	23
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,324
Expenses Paid Indirectly	(15)
Net Expenses	1,309
Net Investment Income	11,104
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(36,222)
Futures Contracts	51
Realized Net Gain (Loss)	(36,171)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(36,348)
Futures Contracts	(45)
Change in Unrealized Appreciation (Depreciation)	(36,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	(61,460)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $37,000, $2,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes $69,359,000 of net gain (loss) resulting from in-kind redemption; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

49

S&P Mid-Cap 400 Growth Index Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,104	10,466
Realized Net Gain (Loss)	(36,171)	192,693
Change in Unrealized Appreciation (Depreciation)	(36,393)	15,213
Net Increase (Decrease) in Net Assets Resulting from Operations	(61,460)	218,372
Distributions
Net Investment Income
ETF Shares	(6,629)	(8,531)
Institutional Shares	(2,658)	(1,904)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(9,287)	(10,435)
Capital Share Transactions
ETF Shares	(40,742)	(11,997)
Institutional Shares	(48,958)	(99,600)
Net Increase (Decrease) from Capital Share Transactions	(89,700)	(111,597)
Total Increase (Decrease)	(160,447)	96,340
Net Assets
Beginning of Period	1,101,665	1,005,325
End of Period	941,218	1,101,665

See accompanying Notes, which are an integral part of the Financial Statements.

50

S&P Mid-Cap 400 Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$146.46	$121.33	$109.76	$99.88	$97.18
Investment Operations
Net Investment Income	1.519[1]	1.268[1]	1.152[1]	.954	1.036
Net Realized and Unrealized Gain (Loss) on Investments	(9.084)	25.098	11.576	9.960	2.456
Total from Investment Operations	(7.565)	26.366	12.728	10.914	3.492
Distributions
Dividends from Net Investment Income	(1.195)	(1.236)	(1.158)	(1.034)	(.792)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.195)	(1.236)	(1.158)	(1.034)	(.792)
Net Asset Value, End of Period	$137.70	$146.46	$121.33	$109.76	$99.88

Total Return	-5.08%	21.83%	11.67%	11.04%	3.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$737	$831	$686	$513	$377
Ratio of Total Expenses to Average Net Assets	0.15%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.13%	0.94%	0.99%	1.08%	1.08%
Portfolio Turnover Rate[2]	40%	43%	40%	38%	47%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

S&P Mid-Cap 400 Growth Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$292.07	$241.68	$218.61	$198.85	$193.45
Investment Operations
Net Investment Income	3.242[1]	2.894[1]	2.604[1]	2.094	2.271
Net Realized and Unrealized Gain (Loss) on Investments	(18.167)	49.971	23.011	19.906	4.900
Total from Investment Operations	(14.925)	52.865	25.615	22.000	7.171
Distributions
Dividends from Net Investment Income	(2.765)	(2.475)	(2.545)	(2.240)	(1.771)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.765)	(2.475)	(2.545)	(2.240)	(1.771)
Net Asset Value, End of Period	$274.38	$292.07	$241.68	$218.61	$198.85

Total Return	-5.02%	21.97%	11.80%	11.18%	3.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$205	$271	$320	$170	$96
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.06%	1.11%	1.20%	1.20%
Portfolio Turnover Rate[2]	40%	43%	40%	38%	47%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

52

S&P Mid-Cap 400 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended August 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

53

S&P Mid-Cap 400 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

54

S&P Mid-Cap 400 Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $46,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $15,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2019, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

55

S&P Mid-Cap 400 Growth Index Fund

E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	77,242
Total Distributable Earnings (Loss)	(77,242)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	6,890
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(160,033)
Net Unrealized Gains (Losses)	72,912

As of August 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	872,437
Gross Unrealized Appreciation	148,053
Gross Unrealized Depreciation	(75,141)
Net Unrealized Appreciation (Depreciation)	72,912

F.  During the year ended August 31, 2019, the fund purchased $619,782,000 of investment securities and sold $704,677,000 of investment securities, other than temporary cash investments. Purchases and sales include $163,811,000 and $319,577,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

56

S&P Mid-Cap 400 Growth Index Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2019, such purchases and sales were $207,410,000 and $205,757,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G.  Capital share transactions for each class of shares were:

	Year Ended August 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	292,561	2,150	786,398	5,825
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(333,303)	(2,475)	(798,395)	(5,800)
Net Increase (Decrease)—ETF Shares	(40,742)	(325)	(11,997)	25
Institutional Shares
Issued	37,712	144	75,872	277
Issued in Lieu of Cash Distributions	2,069	8	1,315	5
Redeemed	(88,739)	(333)	(176,787)	(679)
Net Increase (Decrease)—Institutional Shares	(48,958)	(181)	(99,600)	(397)

H.  Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

57

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund and Vanguard S&P Mid-Cap 400 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

58

Special 2019 tax information (unaudited) for Vanguard S&P Mid-Cap 400 Index Funds

This information for the fiscal year ended August 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
S&P Mid-Cap 400 Index Fund	26,981
S&P Mid-Cap 400 Value Index Fund	12,822
S&P Mid-Cap 400 Growth Index Fund	9,287

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
S&P Mid-Cap 400 Index Fund	81.7%
S&P Mid-Cap 400 Value Index Fund	89.0
S&P Mid-Cap 400 Growth Index Fund	78.6

59

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds since their inception in 2010, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

60

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

61

The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund particularly or the ability of the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund into consideration in determining, composing or calculating the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund. There is no assurance that investment products based on the S&P MidCap 400 Index, S&P MidCap 400 Value Index, and S&P MidCap 400 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P MID-CAP 400 INDEX FUND, VANGUARD S&P MID-CAP 400 VALUE INDEX FUND, AND VANGUARD S&P MID-CAP 400 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

62

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q18420 102019

Annual Report | August 31, 2019 Vanguard S&P 500 Value and Growth Index Funds

Vanguard S&P 500 Value Index Fund Vanguard S&P 500 Growth Index Fund See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
S&P 500 Value Index Fund	5
S&P 500 Growth Index Fund	23
Trustees Approve Advisory Arrangements	44

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

October 1, 2019

1

Your Fund’s Performance at a Glance

•    Large-capitalization growth stocks outpaced their value counterparts for the 12 months ended August 31, 2019. Vanguard S&P 500 Growth Index Fund returned well above 3% and Vanguard S&P 500 Value Index Fund returned more than 2%. Both funds closely tracked their target indexes.

•     Market sentiment was dampened by signs of decelerating global growth, flare-ups in trade disputes, heightened tensions with Iran, and a lack of agreement in the United Kingdom on how to exit the European Union.

•     Information technology stocks became the Value Index Fund’s second-largest sector on strong gains. Three of the fund’s largest sectors—financials, health care, and, most notably, energy—all declined.

•     For the Growth Index Fund, consumer staples stocks added most to returns while its largest sectors—information technology and health care—contributed modestly.

Market Barometer

	Average Annual Total Returns
	Periods Ended August 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	2.49%	12.57%	9.85%
Russell 2000 Index (Small-caps)	-12.89	7.89	6.41
Russell 3000 Index (Broad U.S. market)	1.31	12.24	9.60
FTSE All-World ex US Index (International)	-3.18	5.97	1.71

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	10.17%	3.09%	3.35%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	8.72	3.30	3.85
FTSE Three-Month U.S. Treasury Bill Index	2.36	1.47	0.91

CPI
Consumer Price Index	1.75%	2.13%	1.53%

2

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

3

Six Months Ended August 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/28/2019	8/31/2019	Period
Based on Actual Fund Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,041.88	$0.26
Institutional Shares	1,000.00	1,041.72	0.41
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,078.55	$0.31
Institutional Shares (Since inception: 4/5/2019)	1,000.00	1,032.23	0.33
Based on Hypothetical 5% Yearly Return
S&P 500 Value Index Fund
ETF Shares	$1,000.00	$1,024.95	$0.26
Institutional Shares	1,000.00	1,024.80	0.41
S&P 500 Growth Index Fund
ETF Shares	$1,000.00	$1,024.90	$0.31
Institutional Shares (Since inception: 4/5/2019)	1,000.00	1,024.88	0.33

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P 500 Value Index Fund, 0.05% for ETF Shares and 0.08% for Institutional Shares; and for the S&P 500 Growth Index Fund, 0.06% for ETF Shares and 0.08% for Institutional Shares (since inception). The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365 for S&P 500 Value ETF Shares, S&P 500 Value Institutional Shares, and S&P 500 Growth ETF Shares. 149/365 for S&P 500 Growth Institutional Shares).

4

S&P 500 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 7, 2010, Through August 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/7/2010)	Investment
S&P 500 Value Index Fund ETF
Shares Net Asset Value	2.05%	7.17%	11.77%	$27,160
S&P 500 Value Index Fund ETF
Shares Market Price	2.01	7.15	11.76	27,149
S&P 500 Value Index	2.14	7.30	11.93	27,505
Dow Jones U.S. Total Stock Market
Float Adjusted Index	1.23	9.55	13.72	31,730

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(3/3/2015)	Investment
S&P 500 Value Index Fund Institutional
Shares	2.07%	7.19%	$6,832,649
S&P 500 Value Index	2.14	7.26	6,852,033
Dow Jones U.S. Total Stock Market Float
Adjusted Index	1.23	9.21	7,431,179

“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

5

S&P 500 Value Index Fund

Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2019

			Since
	One	Five	Inception
	Year	Years	(9/7/2010)
S&P 500 Value Index Fund ETF Shares Market Price	2.01%	41.24%	171.49%
S&P 500 Value Index Fund ETF Shares Net Asset Value	2.05	41.34	171.60
S&P 500 Value Index	2.14	42.25	175.05

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

6

S&P 500 Value Index Fund

Sector Diversification

As of August 31, 2019

Communication Services	6.1%
Consumer Discretionary	7.4
Consumer Staples	9.8
Energy	6.5
Financials	21.4
Health Care	10.8
Industrials	10.1
Information Technology	16.3
Materials	3.3
Real Estate	3.0
Utilities	5.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

7

S&P 500 Value Index Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)
Common Stocks (99.8%)[1]
Communication Services (6.1%)
	AT&T Inc.	701,493	24,735
	Comcast Corp. Class A	235,102	10,406
	Walt Disney Co.	73,816	10,132
*	Charter Communications Inc. Class A	9,426	3,861
	Activision Blizzard Inc.	73,629	3,726
*	T-Mobile US Inc.	22,789	1,779
	Omnicom Group Inc.	21,161	1,609
	CBS Corp. Class B	33,827	1,423
*	Electronic Arts Inc.	14,827	1,389
	CenturyLink Inc.	92,208	1,049
*	Discovery Communications Inc.	34,714	904
	Viacom Inc. Class B	33,986	849
*	DISH Network Corp. Class A	22,177	744
	Interpublic Group of Cos. Inc.	37,190	739
	Fox Corp. Class A	18,479	613
	News Corp. Class A	40,188	553
*	Discovery Communications Inc. Class A	15,117	417
	Fox Corp. Class B	8,336	273
	News Corp. Class B	8,795	124
*	TripAdvisor Inc.	3,255	124
			65,449
Consumer Discretionary (7.4%)
	Home Depot Inc.	57,108	13,015
	Starbucks Corp.	57,049	5,509
	Target Corp.	49,242	5,271
	NIKE Inc. Class B	59,181	5,001
	General Motors Co.	126,796	4,703
	Lowe’s Cos. Inc.	40,634	4,559
*	Booking Holdings Inc.	2,164	4,255
	Ford Motor Co.	376,656	3,454
*	Dollar Tree Inc.	22,832	2,318
	Marriott International Inc. Class A	15,939	2,009
	eBay Inc.	48,822	1,967
	Royal Caribbean Cruises Ltd.	16,523	1,723
	Carnival Corp.	38,483	1,696
	DR Horton Inc.	32,637	1,615
	Ross Stores Inc.	15,180	1,609
	Best Buy Co. Inc.	22,326	1,421
	Lennar Corp. Class A	27,145	1,384
	MGM Resorts International	49,052	1,376
	Genuine Parts Co.	14,032	1,267
*	Norwegian Cruise Line Holdings Ltd.	20,701	1,051
	Wynn Resorts Ltd.	9,313	1,026
	Whirlpool Corp.	6,087	847
	PulteGroup Inc.	24,498	828
	Aptiv plc	9,666	804
*	LKQ Corp.	30,162	792
	Kohl’s Corp.	15,564	736
*	CarMax Inc.	8,781	731
*	Mohawk Industries Inc.	5,915	703
	Expedia Group Inc.	5,063	659
	BorgWarner Inc.	19,915	650
	PVH Corp.	7,194	545
	Hasbro Inc.	4,784	529
	Harley-Davidson Inc.	15,284	488
	Tiffany & Co.	5,717	485
	Leggett & Platt Inc.	12,633	470
	Ralph Lauren Corp. Class A	5,009	443
	Darden Restaurants Inc.	3,546	429
*	Capri Holdings Ltd.	14,544	384
	L Brands Inc.	22,079	365
	Garmin Ltd.	4,431	361
	Advance Auto Parts Inc.	2,410	332
	Gap Inc.	20,456	323
	Newell Brands Inc.	18,017	299
	Hanesbrands Inc.	19,531	267
	Macy’s Inc.	17,275	255
	Tapestry Inc.	9,205	190
	H&R Block Inc.	7,444	180
	Nordstrom Inc.	5,209	151
*	Under Armour Inc. Class A	6,447	120
*	Under Armour Inc. Class C	6,411	108

8

S&P 500 Value Index Fund

	Shares	Market Value• ($000)
Lennar Corp. Class B	363	15
Foot Locker Inc.	56	2
		79,720
Consumer Staples (9.8%)
Walmart Inc.	134,456	15,363
Procter & Gamble Co.	106,088	12,755
Costco Wholesale Corp.	42,273	12,460
Coca-Cola Co.	177,150	9,750
Altria Group Inc.	179,831	7,866
Mondelez International Inc. Class A	138,459	7,646
PepsiCo Inc.	52,552	7,185
Philip Morris International Inc.	73,277	5,283
Walgreens Boots Alliance Inc.	74,697	3,824
General Mills Inc.	57,554	3,096
Tyson Foods Inc. Class A	28,337	2,636
Colgate-Palmolive Co.	35,484	2,631
Kimberly-Clark Corp.	15,201	2,145
Archer-Daniels-Midland Co.	53,838	2,049
Kroger Co.	77,532	1,836
Kraft Heinz Co.	59,793	1,526
Estee Lauder Cos. Inc. Class A	6,745	1,335
Conagra Brands Inc.	46,703	1,325
Sysco Corp.	16,815	1,250
JM Smucker Co.	10,932	1,150
Molson Coors Brewing Co. Class B	18,047	927
Campbell Soup Co.	18,522	833
Hershey Co.	5,222	828
Coty Inc. Class A	28,882	276
		105,975
Energy (6.5%)
Chevron Corp.	183,102	21,555
Exxon Mobil Corp.	178,946	12,254
Schlumberger Ltd.	133,127	4,317
EOG Resources Inc.	55,780	4,138
Phillips 66	40,146	3,960
Kinder Morgan Inc.	187,126	3,793
Marathon Petroleum Corp.	63,688	3,134
Valero Energy Corp.	40,103	3,019
Williams Cos. Inc.	116,467	2,749
Pioneer Natural Resources Co.	16,188	1,998
Halliburton Co.	83,988	1,582
ONEOK Inc.	17,059	1,216
Baker Hughes a GE Co. Class A	49,490	1,073
Noble Energy Inc.	45,962	1,038
TechnipFMC plc	40,479	1,006
National Oilwell Varco Inc.	37,113	758
Hess Corp.	11,024	694
Concho Resources Inc.	8,676	635
Helmerich & Payne Inc.	10,643	400
Cabot Oil & Gas Corp.	12,635	216
Cimarex Energy Co.	4,308	184
		69,719
Financials (21.4%)
JPMorgan Chase & Co.	311,815	34,256
Bank of America Corp.	849,964	23,382
* Berkshire Hathaway Inc. Class B	96,860	19,702
Wells Fargo & Co.	388,797	18,106
Citigroup Inc.	222,276	14,303
CME Group Inc.	34,409	7,477
Chubb Ltd.	44,012	6,878
Goldman Sachs Group Inc.	32,704	6,669
PNC Financial Services Group Inc.	43,392	5,595
Morgan Stanley	122,891	5,099
BlackRock Inc.	11,437	4,833
American International Group Inc.	83,600	4,351
MetLife Inc.	91,346	4,047
American Express Co.	32,913	3,962
Capital One Financial Corp.	45,137	3,910
Travelers Cos. Inc.	25,174	3,700
Aflac Inc.	71,654	3,596
Bank of New York Mellon Corp.	84,674	3,561
BB&T Corp.	73,615	3,508
Allstate Corp.	32,017	3,278
Prudential Financial Inc.	39,022	3,125
SunTrust Banks Inc.	42,657	2,624
Willis Towers Watson plc	12,423	2,459
Charles Schwab Corp.	54,818	2,098
Hartford Financial Services Group Inc.	34,745	2,025
Progressive Corp.	26,382	2,000
Synchrony Financial	60,953	1,954
M&T Bank Corp.	13,130	1,920
Fifth Third Bancorp	69,881	1,848
State Street Corp.	35,866	1,840
Marsh & McLennan Cos. Inc.	18,187	1,817
Moody’s Corp.	8,087	1,743
Aon plc	8,555	1,667
KeyCorp	96,893	1,608
Citizens Financial Group Inc.	44,046	1,486
Regions Financial Corp.	97,354	1,423
Huntington Bancshares Inc.	100,542	1,332

9

S&P 500 Value Index Fund

		Shares	Market Value• ($000)
	Principal Financial Group Inc.	24,896	1,325
	T. Rowe Price Group Inc.	11,366	1,257
	Loews Corp.	25,790	1,240
	Lincoln National Corp.	19,444	1,028
	Raymond James Financial Inc.	12,143	953
	Everest Re Group Ltd.	3,914	923
	Discover Financial Services	10,890	871
	Northern Trust Corp.	9,833	865
	Cincinnati Financial Corp.	7,584	853
	Ameriprise Financial Inc.	5,920	764
	Franklin Resources Inc.	28,292	743
	Assurant Inc.	5,914	727
	Zions Bancorp NA	17,508	719
	Invesco Ltd.	38,479	604
	People’s United Financial Inc.	38,161	548
	Arthur J Gallagher & Co.	5,875	533
	Unum Group	20,351	517
	Comerica Inc.	8,008	494
*	Globe Life Inc.	5,362	479
	Jefferies Financial Group Inc.	24,332	454
	E*TRADE Financial Corp.	9,637	402
	Affiliated Managers Group Inc.	4,918	377
	Nasdaq Inc.	3,345	334
			230,192
Health Care (10.7%)
	UnitedHealth Group Inc.	91,348	21,375
	Johnson & Johnson	104,635	13,431
	Gilead Sciences Inc.	122,221	7,766
	CVS Health Corp.	124,869	7,607
	Anthem Inc.	24,722	6,465
	Allergan plc	29,618	4,731
	AbbVie Inc.	68,205	4,484
	Amgen Inc.	19,933	4,158
	Danaher Corp.	26,647	3,786
	Bristol-Myers Squibb Co.	77,039	3,703
*	Celgene Corp.	35,930	3,478
	Stryker Corp.	12,206	2,693
	Zoetis Inc.	20,706	2,618
	McKesson Corp.	18,259	2,525
	Becton Dickinson and Co.	9,593	2,436
	Cigna Corp.	15,684	2,415
	Baxter International Inc.	25,995	2,286
*	Biogen Inc.	8,573	1,884
*	Centene Corp.	39,731	1,852
*	Laboratory Corp. of America Holdings	9,468	1,586
	Quest Diagnostics Inc.	12,915	1,322
	Cardinal Health Inc.	28,647	1,236
	AmerisourceBergen Corp. Class A	14,949	1,230
	Dentsply Sirona Inc.	22,489	1,173
	Agilent Technologies Inc.	14,273	1,015
*	Mylan NV	49,542	965
*	Regeneron Pharmaceuticals Inc.	3,099	899
	Cooper Cos. Inc.	2,711	840
*	Incyte Corp.	8,896	728
*	IQVIA Holdings Inc.	4,095	635
*	Align Technology Inc.	3,429	628
*	Hologic Inc.	11,593	572
*	Waters Corp.	2,671	566
*	Mettler-Toledo International Inc.	858	564
	Perrigo Co. plc	12,024	562
	Universal Health Services Inc. Class B	3,425	495
*	Henry Schein Inc.	7,883	486
	PerkinElmer Inc.	5,127	424
*	Nektar Therapeutics Class A	16,751	294
			115,913
Industrials (10.1%)
	General Electric Co.	838,243	6,916
	Caterpillar Inc.	54,968	6,541
	Northrop Grumman Corp.	16,321	6,004
	Honeywell International Inc.	34,977	5,758
	United Technologies Corp.	40,543	5,280
	General Dynamics Corp.	26,101	4,992
	Deere & Co.	30,469	4,720
	3M Co.	27,149	4,391
	United Parcel Service Inc. Class B	33,524	3,978
	Lockheed Martin Corp.	9,452	3,631
	Emerson Electric Co.	59,076	3,520
	Delta Air Lines Inc.	57,262	3,313
	Johnson Controls International plc	76,493	3,265
	Raytheon Co.	15,261	2,828
	Illinois Tool Works Inc.	17,284	2,590
	Southwest Airlines Co.	46,980	2,458
	PACCAR Inc.	33,298	2,183
	L3Harris Technologies Inc.	10,215	2,160
	Cummins Inc.	13,926	2,079
	Parker-Hannifin Corp.	12,329	2,044
	FedEx Corp.	12,673	2,010
	Fortive Corp.	28,342	2,009
	Stanley Black & Decker Inc.	14,564	1,935
*	United Airlines Holdings Inc.	21,246	1,791
	Eaton Corp. plc	21,147	1,707

10

S&P 500 Value Index Fund

		Shares	Market Value• ($000)
	Norfolk Southern Corp.	7,925	1,379
	Dover Corp.	13,967	1,309
	CH Robinson Worldwide Inc.	13,124	1,109
	Republic Services Inc. Class A	11,806	1,054
	Textron Inc.	22,369	1,007
	American Airlines Group Inc.	38,050	1,001
	Arconic Inc.	38,377	992
	Jacobs Engineering Group Inc.	11,029	980
	Rockwell Automation Inc.	5,688	869
	Huntington Ingalls Industries Inc.	3,993	835
	Snap-on Inc.	5,323	791
	Verisk Analytics Inc. Class A	4,881	788
	Nielsen Holdings plc	34,161	709
	Alaska Air Group Inc.	11,868	709
	Fortune Brands Home & Security Inc.	13,442	686
	Kansas City Southern	5,414	681
	Equifax Inc.	4,530	663
	Wabtec Corp.	9,448	654
	AO Smith Corp.	13,553	630
	Masco Corp.	14,952	609
	Pentair plc	15,302	550
*	Copart Inc.	6,206	468
	Quanta Services Inc.	13,625	462
	Allegion plc	4,424	426
*	United Rentals Inc.	3,559	401
	Robert Half International Inc.	6,146	329
	JB Hunt Transport Services Inc.	2,753	297
	Flowserve Corp.	5,926	253
			108,744
Information Technology (16.3%)
	Apple Inc.	420,146	87,701
	International Business Machines Corp.	85,224	11,550
	Intel Corp.	142,011	6,733
	Accenture plc Class A	33,109	6,561
	Oracle Corp.	116,624	6,071
*	Micron Technology Inc.	106,375	4,816
	NVIDIA Corp.	27,513	4,609
	QUALCOMM Inc.	56,089	4,362
	Applied Materials Inc.	89,980	4,321
	Texas Instruments Inc.	30,663	3,795
	Cognizant Technology Solutions Corp. Class A	54,718	3,359
	Lam Research Corp.	14,411	3,034
	TE Connectivity Ltd.	32,380	2,954
	HP Inc.	144,786	2,648
	Corning Inc.	75,425	2,101
	Analog Devices Inc.	16,350	1,796
	Hewlett Packard Enterprise Co.	128,716	1,779
	Western Digital Corp.	28,162	1,613
	Amphenol Corp. Class A	17,803	1,558
	Symantec Corp.	59,421	1,382
	KLA Corp.	6,991	1,034
*	FleetCor Technologies Inc.	3,314	989
	Microchip Technology Inc.	11,206	967
	Paychex Inc.	11,683	954
*	Synopsys Inc.	6,197	879
	DXC Technology Co.	25,784	857
*	Qorvo Inc.	11,452	818
	Juniper Networks Inc.	33,090	766
*	Cadence Design Systems Inc.	11,077	759
	Total System Services Inc.	5,008	672
	FLIR Systems Inc.	13,013	641
	Maxim Integrated Products Inc.	10,473	571
	Jack Henry & Associates Inc.	3,857	559
	Xerox Holdings Corp.	18,782	544
	Western Union Co.	23,997	531
	Skyworks Solutions Inc.	6,476	487
	Seagate Technology plc	8,716	438
*	IPG Photonics Corp.	3,430	424
			175,633
Materials (3.3%)
	DuPont de Nemours Inc.	71,973	4,889
	Linde plc	17,218	3,253
	Newmont Goldcorp Corp.	78,785	3,143
	Dow Inc.	71,976	3,068
	Corteva Inc.	71,978	2,110
	LyondellBasell Industries NV Class A	26,416	2,044
	Sherwin-Williams Co.	2,968	1,563
	International Paper Co.	38,188	1,493
	Nucor Corp.	29,292	1,435
	PPG Industries Inc.	12,256	1,358
	International Flavors & Fragrances Inc.	9,742	1,069
	Vulcan Materials Co.	6,603	933
	Packaging Corp. of America	9,080	913
	Ball Corp.	10,622	854
	Westrock Co.	24,701	844
	Amcor plc	79,569	781
	Freeport-McMoRan Inc.	76,682	705
	Martin Marietta Materials Inc.	2,582	655
	Celanese Corp. Class A	5,720	649

11

S&P 500 Value Index Fund

Shares	Market Value• ($000)
Albemarle Corp.	10,183	629
FMC Corp.	7,087	612
Sealed Air Corp.	14,964	596
CF Industries Holdings Inc.	12,111	584
Avery Dennison Corp.	4,462	516
Eastman Chemical Co.	6,117	400
Mosaic Co.	18,076	332
35,428
Real Estate (3.0%)
Prologis Inc.	60,633	5,070
Crown Castle International Corp.	23,578	3,423
Ventas Inc.	35,504	2,606
Weyerhaeuser Co.	71,580	1,883
Equinix Inc.	3,233	1,798
Alexandria Real Estate Equities Inc.	10,854	1,626
*	CBRE Group Inc. Class A	30,062	1,571
Simon Property Group Inc.	9,798	1,459
SBA Communications Corp. Class A	4,573	1,200
Digital Realty Trust Inc.	8,808	1,089
Equity Residential	11,392	966
AvalonBay Communities Inc.	4,286	911
Boston Properties Inc.	6,979	896
Iron Mountain Inc.	27,563	878
Kimco Realty Corp.	40,532	745
SL Green Realty Corp.	8,118	651
Mid-America Apartment Communities Inc.	4,819	611
Host Hotels & Resorts Inc.	37,722	605
Realty Income Corp.	8,166	603
UDR Inc.	12,177	587
Regency Centers Corp.	8,825	569
Essex Property Trust Inc.	1,642	528
Extra Space Storage Inc.	4,165	508
Vornado Realty Trust	8,187	495
Federal Realty Investment Trust	3,738	483
Duke Realty Corp.	11,401	379
Macerich Co.	10,303	294
32,434
Utilities (5.2%)
Duke Energy Corp.	69,980	6,490
Southern Co.	100,048	5,829
Exelon Corp.	93,325	4,410
American Electric Power Co. Inc.	47,431	4,323
Sempra Energy	26,374	3,735
Dominion Energy Inc.	40,871	3,173
Public Service Enterprise Group Inc.	48,577	2,937
Consolidated Edison Inc.	31,436	2,795
Edison International	34,008	2,458
DTE Energy Co.	17,608	2,283
FirstEnergy Corp.	48,523	2,232
Entergy Corp.	18,254	2,060
PPL Corp.	69,363	2,050
Xcel Energy Inc.	27,209	1,747
Evergy Inc.	23,460	1,525
WEC Energy Group Inc.	15,765	1,510
CenterPoint Energy Inc.	48,257	1,336
Eversource Energy	13,890	1,113
NiSource Inc.	35,851	1,059
AES Corp.	63,781	978
American Water Works Co. Inc.	6,422	818
CMS Energy Corp.	11,992	756
Atmos Energy Corp.	4,655	513
Alliant Energy Corp.	9,757	512
56,642
Total Common Stocks (Cost $991,573)	1,075,849
Temporary Cash Investment (0.0%)[1]
Money Market Fund (0.0%)
2	Vanguard Market Liquidity Fund, 2.249% (Cost $2)	16	2
Total Investments (99.8%) (Cost $991,575)	1,075,851

Amount
($000)
Other Assets and Liabilities (0.2%)
Other Assets
Investment in Vanguard	53
Receivables for Accrued Income	2,574
Receivables for Capital Shares Issued	6,500
Other Assets[3]	88
Total Other Assets	9,215
Liabilities
Payables for Investment Securities Purchased	(6,872)
Payables to Vanguard	(85)
Variation Margin Payable—Futures Contracts	(1)
Other Liabilities	(245)
Total Liabilities	(7,203)
Net Assets (100%)	1,077,863

12

S&P 500 Value Index Fund

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,048,347
Total Distributable Earnings (Loss)	29,516
Net Assets	1,077,863

ETF Shares—Net Assets
Applicable to 8,825,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	983,645
Net Asset Value Per Share— ETF Shares	$111.46
Institutional Shares—Net Assets
Applicable to 385,515 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	94,218
Net Asset Value Per Share— Institutional Shares	$244.40

• See Note A in Notes to Financial Statements.

*     Non-income-producing security.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Cash of $88,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2019	14		2,047	4

See accompanying Notes, which are an integral part of the Financial Statements.

13

S&P 500 Value Index Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Dividends	26,205
Interest[1]	33
Securities Lending—Net	9
Total Income	26,247
Expenses
The Vanguard Group—Note B
Investment Advisory Services	151
Management and Administrative—ETF Shares	639
Management and Administrative—Institutional Shares	82
Marketing and Distribution—ETF Shares	49
Marketing and Distribution—Institutional Shares	2
Custodian Fees	26
Auditing Fees	32
Shareholders’ Reports—ETF Shares	20
Shareholders’ Reports—Institutional Shares	—
Total Expenses	1,001
Expenses Paid Indirectly	(14)
Net Expenses	987
Net Investment Income	25,260
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	15,755
Futures Contracts	(132)
Realized Net Gain (Loss)	15,623
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(18,070)
Futures Contracts	(73)
Change in Unrealized Appreciation (Depreciation)	(18,143)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,740

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $26,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $60,144,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

14

S&P 500 Value Index Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,260	20,545
Realized Net Gain (Loss)	15,623	45,518
Change in Unrealized Appreciation (Depreciation)	(18,143)	38,047
Net Increase (Decrease) in Net Assets Resulting from Operations	22,740	104,110
Distributions
Net Investment Income
ETF Shares	(22,989)	(19,005)
Institutional Shares	(2,133)	(803)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(25,122)	(19,808)
Capital Share Transactions
ETF Shares	112,784	24,724
Institutional Shares	5,791	81,379
Net Increase (Decrease) from Capital Share Transactions	118,575	106,103
Total Increase (Decrease)	116,193	190,405
Net Assets
Beginning of Period	961,670	771,265
End of Period	1,077,863	961,670

See accompanying Notes, which are an integral part of the Financial Statements.

15

S&P 500 Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$111.93	$101.33	$92.41	$83.75	$88.54
Investment Operations
Net Investment Income	2.694 [1]	2.558 [1]	2.422 [1]	2.125	1.932
Net Realized and Unrealized Gain (Loss) on Investments	(.511)	10.535	8.726	8.605	(4.838)
Total from Investment Operations	2.183	13.093	11.148	10.730	(2.906)
Distributions
Dividends from Net Investment Income	(2.653)	(2.493)	(2.228)	(2.070)	(1.884)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.653)	(2.493)	(2.228)	(2.070)	(1.884)
Net Asset Value, End of Period	$111.46	$111.93	$101.33	$92.41	$83.75

Total Return	2.05%	13.08%	12.19%	13.03%	-3.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$984	$873	$768	$487	$274
Ratio of Total Expenses to Average Net Assets	0.10%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.48%	2.38%	2.46%	2.64%	2.37%
Portfolio Turnover Rate[2]	28%	20%	16%	22%	23%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

S&P 500 Value Index Fund

Financial Highlights

Institutional Shares

					March 3,
					2015[1] to
For a Share Outstanding	Year Ended August 31,				Aug. 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$245.49	$222.23	$202.64	$183.75	$199.34
Investment Operations
Net Investment Income	5.950 [2]	6.077 [2]	5.202 [2]	4.765	2.352
Net Realized and Unrealized Gain (Loss) on Investments	(1.115)	22.813	19.393	18.875	(15.830)
Total from Investment Operations	4.835	28.890	24.595	23.640	(13.478)
Distributions
Dividends from Net Investment Income	(5.925)	(5.630)	(5.005)	(4.750)	(2.112)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.925)	(5.630)	(5.005)	(4.750)	(2.112)
Net Asset Value, End of Period	$244.40	$245.49	$222.23	$202.64	$183.75

Total Return	2.07%	13.18%	12.27%	13.09%	-6.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$94	$89	$4	$7	$11
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.50%	2.45%	2.53%	2.71%	2.44%[3]
Portfolio Turnover Rate[4]	28%	20%	16%	22%	23%

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

S&P 500 Value Index Fund

Notes to Financial Statements

Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended August 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

18

S&P 500 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

19

S&P 500 Value Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.    In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $53,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.    The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $14,000 (an annual rate of 0.00% of average net assets).

D.    Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2019, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

20

S&P 500 Value Index Fund

E.    Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	60,146
Total Distributable Earnings (Loss)	(60,146)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	5,000
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(59,693)
Net Unrealized Gains (Losses)	84,276

As of August 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	991,575
Gross Unrealized Appreciation	149,869
Gross Unrealized Depreciation	(65,593)
Net Unrealized Appreciation (Depreciation)	84,276

F.    During the year ended August 31, 2019, the fund purchased $714,202,000 of investment securities and sold $593,942,000 of investment securities, other than temporary cash investments. Purchases and sales include $402,305,000 and $314,195,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2019, such purchases and sales were $193,989,000 and $169,405,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

21

S&P 500 Value Index Fund

G.   Capital share transactions for each class of shares were:

	Year Ended August 31,
		2019	2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	429,712	4,150	243,004	2,225
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(316,928)	(3,125)	(218,280)	(2,000)
Net Increase (Decrease)—ETF Shares	112,784	1,025	24,724	225
Institutional Shares
Issued	10,110	43	82,685	349
Issued in Lieu of Cash Distributions	1,835	8	732	3
Redeemed	(6,154)	(26)	(2,038)	(8)
Net Increase (Decrease)—Institutional Shares	5,791	25	81,379	344

H.    Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

22

S&P 500 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 7, 2010, Through August 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/7/2010)	Investment
S&P 500 Growth Index Fund ETF Shares Net Asset Value	3.60%	12.35%	15.58%	$36,716
S&P 500 Growth Index Fund ETF Shares Market Price	3.56	12.34	15.58	36,704
S&P 500 Growth Index	3.70	12.51	15.76	37,214
Dow Jones U.S. Total Stock Market Float Adjusted Index	1.23	9.55	13.72	31,730

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

	Since	Final Value
	Inception	of a $5,000,000
	(4/5/2019)[1]	Investment
S&P 500 Growth Index Fund Institutional Shares	3.22%	$5,161,128
S&P 500 Growth Index	3.27	5,163,295
Dow Jones U.S. Total Stock Market Float Adjusted Index	1.30	5,065,075

1 Institutional Shares commenced operations on October 17, 2018, and on December 13, 2018, all outstanding shares were redeemed; the return for this period was -5.47%. On April 5, 2019, the class recommenced operations. The total returns shown for both the fund and its comparative standards are based on the period beginning April 5, 2019.

See Financial Highlights for dividend and capital gains information.

23

S&P 500 Growth Index Fund

Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2019

			Since
	One	Five	Inception
	Year	Years	(9/7/2010)
S&P 500 Growth Index Fund ETF Shares Market Price	3.56%	78.96%	267.04%
S&P 500 Growth Index Fund ETF Shares Net Asset Value	3.60	79.02	267.16
S&P 500 Growth Index	3.70	80.29	272.14

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

24

S&P 500 Growth Index Fund

Sector Diversification

As of August 31, 2019

Communication Services	14.2%
Consumer Discretionary	12.5
Consumer Staples	5.7
Energy	2.7
Financials	5.4
Health Care	16.5
Industrials	8.5
Information Technology	26.9
Materials	2.2
Real Estate	3.5
Utilities	1.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

25

S&P 500 Growth Index Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Communication Services (14.2%)
*	Facebook Inc. Class A	503,157	93,421
*	Alphabet Inc. Class C	64,183	76,256
*	Alphabet Inc. Class A	62,710	74,658
	Verizon Communications Inc.	866,127	50,374
	Walt Disney Co.	204,742	28,103
*	Netflix Inc.	91,567	26,898
	Comcast Corp. Class A	436,344	19,313
*	Twitter Inc.	152,925	6,522
*	Charter Communications Inc. Class A	15,492	6,345
*	Take-Two Interactive Software Inc.	23,568	3,110
*	Electronic Arts Inc.	29,823	2,794
*	T-Mobile US Inc.	16,563	1,293
	Fox Corp. Class A	34,136	1,132
*	TripAdvisor Inc.	14,438	549
	Fox Corp. Class B	15,646	513
			391,281
Consumer Discretionary (12.5%)
*	Amazon.com Inc.	86,611	153,846
	McDonald’s Corp.	159,909	34,855
	Home Depot Inc.	105,996	24,157
	TJX Cos. Inc.	253,958	13,960
	Starbucks Corp.	129,367	12,492
	NIKE Inc. Class B	134,222	11,342
*	Booking Holdings Inc.	4,352	8,558
	Lowe’s Cos. Inc.	75,423	8,462
	Dollar General Corp.	54,102	8,445
	Yum! Brands Inc.	64,080	7,483
*	O’Reilly Automotive Inc.	16,392	6,291
*	AutoZone Inc.	5,137	5,659
	Hilton Worldwide Holdings Inc.	60,959	5,631
	VF Corp.	68,198	5,589
	Ross Stores Inc.	43,861	4,650
*	Chipotle Mexican Grill Inc. Class A	5,108	4,283
	Marriott International Inc. Class A	23,155	2,919
*	Ulta Beauty Inc.	11,630	2,765
	Aptiv plc	32,955	2,741
	eBay Inc.	65,232	2,628
	Tractor Supply Co.	25,283	2,576
	Expedia Group Inc.	17,947	2,335
	Darden Restaurants Inc.	18,000	2,178
	Hasbro Inc.	13,805	1,525
	Advance Auto Parts Inc.	9,772	1,348
*	CarMax Inc.	15,655	1,304
	Garmin Ltd.	15,738	1,284
	Tiffany & Co.	10,209	866
	Tapestry Inc.	40,810	843
	Newell Brands Inc.	42,208	701
	H&R Block Inc.	26,527	642
*	Under Armour Inc. Class A	25,966	483
	Hanesbrands Inc.	33,116	452
*	Under Armour Inc. Class C	26,209	443
	Macy’s Inc.	27,010	399
	Nordstrom Inc.	10,729	311
	Foot Locker Inc.	34	1
			344,447
Consumer Staples (5.6%)
	Procter & Gamble Co.	294,177	35,369
	PepsiCo Inc.	179,085	24,486
	Coca-Cola Co.	418,138	23,014
	Philip Morris International Inc.	166,173	11,980
	Colgate-Palmolive Co.	102,486	7,599
	Constellation Brands Inc. Class A	35,019	7,156
	Estee Lauder Cos. Inc. Class A	31,227	6,183
	Kimberly-Clark Corp.	38,881	5,487
*	Monster Beverage Corp.	81,969	4,809
	Sysco Corp.	62,383	4,637
	Clorox Co.	26,674	4,219
	McCormick & Co. Inc.	25,647	4,177
	Church & Dwight Co. Inc.	51,566	4,114
	Kellogg Co.	52,060	3,269
	Hershey Co.	17,796	2,820

26

S&P 500 Growth Index Fund

			Market
			Value•
		Shares	($000)
	Hormel Foods Corp.	57,066	2,432
	Lamb Weston Holdings Inc.	30,587	2,153
	Brown-Forman Corp. Class B	34,790	2,052
			155,956
Energy (2.7%)
	Exxon Mobil Corp.	496,245	33,983
	ConocoPhillips	236,716	12,352
	Occidental Petroleum Corp.	187,524	8,154
	ONEOK Inc.	49,288	3,513
	Diamondback Energy Inc.	32,426	3,180
	Marathon Oil Corp.	171,069	2,025
	Devon Energy Corp.	86,862	1,910
	Hess Corp.	29,333	1,847
	Apache Corp.	78,764	1,699
	Concho Resources Inc.	23,112	1,691
	HollyFrontier Corp.	32,912	1,460
	Cabot Oil & Gas Corp.	61,229	1,048
	Cimarex Energy Co.	11,828	506
			73,368
Financials (5.4%)
*	Berkshire Hathaway Inc. Class B	194,797	39,624
	US Bancorp	313,432	16,515
	S&P Global Inc.	51,537	13,409
	Intercontinental Exchange Inc.	118,091	11,039
	American Express Co.	71,702	8,631
	Marsh & McLennan Cos. Inc.	67,473	6,740
	Aon plc	31,738	6,184
	Charles Schwab Corp.	129,399	4,952
	Progressive Corp.	64,826	4,914
	MSCI Inc. Class A	17,736	4,161
	Moody’s Corp.	16,928	3,649
	Discover Financial Services	44,068	3,524
	MarketAxess Holdings Inc.	7,895	3,139
	First Republic Bank	34,513	3,097
	Cboe Global Markets Inc.	23,399	2,788
	T. Rowe Price Group Inc.	24,774	2,740
	Arthur J Gallagher & Co.	25,952	2,354
*	SVB Financial Group	10,944	2,130
	Northern Trust Corp.	24,130	2,122
	Ameriprise Financial Inc.	15,147	1,954
	Cincinnati Financial Corp.	15,223	1,712
	Nasdaq Inc.	16,975	1,695
	E*TRADE Financial Corp.	30,226	1,262
	Comerica Inc.	14,878	917
*	Globe Life Inc.	9,554	853
			150,105
Health Care (16.5%)
	Merck & Co. Inc.	539,199	46,624
	Johnson & Johnson	328,063	42,110
	Pfizer Inc.	1,162,696	41,334
	Abbott Laboratories	369,469	31,523
	Medtronic plc	280,777	30,293
	Thermo Fisher Scientific Inc.	83,762	24,045
	Eli Lilly & Co.	180,953	20,442
	Amgen Inc.	84,307	17,588
*	Boston Scientific Corp.	291,242	12,445
*	Intuitive Surgical Inc.	24,179	12,364
	AbbVie Inc.	160,994	10,584
	Danaher Corp.	73,889	10,499
*	Edwards Lifesciences Corp.	43,666	9,687
*	Vertex Pharmaceuticals Inc.	53,640	9,656
	Becton Dickinson and Co.	35,589	9,037
*	Illumina Inc.	30,785	8,661
	Stryker Corp.	38,265	8,443
	Bristol-Myers Squibb Co.	174,707	8,398
	Humana Inc.	28,276	8,008
	Cigna Corp.	45,289	6,973
	Zoetis Inc.	55,134	6,970
*	Celgene Corp.	69,419	6,720
	HCA Healthcare Inc.	55,904	6,720
	Zimmer Biomet Holdings Inc.	42,891	5,970
*	IDEXX Laboratories Inc.	18,012	5,219
*	Biogen Inc.	21,928	4,819
*	Alexion Pharmaceuticals Inc.	46,963	4,732
	Cerner Corp.	68,146	4,696
	ResMed Inc.	30,031	4,183
	Baxter International Inc.	42,726	3,758
*	IQVIA Holdings Inc.	24,118	3,742
	Teleflex Inc.	9,666	3,518
*	WellCare Health Plans Inc.	10,579	2,864
*	Regeneron Pharmaceuticals Inc.	9,719	2,819
	Agilent Technologies Inc.	35,109	2,497
*	Mettler-Toledo International Inc.	3,329	2,186
*	Varian Medical Systems Inc.	19,020	2,015
*	Waters Corp.	8,726	1,849
*	ABIOMED Inc.	9,440	1,823
*	Hologic Inc.	30,834	1,522
*	Incyte Corp.	17,869	1,462
	Universal Health Services Inc. Class B	9,887	1,429

27

S&P 500 Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Align Technology Inc.	7,779	1,424
	Cooper Cos. Inc.	4,457	1,380
*,^	DaVita Inc.	21,960	1,238
	PerkinElmer Inc.	12,093	1,000
*	Henry Schein Inc.	14,080	868
			456,137
Industrials (8.5%)
	Boeing Co.	109,582	39,898
	Union Pacific Corp.	148,237	24,009
	Honeywell International Inc.	76,202	12,544
	Lockheed Martin Corp.	30,886	11,864
	CSX Corp.	160,981	10,789
	United Technologies Corp.	81,536	10,619
	3M Co.	61,567	9,957
	Waste Management Inc.	81,824	9,766
	United Parcel Service Inc. Class B	73,036	8,666
	Roper Technologies Inc.	21,747	7,976
	Norfolk Southern Corp.	38,431	6,689
	Ingersoll-Rand plc	50,501	6,115
	TransDigm Group Inc.	10,246	5,516
	L3Harris Technologies Inc.	24,111	5,097
*	IHS Markit Ltd.	76,179	4,998
	Cintas Corp.	17,740	4,680
	Raytheon Co.	25,083	4,648
	AMETEK Inc.	47,711	4,100
	Verisk Analytics Inc. Class A	23,647	3,820
	Illinois Tool Works Inc.	25,103	3,762
	Fastenal Co.	119,834	3,669
	FedEx Corp.	22,588	3,583
	Eaton Corp. plc	42,530	3,433
	Xylem Inc.	37,687	2,887
	IDEX Corp.	15,860	2,612
	WW Grainger Inc.	9,411	2,575
	Expeditors International of Washington Inc.	36,048	2,563
	Equifax Inc.	15,456	2,262
*	Copart Inc.	28,667	2,161
	Rockwell Automation Inc.	12,393	1,894
	Republic Services Inc. Class A	19,403	1,732
	JB Hunt Transport Services Inc.	12,203	1,318
	Wabtec Corp.	17,554	1,215
	Masco Corp.	28,903	1,177
	Kansas City Southern	9,272	1,166
	Rollins Inc.	30,907	1,014
*	United Rentals Inc.	8,739	984
	Allegion plc	10,049	967
	Flowserve Corp.	14,634	625
	Robert Half International Inc.	11,355	607
			233,957
Information Technology (26.9%)
	Microsoft Corp.	1,604,793	221,237
	Visa Inc. Class A	364,188	65,853
	Mastercard Inc. Class A	188,228	52,962
	Cisco Systems Inc.	896,497	41,965
	Intel Corp.	628,185	29,782
*	Adobe Inc.	102,188	29,074
*	salesforce.com Inc.	178,883	27,918
*	PayPal Holdings Inc.	246,062	26,833
	Broadcom Inc.	82,900	23,431
	Fidelity National Information Services Inc.	128,349	17,484
	Texas Instruments Inc.	129,674	16,047
	Intuit Inc.	54,291	15,655
	Automatic Data Processing Inc.	91,147	15,480
	Oracle Corp.	254,078	13,227
*	Fiserv Inc.	119,340	12,762
	Accenture plc Class A	61,445	12,177
	NVIDIA Corp.	67,596	11,323
	QUALCOMM Inc.	132,390	10,296
*	Autodesk Inc.	45,993	6,569
	Motorola Solutions Inc.	34,509	6,243
*	Advanced Micro Devices Inc.	185,743	5,842
	Xilinx Inc.	53,176	5,534
	Global Payments Inc.	32,815	5,447
	Analog Devices Inc.	41,811	4,592
*	VeriSign Inc.	21,964	4,477
*	Keysight Technologies Inc.	39,408	3,817
*	ANSYS Inc.	17,575	3,630
	Paychex Inc.	41,528	3,393
*	FleetCor Technologies Inc.	10,830	3,232
	Broadridge Financial Solutions Inc.	24,321	3,148
	Total System Services Inc.	23,185	3,112
*	Akamai Technologies Inc.	34,366	3,063
	KLA Corp.	18,623	2,754
	Leidos Holdings Inc.	30,202	2,638
*	Synopsys Inc.	17,907	2,539
*	Gartner Inc.	18,881	2,524
*	Arista Networks Inc.	11,080	2,511
	NetApp Inc.	51,773	2,488
	Citrix Systems Inc.	26,217	2,438
*	Fortinet Inc.	30,423	2,409
*	Cadence Design Systems Inc.	34,755	2,380
	Microchip Technology Inc.	25,451	2,197
	Amphenol Corp. Class A	23,740	2,078
	Maxim Integrated Products Inc.	34,224	1,867

28

S&P 500 Growth Index Fund

			Market
			Value•
		Shares	($000)
	Seagate Technology plc	33,717	1,693
	Skyworks Solutions Inc.	22,059	1,660
*	F5 Networks Inc.	12,500	1,609
	Jack Henry & Associates Inc.	7,763	1,125
*,^	Alliance Data Systems Corp.	8,305	1,021
	Western Union Co.	37,977	840
			742,376
Materials (2.2%)
	Linde plc	76,158	14,387
	Ecolab Inc.	53,120	10,959
	Air Products & Chemicals Inc.	46,100	10,415
	Sherwin-Williams Co.	10,548	5,556
	Ball Corp.	46,969	3,777
	PPG Industries Inc.	22,769	2,522
	Martin Marietta Materials Inc.	7,452	1,891
	Vulcan Materials Co.	13,279	1,876
	Amcor plc	166,500	1,635
	Celanese Corp. Class A	14,036	1,591
	Freeport-McMoRan Inc.	136,680	1,256
	FMC Corp.	12,143	1,048
	Eastman Chemical Co.	15,615	1,021
	CF Industries Holdings Inc.	19,936	961
	Avery Dennison Corp.	7,970	921
	Mosaic Co.	35,108	646
			60,462
Real Estate (3.5%)
	American Tower Corp.	92,572	21,309
	Public Storage	31,433	8,322
	Welltower Inc.	84,811	7,596
	Simon Property Group Inc.	43,357	6,458
	Equinix Inc.	10,564	5,877
	Crown Castle International Corp.	35,699	5,182
	Equity Residential	52,768	4,473
	AvalonBay Communities Inc.	19,855	4,220
	SBA Communications Corp. Class A	13,757	3,610
	Realty Income Corp.	48,137	3,553
	HCP Inc.	100,114	3,475
	Essex Property Trust Inc.	10,186	3,272
	Digital Realty Trust Inc.	24,429	3,020
	Boston Properties Inc.	17,126	2,199
	Extra Space Storage Inc.	17,589	2,144
	Mid-America Apartment Communities Inc.	13,373	1,694
	Duke Realty Corp.	50,444	1,678
	Apartment Investment & Management Co.	31,180	1,590
	UDR Inc.	32,411	1,562
	Host Hotels & Resorts Inc.	72,931	1,170
	Vornado Realty Trust	18,581	1,124
	Regency Centers Corp.	15,763	1,017
	Federal Realty Investment Trust	7,538	974
			95,519
Utilities (1.9%)
	NextEra Energy Inc.	100,301	21,974
	Dominion Energy Inc.	78,981	6,131
	Ameren Corp.	51,437	3,968
	Xcel Energy Inc.	48,499	3,115
	WEC Energy Group Inc.	31,712	3,037
	American Water Works Co. Inc.	23,825	3,033
	Eversource Energy	36,985	2,964
	Pinnacle West Capital Corp.	23,511	2,241
	CMS Energy Corp.	33,283	2,099
	NRG Energy Inc.	52,916	1,926
	Atmos Energy Corp.	14,433	1,591
	Alliant Energy Corp.	28,258	1,482
			53,561
Total Common Stocks (Cost $2,043,218)			2,757,169
Temporary Cash Investments (0.0%)[1]
Money Market Fund (0.0%)
2,3	Vanguard Market Liquidity Fund, 2.249%	6,625	663

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 1.997%, 12/26/19	500	497
Total Temporary Cash Investments (Cost $1,159)			1,160
Total Investments (99.9%) (Cost $2,044,377)			2,758,329

29

S&P 500 Growth Index Fund

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	132
Receivables for Investment Securities Sold	254
Receivables for Accrued Income	4,333
Receivables for Capital Shares Issued	6,450
Other Assets	5
Total Other Assets	11,174
Liabilities
Payables for Investment Securities Purchased	(7,502)
Collateral for Securities on Loan	(437)
Payables to Vanguard	(170)
Variation Margin Payable—Futures Contracts	(7)
Total Liabilities	(8,116)
Net Assets (100%)	2,761,387

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	2,143,712
Total Distributable Earnings (Loss)	617,675
Net Assets	2,761,387

ETF Shares—Net Assets
Applicable to 17,025,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,754,813
Net Asset Value Per Share—ETF Shares	$161.81

Institutional Shares—Net Assets
Applicable to 17,862 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,574
Net Asset Value Per Share—Institutional Shares	$368.04

•   See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $427,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $437,000 of collateral received for securities on loan.

4   Securities with a value of $497,000 have been segregated as initial margin for open futures contracts.

30

S&P 500 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2019	14	2,153	11
E-mini S&P 500 Index	September 2019	14	2,047	15
				26

See accompanying Notes, which are an integral part of the Financial Statements.

31

S&P 500 Growth Index Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Dividends	36,478
Interest[1]	233
Securities Lending—Net	62
Total Income	36,773
Expenses
The Vanguard Group—Note B
Investment Advisory Services	362
Management and Administrative—ETF Shares	1,854
Management and Administrative—Institutional Shares	—
Marketing and Distribution—ETF Shares	108
Marketing and Distribution—Institutional Shares	—
Custodian Fees	16
Auditing Fees	34
Shareholders’ Reports—ETF Shares	58
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	2,433
Expenses Paid Indirectly	(18)
Net Expenses	2,415
Net Investment Income	34,358
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	61,350
Futures Contracts	(683)
Swap Contracts	(3,008)
Realized Net Gain (Loss)	57,659
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,137)
Futures Contracts	(290)
Swap Contracts	149
Change in Unrealized Appreciation (Depreciation)	(4,278)
Net Increase (Decrease) in Net Assets Resulting from Operations	87,739

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $221,000, ($1,000), and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $129,870,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

32

S&P 500 Growth Index Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,358	25,526
Realized Net Gain (Loss)	57,659	56,177
Change in Unrealized Appreciation (Depreciation)	(4,278)	367,332
Net Increase (Decrease) in Net Assets Resulting from Operations	87,739	449,035
Distributions
Net Investment Income
ETF Shares	(32,295)	(24,577)
Institutional Shares	(15)	—
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(32,310)	(24,577)
Capital Share Transactions
ETF Shares	372,536	237,714
Institutional Shares	6,862	—
Net Increase (Decrease) from Capital Share Transactions	379,398	237,714
Total Increase (Decrease)	434,827	662,172
Net Assets
Beginning of Period	2,326,560	1,664,388
End of Period	2,761,387	2,326,560

See accompanying Notes, which are an integral part of the Financial Statements.

33

S&P 500 Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$158.27	$127.78	$109.12	$99.21	$96.99
Investment Operations
Net Investment Income	2.156[1]	1.833[1]	1.841[1]	1.565	1.523
Net Realized and Unrealized Gain (Loss) on Investments	3.437	30.442	18.527	9.857	2.193
Total from Investment Operations	5.593	32.275	20.368	11.422	3.716
Distributions
Dividends from Net Investment Income	(2.053)	(1.785)	(1.708)	(1.512)	(1.496)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.053)	(1.785)	(1.708)	(1.512)	(1.496)
Net Asset Value, End of Period	$161.81	$158.27	$127.78	$109.12	$99.21

Total Return	3.60%	25.48%	18.85%	11.62%	3.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,755	$2,327	$1,664	$1,031	$570
Ratio of Total Expenses to Average Net Assets	0.10%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.29%	1.57%	1.59%	1.62%
Portfolio Turnover Rate[2]	23%	18%	19%	20%	21%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

34

S&P 500 Growth Index Fund

Financial Highlights

Institutional Shares

	April 5,	Oct. 17,
	2019[1] to	2018[1] to
	August 31,	Dec. 13,
For a Share Outstanding Throughout Each Period	2019	2018
Net Asset Value, Beginning of Period	$356.55	$343.28
Investment Operations
Net Investment Income[2]	3.777	.856
Net Realized and Unrealized Gain (Loss) on Investments	7.713	(19.628)
Total from Investment Operations	11.490	(18.772)
Distributions
Dividends from Net Investment Income	—	(.938)
Distributions from Realized Capital Gains	—	—
Total Distributions	—	(.938)
Net Asset Value, End of Period	$368.04	$323.57

Total Return	3.22%	-5.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7	—
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.52%[3]	1.64%[3]
Portfolio Turnover Rate[4]	23%[5]	23%[5]

1   The class commenced operations on October 17, 2018. On December 13, 2018, all outstanding shares were redeemed and the Net Asset Value represents the per share amount at which such shares were redeemed. On April 5, 2019, the class recommenced operations.

2   Calculated based on average shares outstanding.

3   Annualized.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

5   Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

35

S&P 500 Growth Index Fund

Notes to Financial Statements

Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares commenced operations on October 17, 2018, and on December 13, 2018, all outstanding shares were redeemed; on April 5, 2019, the class recommenced operations.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended August 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

36

S&P 500 Growth Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counter-parties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended August 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at August 31, 2019.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

37

S&P 500 Growth Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

38

S&P 500 Growth Index Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $132,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $18,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as and derivatives of August 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,757,169	—	—
Temporary Cash Investments	663	497	—
Futures Contracts—Liabilities[1]	(7)	—	—
Total	2,757,825	497	—

1   Represents variation margin on the last day of the reporting period.

E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:

39

S&P 500 Growth Index Fund

Amount
($000)
Paid-in Capital	129,877
Total Distributable Earnings (Loss)	(129,877)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	8,050
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(104,199)
Net Unrealized Gains (Losses)	713,952

As of August 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,044,377
Gross Unrealized Appreciation	755,883
Gross Unrealized Depreciation	(41,931)
Net Unrealized Appreciation (Depreciation)	713,952

F.  During the year ended August 31, 2019, the fund purchased $1,324,831,000 of investment securities and sold $926,459,000 of investment securities, other than temporary cash investments. Purchases and sales include $750,634,000 and $408,211,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2019, such purchases and sales were $217,202,000 and $255,283,000, respectively.

40

S&P 500 Growth Index Fund

G.  Capital share transactions for each class of shares were:

	Year Ended August 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	790,253	5,350	397,973	2,825
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(417,717)	(3,025)	(160,259)	(1,150)
Net Increase (Decrease)—ETF Shares	372,536	2,325	237,714	1,675
Institutional Shares[1]
Issued	11,977	34	—	—
Issued in Lieu of Cash Distributions	15	—	—	—
Redeemed	(5,130)	(16)	—	—
Net Increase (Decrease)—Institutional Shares	6,862	18	—	—

1  The table reflects all Institutional transactions beginning October 17, 2018.

H.  Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

41

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund (two of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 16, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

42

Special 2019 tax information (unaudited) for Vanguard S&P 500 Index Funds

This information for the fiscal year ended August 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
S&P 500 Value Index	25,121
S&P 500 Growth Index	32,137

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
S&P 500 Value Index	96.9%
S&P 500 Growth Index	100.0

43

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of investment management services provided to the funds since their inception in 2010, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

44

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

45

The S&P 500 Value Index and S&P 500 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P® and S&P 500® are trademarks of S&P; and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Vanguard. Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund particularly or the ability of the S&P 500 Value Index and S&P 500 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Value Index and S&P 500 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Value Index and S&P 500 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund into consideration in determining, composing or calculating the S&P 500 Value Index and S&P 500 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund. There is no assurance that investment products based on the S&P 500 Value Index and S&P 500 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P 500 VALUE INDEX FUND AND VANGUARD S&P 500 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

46

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q18400 102019

Annual Report | August 31, 2019 Vanguard S&P Small-Cap 600 Index Funds

Vanguard S&P Small-Cap 600 Index Fund

Vanguard S&P Small-Cap 600 Value Index Fund

Vanguard S&P Small-Cap 600 Growth Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1

Your Fund’s Performance at a Glance	2

About Your Fund’s Expenses	3

S&P Small-Cap 600 Index Fund	5

S&P Small-Cap 600 Value Index Fund	26

S&P Small-Cap 600 Growth Index Fund	45

Trustees Approve Advisory Arrangements	63

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets— affecting stocks, bonds, and commodities— has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

October 1, 2019

Your Fund’s Performance at a Glance

•     Small-capitalization stocks fared poorly during the 12 months ended August 31, 2019, as reflected in returns for the Vanguard S&P Small-Cap 600 Index Funds of about – 14% to nearly – 16%. All three funds closely tracked their target indexes.

•     Market sentiment was dampened by signs of decelerating global growth, flare-ups in trade disputes, heightened tensions with Iran, and a lack of agreement in the United Kingdom on how to exit the European Union.

•     Utilities stocks generated positive returns for all three funds. Real estate stocks were also positive for Vanguard S&P Small-Cap 600 Growth Index Fund.

•     All other sectors had negative returns for the three funds. Energy stocks detracted most from the returns of Vanguard S&P Small-Cap 600 Index and S&P Small-Cap 600 Value Index Funds; health care and industrials, the Growth Index Fund’s largest sectors, took the biggest bite from its returns.

Market Barometer

	Average Annual Total Returns
	Periods Ended August 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	2.49%	12.57%	9.85%
Russell 2000 Index (Small-caps)	-12.89	7.89	6.41
Russell 3000 Index (Broad U.S. market)	1.31	12.24	9.60
FTSE All-World ex US Index (International)	-3.18	5.97	1.71

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	10.17%	3.09%	3.35%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	8.72	3.30	3.85
FTSE Three-Month U.S. Treasury Bill Index	2.36	1.47	0.91

CPI
Consumer Price Index	1.75%	2.13%	1.53%

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	2/28/2019	8/31/2019	Period
Based on Actual Fund Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$951.03	$0.25
Institutional Shares	1,000.00	950.93	0.39
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$933.28	$0.54
Institutional Shares	1,000.00	933.51	0.39
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$967.74	$0.55
Based on Hypothetical 5% Yearly Return
S&P Small-Cap 600 Index Fund
ETF Shares	$1,000.00	$1,024.95	$0.26
Institutional Shares	1,000.00	1,024.80	0.41
S&P Small-Cap 600 Value Index Fund
ETF Shares	$1,000.00	$1,024.65	$0.56
Institutional Shares	1,000.00	1,024.80	0.41
S&P Small-Cap 600 Growth Index Fund
ETF Shares	$1,000.00	$1,024.65	$0.56

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the S&P Small-Cap 600 Index Fund, 0.05% for ETF Shares and 0.08% for Institutional Shares; for the S&P Small-Cap 600 Value Index Fund, 0.11% for ETF Shares and 0.08% for Institutional Shares; and for the S&P Small-Cap 600 Growth Index Fund, 0.11% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

S&P Small-Cap 600 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 7, 2010, Through August 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/7/2010)	Investment
S&P Small-Cap 600 Index Fund ETF Shares Net Asset Value	-15.09%	7.91%	13.19%	$30,414
S&P Small-Cap 600 Index Fund ETF Shares Market Price	-15.17	7.91	13.17	30,382
S&P SmallCap 600 Index	-15.06	7.97	13.31	30,710
Dow Jones U.S. Total Stock Market Float Adjusted Index	1.23	9.55	13.72	31,730

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/1/2011)	Investment
S&P Small-Cap 600 Index Fund Institutional Shares	-15.09%	7.97%	10.32%	$11,427,351
S&P SmallCap 600 Index	-15.06	7.97	10.37	11,471,017
Dow Jones U.S. Total Stock Market Float Adjusted Index	1.23	9.55	11.66	12,648,470

“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on April 1, 2011. The total returns shown are based on the period beginning April 1, 2011.

See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Index Fund

Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2019

			Since
	One	Five	Inception
	Year	Years	(9/7/2010)
S&P Small-Cap 600 Index Fund ETF Shares Market Price	-15.17%	46.30%	203.82%
S&P Small-Cap 600 Index Fund ETF Shares Net Asset Value	-15.09	46.33	204.14
S&P SmallCap 600 Index	-15.06	46.74	207.10

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

S&P Small-Cap 600 Index Fund

Sector Diversification

As of August 31, 2019

Communication Services	2.1%
Consumer Discretionary	13.8
Consumer Staples	3.8
Energy	3.2
Financials	17.9
Health Care	12.6
Industrials	18.1
Information Technology	14.9
Materials	4.1
Real Estate	7.1
Utilities	2.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Index Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Communication Services (2.0%)
*	Vonage Holdings Corp.	676,882	8,948
	Cogent Communications Holdings Inc.	126,783	7,720
*	Iridium Communications Inc.	291,963	7,060
	Gannett Co. Inc.	349,146	3,673
	Scholastic Corp.	85,239	2,989
	Marcus Corp.	66,904	2,245
	EW Scripps Co. Class A	172,616	2,133
	ATN International Inc.	33,842	1,923
*	TechTarget Inc.	66,664	1,583
^	New Media Investment Group Inc.	176,302	1,548
*	QuinStreet Inc.	118,553	1,357
^	Consolidated Communications Holdings Inc.	208,670	841
*	Care.com Inc.	83,407	825
*	Cincinnati Bell Inc.	149,326	811
	Spok Holdings Inc.	57,589	677
*,^	Frontier Communications Corp.	314,521	252
			44,585
Consumer Discretionary (13.7%)
	Strategic Education Inc.	66,833	11,310
*	TopBuild Corp.	104,973	9,723
	Wingstop Inc.	89,577	8,973
	Lithia Motors Inc. Class A	68,010	8,914
*	Fox Factory Holding Corp.	116,103	8,364
*	Shake Shack Inc. Class A	79,692	7,902
	Steven Madden Ltd.	236,516	7,857
	Monro Inc.	100,593	7,818
*	Meritage Homes Corp.	109,367	7,146
*	RH	49,035	7,024
	Wolverine World Wide Inc.	268,745	6,974
	LCI Industries	76,053	6,445
*	Dorman Products Inc.	88,120	6,264
	MDC Holdings Inc.	149,401	5,777
*	Asbury Automotive Group Inc.	59,090	5,572
*	Shutterfly Inc.	104,386	5,311
*,^	iRobot Corp.	85,069	5,258
*	Kontoor Brands Inc.	140,818	4,822
	Callaway Golf Co.	269,311	4,783
*	Cavco Industries Inc.	25,993	4,769
	Dave & Buster’s Entertainment Inc.	110,671	4,764
	Bloomin’ Brands Inc.	263,658	4,756
*	LGI Homes Inc.	57,235	4,665
	La-Z-Boy Inc.	142,093	4,529
	Core-Mark Holding Co. Inc.	139,214	4,509
*	Crocs Inc.	198,238	4,421
*	Career Education Corp.	213,264	4,374
^	Children’s Place Inc.	48,342	4,218
	Group 1 Automotive Inc.	53,518	3,999
*	Sleep Number Corp.	91,628	3,834
	Dine Brands Global Inc.	53,192	3,753
*	Gentherm Inc.	101,966	3,742
*	Installed Building Products Inc.	63,751	3,628
	Oxford Industries Inc.	51,945	3,625
	Cooper Tire & Rubber Co.	152,471	3,582
*	Rent-A-Center Inc.	136,556	3,486
*	Stamps.com Inc.	49,539	3,188
*	M/I Homes Inc.	83,598	3,021
	Abercrombie & Fitch Co.	202,973	2,967
*	Boot Barn Holdings Inc.	86,528	2,964
	Designer Brands Inc. Class A	176,466	2,910
	Winnebago Industries Inc.	88,111	2,821
	Big Lots Inc.	121,985	2,775
	Guess? Inc.	153,576	2,775
	Standard Motor Products Inc.	61,109	2,708
	Caleres Inc.	130,879	2,637
*	G-III Apparel Group Ltd.	126,905	2,603
*	Century Communities Inc.	84,592	2,384
	BJ’s Restaurants Inc.	63,687	2,321
*	Garrett Motion Inc.	227,265	2,236
*	American Axle & Manufacturing Holdings Inc.	344,556	2,184

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
	Office Depot Inc.	1,677,178	2,180
	Sturm Ruger & Co. Inc.	53,024	2,175
*	Shutterstock Inc.	57,076	2,004
	Sonic Automotive Inc. Class A	72,693	1,956
*	Genesco Inc.	53,518	1,910
*	Universal Electronics Inc.	42,208	1,906
*	Cooper-Standard Holdings Inc.	50,209	1,880
*	William Lyon Homes Class A	101,145	1,787
*	Fossil Group Inc.	139,597	1,787
	Buckle Inc.	88,030	1,725
	Ruth’s Hospitality Group Inc.	86,126	1,675
*	Monarch Casino & Resort Inc.	35,774	1,588
*	Conn’s Inc.	76,865	1,550
*	Zumiez Inc.	58,617	1,523
*	Regis Corp.	89,824	1,452
*	Red Robin Gourmet Burgers Inc.	39,525	1,324
*	Chuy’s Holdings Inc.	51,552	1,308
	Ethan Allen Interiors Inc.	75,802	1,304
	Cato Corp. Class A	75,367	1,291
*	American Public Education Inc.	50,593	1,226
	Haverty Furniture Cos. Inc.	59,051	1,131
	Movado Group Inc.	50,883	1,095
	Chico’s FAS Inc.	346,535	1,081
^	GameStop Corp. Class A	272,071	1,080
*	Vista Outdoor Inc.	181,702	1,016
*	MarineMax Inc.	65,591	948
^	Shoe Carnival Inc.	30,687	943
^	PetMed Express Inc.	59,242	936
*	Hibbett Sports Inc.	56,343	932
*	Unifi Inc.	46,056	886
*	Motorcar Parts of America Inc.	58,551	851
^	Tailored Brands Inc.	146,630	795
*,^	Lumber Liquidators Holdings Inc.	83,162	783
*	El Pollo Loco Holdings Inc.	68,205	696
*,^	JC Penney Co. Inc.	930,228	692
*	Vera Bradley Inc.	64,678	685
*	Liquidity Services Inc.	83,293	631
*	Fiesta Restaurant Group Inc.	69,074	597
*	Express Inc.	183,806	390
*	Barnes & Noble Education Inc.	99,337	387
*	Vitamin Shoppe Inc.	55,689	359
	Tile Shop Holdings Inc.	107,970	290
	Superior Industries International Inc.	61,985	170
*	Ascena Retail Group Inc.	489,435	122
*	Nautilus Inc.	76,925	107
*	Kirkland’s Inc.	32,616	48
			298,587
Consumer Staples (3.8%)
*	Darling Ingredients Inc.	500,771	9,314
	J&J Snack Foods Corp.	45,859	8,854
	WD-40 Co.	42,005	7,658
*	Avon Products Inc.	1,347,933	5,864
	Coca-Cola Consolidated Inc.	14,123	4,754
	Calavo Growers Inc.	47,593	4,219
	Vector Group Ltd.	331,584	3,873
	Universal Corp.	75,779	3,793
	Cal-Maine Foods Inc.	92,220	3,739
	Medifast Inc.	36,203	3,619
^	B&G Foods Inc.	199,353	3,375
	Inter Parfums Inc.	52,472	3,373
*	Central Garden & Pet Co. Class A	121,698	2,928
*	USANA Health Sciences Inc.	40,499	2,753
*	Chefs’ Warehouse Inc.	70,438	2,717
	John B Sanfilippo & Son Inc.	26,807	2,482
	MGP Ingredients Inc.	38,895	1,874
	Andersons Inc.	81,610	1,870
	National Beverage Corp.	36,926	1,510
*	United Natural Foods Inc.	166,720	1,340
	SpartanNash Co.	105,343	1,135
*	Central Garden & Pet Co.	35,313	933
*	Seneca Foods Corp. Class A	20,912	575
^	Dean Foods Co.	257,148	260
			82,812
Energy (3.2%)
*	PDC Energy Inc.	189,600	6,039
*	Dril-Quip Inc.	110,388	5,061
	Archrock Inc.	389,274	3,780
*	SRC Energy Inc.	744,247	3,736
*	Helix Energy Solutions Group Inc.	427,423	3,095
	SM Energy Co.	318,409	3,019
*	Oil States International Inc.	187,305	2,583
*	SEACOR Holdings Inc.	53,232	2,500
*	ProPetro Holding Corp.	225,671	2,403
^	US Silica Holdings Inc.	225,409	2,293
*	Carrizo Oil & Gas Inc.	263,094	2,181
*	Par Pacific Holdings Inc.	91,711	1,994
	DMC Global Inc.	43,117	1,873
*	Whiting Petroleum Corp.	280,728	1,861
*	Newpark Resources Inc.	278,661	1,842

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
	Nabors Industries Ltd.	1,011,378	1,699
*	C&J Energy Services Inc.	176,646	1,689
*	Matrix Service Co.	82,042	1,630
*	Denbury Resources Inc.	1,419,448	1,533
*	CONSOL Energy Inc.	85,387	1,431
*	Renewable Energy Group Inc.	116,535	1,418
*,^	Diamond Offshore Drilling Inc.	204,218	1,325
*	Noble Corp. plc	793,496	1,270
*	Bonanza Creek Energy Inc.	54,484	1,229
*	REX American Resources Corp.	17,403	1,195
*	Laredo Petroleum Inc.	475,872	1,180
*	Penn Virginia Corp.	39,392	1,123
*	Exterran Corp.	100,875	1,064
*	Gulfport Energy Corp.	422,640	1,014
^	RPC Inc.	183,652	975
	Green Plains Inc.	111,656	917
*	KLX Energy Services Holdings Inc.	71,709	719
*	Era Group Inc.	66,782	633
*	TETRA Technologies Inc.	352,139	585
*	Unit Corp.	180,651	547
*	Geospace Technologies Corp.	37,954	465
*	HighPoint Resources Corp.	324,056	379
*	Ring Energy Inc.	161,317	236
*	Gulf Island Fabrication Inc.	27,235	172
*	Superior Energy Services Inc.	430,769	144
			68,832
Financials (17.9%)
	Selective Insurance Group Inc.	180,930	14,407
	FirstCash Inc.	131,521	12,985
	RLI Corp.	119,966	10,985
	Glacier Bancorp Inc.	261,071	10,362
	Community Bank System Inc.	157,198	9,587
	Apollo Commercial Real Estate Finance Inc.	417,478	7,744
	Columbia Banking System Inc.	222,996	7,696
	Old National Bancorp	452,929	7,609
	Independent Bank Corp.	104,108	7,039
	First Financial Bancorp	299,319	7,010
	Simmons First National Corp. Class A	291,113	6,987
	First Midwest Bancorp Inc.	339,077	6,510
	Invesco Mortgage Capital Inc.	431,772	6,490
	CVB Financial Corp.	310,421	6,385
	ProAssurance Corp.	162,954	6,367
	United Community Banks Inc.	240,308	6,347
	First BanCorp	659,486	6,318
	Ameris Bancorp	175,799	6,186
	American Equity Investment Life Holding Co.	276,302	5,954
*	NMI Holdings Inc. Class A	205,275	5,817
	LegacyTexas Financial Group Inc.	137,421	5,552
	PennyMac Mortgage Investment Trust	254,531	5,539
	Horace Mann Educators Corp.	124,910	5,480
	Great Western Bancorp Inc.	173,343	5,171
	Banner Corp.	94,833	5,112
	Northwest Bancshares Inc.	323,159	5,109
	Westamerica Bancorporation	82,392	5,076
	Hope Bancorp Inc.	367,162	4,924
*	eHealth Inc.	58,043	4,836
	Redwood Trust Inc.	291,252	4,835
	Walker & Dunlop Inc.	86,232	4,817
*	PRA Group Inc.	138,146	4,716
	NBT Bancorp Inc.	133,349	4,663
	James River Group Holdings Ltd.	91,947	4,531
	Provident Financial Services Inc.	186,221	4,434
	Safety Insurance Group Inc.	44,550	4,296
	New York Mortgage Trust Inc.	692,379	4,258
*	Axos Financial Inc.	163,695	4,241
	ServisFirst Bancshares Inc.	139,457	4,239
	Employers Holdings Inc.	97,607	4,210
	Berkshire Hills Bancorp Inc.	139,090	4,079
	Pacific Premier Bancorp Inc.	137,836	4,061
	AMERISAFE Inc.	58,814	4,040
	Eagle Bancorp Inc.	96,301	3,923
	City Holding Co.	49,996	3,717
	First Commonwealth Financial Corp.	298,805	3,696
	Waddell & Reed Financial Inc. Class A	228,138	3,689
*	Seacoast Banking Corp. of Florida	156,049	3,642
	S&T Bancorp Inc.	103,907	3,556
	Brookline Bancorp Inc.	241,329	3,388
*	Blucora Inc.	146,687	3,312

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
	Veritex Holdings Inc.	138,637	3,272
	Flagstar Bancorp Inc.	87,412	3,177
	Southside Bancshares Inc.	95,937	3,159
	Piper Jaffray Cos.	42,918	3,123
	Tompkins Financial Corp.	37,573	2,972
	Granite Point Mortgage Trust Inc.	161,159	2,948
	United Fire Group Inc.	64,959	2,934
*	Encore Capital Group Inc.	78,239	2,887
	ARMOUR Residential REIT Inc.	172,065	2,825
	Boston Private Financial Holdings Inc.	257,066	2,730
	OFG Bancorp	132,358	2,716
	Heritage Financial Corp.	101,015	2,645
	Meta Financial Group Inc.	84,355	2,607
	National Bank Holdings Corp. Class A	79,047	2,580
	Stewart Information Services Corp.	71,600	2,565
*	Ambac Financial Group Inc.	141,015	2,544
*	World Acceptance Corp.	19,118	2,541
*	Enova International Inc.	102,762	2,456
	Universal Insurance Holdings Inc.	96,900	2,422
	Central Pacific Financial Corp.	86,812	2,415
	Virtus Investment Partners Inc.	21,469	2,291
	TrustCo Bank Corp. NY	296,193	2,272
*	Triumph Bancorp Inc.	75,447	2,263
	Northfield Bancorp Inc.	143,537	2,228
*	Third Point Reinsurance Ltd.	229,946	2,166
	Preferred Bank	42,450	2,121
	Capstead Mortgage Corp.	291,029	2,116
	Oritani Financial Corp.	115,980	1,987
*	HomeStreet Inc.	73,900	1,949
	Banc of California Inc.	132,438	1,930
*	INTL. FCStone Inc.	48,936	1,919
	Dime Community Bancshares Inc.	94,187	1,868
	WisdomTree Investments Inc.	362,097	1,742
	Hanmi Financial Corp.	95,269	1,706
*	Customers Bancorp Inc.	87,618	1,655
	Opus Bank	67,140	1,394
*	EZCORP Inc. Class A	162,296	1,277
	Franklin Financial Network Inc.	38,351	1,109
*	Donnelley Financial Solutions Inc.	101,754	1,082
	HCI Group Inc.	21,032	820
	United Insurance Holdings Corp.	67,886	796
	Greenhill & Co. Inc.	55,366	777
			388,913
Health Care (12.6%)
*	Repligen Corp.	135,945	12,617
*	Neogen Corp.	158,594	11,184
*	LHC Group Inc.	89,000	10,546
*	Arrowhead Pharmaceuticals Inc.	288,695	9,865
*	HMS Holdings Corp.	265,139	9,686
*	Omnicell Inc.	125,244	8,993
*	Medicines Co.	212,372	8,911
*	AMN Healthcare Services Inc.	141,572	8,268
	CONMED Corp.	79,200	7,981
*	NeoGenomics Inc.	311,968	7,793
	Ensign Group Inc.	151,674	7,569
*	Integer Holdings Corp.	91,145	6,599
*	Medpace Holdings Inc.	79,501	6,432
*	Cambrex Corp.	102,095	6,119
*	Emergent BioSolutions Inc.	137,483	6,022
*	Merit Medical Systems Inc.	166,746	5,799
*	Xencor Inc.	145,430	5,422
*	Select Medical Holdings Corp.	328,805	5,333
*	Myriad Genetics Inc.	223,385	5,256
	US Physical Therapy Inc.	38,720	5,170
*	Cardiovascular Systems Inc.	105,890	5,128
*	Genomic Health Inc.	65,363	5,011
*	Magellan Health Inc.	73,076	4,605
*	Supernus Pharmaceuticals Inc.	159,488	4,311
*	BioTelemetry Inc.	102,909	4,080
*	Corcept Therapeutics Inc.	316,832	3,995
*	Momenta Pharmaceuticals Inc.	301,126	3,803
*	Enanta Pharmaceuticals Inc.	48,585	3,428
*	REGENXBIO Inc.	93,886	3,238
*	Tabula Rasa HealthCare Inc.	55,529	3,154
*	Varex Imaging Corp.	116,144	3,060
*	Orthofix Medical Inc.	57,889	2,943
*	Natus Medical Inc.	103,373	2,861
*	CryoLife Inc.	104,594	2,803
*	Addus HomeCare Corp.	30,880	2,717
*	Tivity Health Inc.	146,097	2,668
*	Tactile Systems Technology Inc.	51,992	2,622
	Mesa Laboratories Inc.	11,852	2,622
	Luminex Corp.	127,263	2,609
*	Lantheus Holdings Inc.	117,810	2,564
*	Cytokinetics Inc.	176,261	2,476
*	Anika Therapeutics Inc.	43,392	2,463

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
*	Amphastar Pharmaceuticals Inc.	107,607	2,417
*	Spectrum Pharmaceuticals Inc.	327,856	2,406
*	Innoviva Inc.	206,413	2,392
*	CorVel Corp.	27,470	2,314
*	Vanda Pharmaceuticals Inc.	161,614	2,277
*	AngioDynamics Inc.	113,715	2,089
*	NextGen Healthcare Inc.	146,654	2,084
*	HealthStream Inc.	77,731	1,964
*	Surmodics Inc.	41,198	1,939
*	Providence Service Corp.	33,835	1,902
*	Eagle Pharmaceuticals Inc.	31,692	1,787
*	ANI Pharmaceuticals Inc.	25,688	1,683
	LeMaitre Vascular Inc.	48,717	1,542
*	Heska Corp.	21,434	1,504
*	Endo International plc	616,476	1,461
	Phibro Animal Health Corp. Class A	62,178	1,284
*	Cutera Inc.	42,799	1,236
*	OraSure Technologies Inc.	184,105	1,215
	Meridian Bioscience Inc.	130,934	1,209
*	Cross Country Healthcare Inc.	114,060	1,169
*	Progenics Pharmaceuticals Inc.	263,952	1,161
	Owens & Minor Inc.	220,507	1,120
*	AMAG Pharmaceuticals Inc.	100,101	1,093
*	Lannett Co. Inc.	102,337	1,054
*	Diplomat Pharmacy Inc.	166,700	969
*,^	Community Health Systems Inc.	347,468	865
*	Akorn Inc.	294,951	852
	Computer Programs & Systems Inc.	37,259	788
	Invacare Corp.	109,095	528
*	Acorda Therapeutics Inc.	113,870	368
*	Assertio Therapeutics Inc.	188,688	272
			273,670
Industrials (18.0%)
*	Mercury Systems Inc.	168,706	14,446
*	FTI Consulting Inc.	116,100	12,555
*	Aerojet Rocketdyne Holdings Inc.	220,716	11,528
	Exponent Inc.	158,434	11,231
	John Bean Technologies Corp.	96,242	9,847
	UniFirst Corp.	46,766	9,162
	SkyWest Inc.	155,747	8,918
	Moog Inc. Class A	98,780	8,026
	Simpson Manufacturing Co. Inc.	121,893	7,826
	Watts Water Technologies Inc. Class A	84,676	7,759
*	Proto Labs Inc.	81,545	7,726
	Albany International Corp. Class A	92,799	7,630
	ABM Industries Inc.	201,906	7,523
	Universal Forest Products Inc.	186,415	7,289
	Brady Corp. Class A	149,727	7,069
*	Chart Industries Inc.	108,511	6,819
*	Saia Inc.	78,750	6,736
	Korn Ferry	171,399	6,698
	Barnes Group Inc.	142,914	6,410
	Applied Industrial Technologies Inc.	116,797	6,236
	Cubic Corp.	87,119	6,035
	ESCO Technologies Inc.	79,135	6,025
	AAON Inc.	123,889	5,943
	Allegiant Travel Co. Class A	39,140	5,557
	Federal Signal Corp.	183,993	5,466
	Forward Air Corp.	87,586	5,457
	Franklin Electric Co. Inc.	116,770	5,354
	Hillenbrand Inc.	189,920	5,211
*	SPX Corp.	133,820	5,078
	Kaman Corp.	84,552	4,937
	Arcosa Inc.	146,461	4,758
	Matson Inc.	129,690	4,608
	Mueller Industries Inc.	172,112	4,537
*	Hub Group Inc. Class A	103,404	4,453
*	SPX FLOW Inc.	129,195	4,355
*	Harsco Corp.	243,242	4,354
	Comfort Systems USA Inc.	111,652	4,316
	Mobile Mini Inc.	137,455	4,297
	AAR Corp.	98,966	4,252
	Actuant Corp. Class A	187,069	4,155
	US Ecology Inc.	67,197	4,070
	Viad Corp.	61,467	3,973
*	Gibraltar Industries Inc.	97,932	3,944
	EnPro Industries Inc.	63,078	3,928
	Tennant Co.	55,241	3,778
*	American Woodmark Corp.	45,712	3,765
	Hawaiian Holdings Inc.	146,135	3,567
	Encore Wire Corp.	63,404	3,423
	Alamo Group Inc.	29,285	3,344
*	AeroVironment Inc.	64,857	3,342
	Navigant Consulting Inc.	119,814	3,339
	AZZ Inc.	79,477	3,280
	Raven Industries Inc.	109,690	3,200
	Triumph Group Inc.	151,623	3,151
	Apogee Enterprises Inc.	81,196	2,999
	Heartland Express Inc.	144,059	2,963
*	GMS Inc.	98,610	2,905
	Lindsay Corp.	32,843	2,899

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
*	PGT Innovations Inc.	178,832	2,861
	Matthews International Corp. Class A	97,094	2,846
	Standex International Corp.	38,842	2,670
*	Patrick Industries Inc.	69,435	2,509
*	TrueBlue Inc.	122,103	2,370
	ArcBest Corp.	78,316	2,319
	Greenbrier Cos. Inc.	99,322	2,313
	Marten Transport Ltd.	117,388	2,309
	Wabash National Corp.	168,921	2,304
	Kelly Services Inc. Class A	94,302	2,283
*	CIRCOR International Inc.	61,005	2,097
	Interface Inc. Class A	185,673	2,052
*	Atlas Air Worldwide Holdings Inc.	78,368	2,026
	Astec Industries Inc.	69,569	1,920
*	Aegion Corp. Class A	96,432	1,904
	Pitney Bowes Inc.	520,347	1,852
	Griffon Corp.	105,685	1,844
	Quanex Building Products Corp.	101,722	1,752
*	Echo Global Logistics Inc.	85,173	1,707
*	DXP Enterprises Inc.	48,932	1,588
*	Team Inc.	94,026	1,550
	Heidrick & Struggles International Inc.	58,297	1,548
*	Vicor Corp.	49,822	1,519
	Resources Connection Inc.	90,497	1,498
*	MYR Group Inc.	50,372	1,444
	National Presto Industries Inc.	15,479	1,327
*	Lydall Inc.	54,126	1,088
	Forrester Research Inc.	31,187	1,087
	Insteel Industries Inc.	53,929	1,008
	Park Aerospace Corp.	59,167	1,000
	Powell Industries Inc.	27,268	990
*	Veritiv Corp.	41,054	680
	RR Donnelley & Sons Co.	226,443	548
	Briggs & Stratton Corp.	115,784	500
	Titan International Inc.	143,260	372
	LSC Communications Inc.	88,889	116
			392,253
Information Technology (14.8%)
*	SolarEdge Technologies Inc.	135,916	11,134
	Cabot Microelectronics Corp.	88,552	11,038
*	Viavi Solutions Inc.	694,841	9,651
*,^	Finisar Corp.	367,370	8,306
*	Qualys Inc.	102,642	8,172
	Power Integrations Inc.	89,169	7,938
*	Rogers Corp.	56,378	7,466
	Brooks Automation Inc.	219,244	7,307
*	LivePerson Inc.	181,426	7,210
*	8x8 Inc.	292,922	7,121
*	ExlService Holdings Inc.	104,395	7,068
*	Itron Inc.	101,704	7,063
*	II-VI Inc.	181,218	6,797
	EVERTEC Inc.	182,567	6,364
*	Sanmina Corp.	209,468	6,054
*	Advanced Energy Industries Inc.	116,235	6,002
	ManTech International Corp. Class A	81,128	5,702
*	Fabrinet	111,973	5,653
*	Knowles Corp.	276,549	5,608
*	SPS Commerce Inc.	109,104	5,514
	CSG Systems International Inc.	101,193	5,452
*	OSI Systems Inc.	51,449	5,403
*	Anixter International Inc.	87,834	5,267
*	Plexus Corp.	91,405	5,229
*	Insight Enterprises Inc.	108,629	5,221
	Progress Software Corp.	135,427	5,116
*	Alarm.com Holdings Inc.	107,407	5,113
*	Bottomline Technologies DE Inc.	114,829	4,736
	Badger Meter Inc.	88,633	4,572
*	Diodes Inc.	121,561	4,443
*	Cray Inc.	125,513	4,384
	NIC Inc.	204,338	4,254
*	Rambus Inc.	333,858	4,187
	Kulicke & Soffa Industries Inc.	197,498	4,114
*	FormFactor Inc.	227,095	3,881
*	MaxLinear Inc.	195,426	3,873
*	Perficient Inc.	100,216	3,692
	Methode Electronics Inc.	113,230	3,594
*	MicroStrategy Inc. Class A	24,890	3,566
*	Sykes Enterprises Inc.	119,751	3,473
*	ePlus Inc.	41,417	3,385
*	Cardtronics plc Class A	113,917	3,374
*	NETGEAR Inc.	96,027	3,334
	MTS Systems Corp.	54,701	3,111
	Benchmark Electronics Inc.	117,329	3,107
*	TTM Technologies Inc.	287,237	3,062
*	Virtusa Corp.	84,507	3,054
	KEMET Corp.	176,159	2,951
	CTS Corp.	99,767	2,846
	TiVo Corp.	374,971	2,824
	Xperi Corp.	150,161	2,751
*	Diebold Nixdorf Inc.	233,059	2,613
*	FARO Technologies Inc.	52,991	2,609
*,^	3D Systems Corp.	356,816	2,498
	Monotype Imaging Holdings Inc.	126,377	2,496
*	Extreme Networks Inc.	361,662	2,416
^	Ebix Inc.	67,069	2,376

S&P Small-Cap 600 Index Fund

			Market
			Value•
		Shares	($000)
*	ScanSource Inc.	78,622	2,222
*	Photronics Inc.	203,908	2,202
*	CEVA Inc.	66,826	2,099
*	Rudolph Technologies Inc.	94,449	2,077
*	Nanometrics Inc.	75,005	2,047
	TTEC Holdings Inc.	42,747	2,005
	Comtech Telecommunications Corp.	74,607	1,996
*	Harmonic Inc.	269,695	1,777
*	Axcelis Technologies Inc.	100,910	1,545
	Cohu Inc.	126,560	1,509
	ADTRAN Inc.	146,186	1,501
*	Agilysys Inc.	53,955	1,470
*	Ichor Holdings Ltd.	68,076	1,447
*	Ultra Clean Holdings Inc.	120,016	1,433
*	Veeco Instruments Inc.	149,505	1,384
*	OneSpan Inc.	96,453	1,302
*	SMART Global Holdings Inc.	38,808	1,103
*	Digi International Inc.	86,057	1,100
*	Unisys Corp.	156,150	1,021
*	PDF Solutions Inc.	85,884	1,006
*	CalAmp Corp.	96,502	926
	Daktronics Inc.	123,346	892
*	DSP Group Inc.	59,677	826
*	Arlo Technologies Inc.	229,222	720
*,^	Applied Optoelectronics Inc.	55,129	491
	Bel Fuse Inc. Class B	29,869	329
*	Kopin Corp.	167,478	155
			322,130
Materials (4.1%)
	Balchem Corp.	98,100	8,710
	HB Fuller Co.	154,583	6,587
	Quaker Chemical Corp.	39,120	6,215
	Innospec Inc.	74,433	6,191
	Stepan Co.	61,848	5,900
	Trinseo SA	124,229	4,359
	Kaiser Aluminum Corp.	48,988	4,332
	Boise Cascade Co.	118,701	3,727
	Materion Corp.	61,756	3,634
	Neenah Inc.	51,221	3,267
	Schweitzer-Mauduit International Inc.	93,924	3,150
*	Livent Corp.	441,165	2,713
*	Kraton Corp.	98,190	2,694
*	Ferro Corp.	250,025	2,548
*	AK Steel Holding Corp.	972,469	2,101
*	US Concrete Inc.	48,428	1,962
*	AdvanSix Inc.	86,759	1,938
	PH Glatfelter Co.	134,746	1,938
	Myers Industries Inc.	107,942	1,817
	Innophos Holdings Inc.	61,364	1,724
*	SunCoke Energy Inc.	275,221	1,717
*	Koppers Holdings Inc.	63,452	1,682
	Mercer International Inc.	131,520	1,583
	Tredegar Corp.	78,863	1,364
	Hawkins Inc.	29,429	1,305
	Haynes International Inc.	39,262	1,173
	American Vanguard Corp.	82,066	1,163
	FutureFuel Corp.	79,132	853
*	Clearwater Paper Corp.	51,771	829
*	Century Aluminum Co.	142,254	784
*	TimkenSteel Corp.	107,620	562
	Rayonier Advanced Materials Inc.	151,333	531
	Olympic Steel Inc.	33,681	362
*	LSB Industries Inc.	57,189	267
			89,682
Other (0.0%)[2]
*,§	A Schulman Inc. CVR	71,146	31

Real Estate (7.0%)
	Agree Realty Corp.	127,731	9,540
	Xenia Hotels & Resorts Inc.	342,338	6,919
	CareTrust REIT Inc.	290,696	6,916
	Acadia Realty Trust	250,424	6,849
	American Assets Trust Inc.	143,069	6,704
	Lexington Realty Trust	633,027	6,577
	Washington REIT	243,300	6,445
	Retail Opportunity Investments Corp.	346,616	6,069
	Four Corners Property Trust Inc.	207,889	5,923
	LTC Properties Inc.	120,608	5,886
	DiamondRock Hospitality Co.	614,323	5,818
	National Storage Affiliates Trust	173,030	5,789
	Global Net Lease Inc.	256,956	4,928
	Easterly Government Properties Inc.	237,245	4,875
	Chesapeake Lodging Trust	184,960	4,763
	Office Properties Income Trust	147,668	4,003
	Independence Realty Trust Inc.	272,222	3,787
	Kite Realty Group Trust	260,323	3,720
	Universal Health Realty Income Trust	38,401	3,713
	Summit Hotel Properties Inc.	321,972	3,593
	Getty Realty Corp.	102,346	3,250
^	Innovative Industrial Properties Inc.	33,869	3,020

S&P Small-Cap 600 Index Fund

		Market
		Value•
	Shares	($000)
RPT Realty	248,462	2,957
Armada Hoffler Properties Inc.	159,128	2,759
NorthStar Realty Europe Corp.	153,046	2,591
iStar Inc.	196,163	2,511
Franklin Street Properties Corp.	330,939	2,505
Chatham Lodging Trust	144,369	2,395
Community Healthcare Trust Inc.	54,729	2,334
* Marcus & Millichap Inc.	64,515	2,328
Urstadt Biddle Properties Inc. Class A	90,597	1,902
^ Washington Prime Group Inc.	555,160	1,793
Saul Centers Inc.	35,394	1,778
^ Realogy Holdings Corp.	353,500	1,690
Hersha Hospitality Trust Class A	113,217	1,574
Whitestone REIT	125,201	1,555
RE/MAX Holdings Inc. Class A	55,146	1,416
^ Pennsylvania REIT	172,376	886
Cedar Realty Trust Inc.	242,330	574
^ CBL & Associates Properties Inc.	497,259	452
		153,087
Utilities (2.4%)
American States Water Co.	112,667	10,425
Avista Corp.	199,887	9,374
South Jersey Industries Inc.	280,697	9,078
California Water Service Group	147,089	8,302
El Paso Electric Co.	123,524	8,239
Northwest Natural Holding Co.	92,015	6,566
		51,984
Total Common Stocks
(Cost $2,210,027)		2,166,566
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
[3,4] Vanguard Market Liquidity
Fund, 2.249%	340,865	34,090

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[5] United States Treasury
Bill, 2.048%, 11/21/19	300	299
Total Temporary Cash Investments
(Cost $34,386)		34,389
Total Investments (101.1%)
(Cost $2,244,413)		2,200,955

Amount
($000)

Other Assets and Liabilities (-1.1%)
Other Assets
Investment in Vanguard	110
Receivables for Accrued Income	1,672
Receivables for Capital Shares Issued	527
Other Assets[5]	140
Total Other Assets	2,449
Liabilities
Payables for Investment
Securities Purchased	(6,605)
Collateral for Securities on Loan	(19,372)
Payables for Capital Shares Redeemed	(64)
Payables to Vanguard	(147)
Variation Margin Payable—
Futures Contracts	(22)
Other Liabilities	(131)
Total Liabilities	(26,341)
Net Assets (100%)	2,177,063

S&P Small-Cap 600 Index Fund

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	2,254,452
Total Distributable Earnings (Loss)	(77,389)
Net Assets	2,177,063

ETF Shares—Net Assets
Applicable to 7,175,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	990,783
Net Asset Value Per Share—ETF Shares	$138.09

Amount
($000)
Institutional Shares—Net Assets
Applicable to 4,272,153 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,186,280
Net Asset Value Per Share—Institutional Shares	$277.68

•       See Note A in Notes to Financial Statements.

*       Non-income-producing security.

^       Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,409,000.

§      Security value determined using significant unobservable inputs.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.

2   “Other” represents securities that are not classified by the fund’s benchmark index.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $19,372,000 of collateral received for securities on loan.

5   Securities with a value of $299,000 and cash of $140,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
E-mini Russell 2000 Index	September 2019	134		10,011	(438)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Dividends	30,080
Interest[1]	145
Securities Lending—Net	440
Total Income	30,665
Expenses
The Vanguard Group—Note B
Investment Advisory Services	310
Management and Administrative—ETF Shares	734
Management and Administrative—Institutional Shares	583
Marketing and Distribution—ETF Shares	59
Marketing and Distribution—Institutional Shares	41
Custodian Fees	61
Auditing Fees	32
Shareholders’ Reports—ETF Shares	44
Shareholders’ Reports—Institutional Shares	19
Trustees’ Fees and Expenses	1
Total Expenses	1,884
Net Investment Income	28,781
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	118,765
Futures Contracts	440
Realized Net Gain (Loss)	119,205
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(464,588)
Futures Contracts	(552)
Change in Unrealized Appreciation (Depreciation)	(465,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	(317,154)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $139,000, ($3,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $155,271,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,781	21,613
Realized Net Gain (Loss)	119,205	133,795
Change in Unrealized Appreciation (Depreciation)	(465,140)	321,704
Net Increase (Decrease) in Net Assets Resulting from Operations	(317,154)	477,112
Distributions
Net Investment Income
ETF Shares	(11,931)	(8,287)
Institutional Shares	(11,102)	(9,557)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(23,033)	(17,844)
Capital Share Transactions
ETF Shares	62,679	198,555
Institutional Shares	328,261	113,603
Net Increase (Decrease) from Capital Share Transactions	390,940	312,158
Total Increase (Decrease)	50,753	771,426
Net Assets
Beginning of Period	2,126,310	1,354,884
End of Period	2,177,063	2,126,310

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2019		2018		2017		2016		2015
Net Asset Value, Beginning of Period	$164.67		$125.83		$112.23		$100.42		$99.81
Investment Operations
Net Investment Income	1.941	1	1.784	1	1.573	1	1.375	1	1.204
Net Realized and Unrealized Gain (Loss) on Investments	(26.858)		38.598		13.212		11.683		.497
Total from Investment Operations	(24.917)		40.382		14.785		13.058		1.701
Distributions
Dividends from Net Investment Income	(1.663)		(1.542)		(1.185)		(1.248)		(1.091)
Distributions from Realized Capital Gains	—		—		—		—		—
Total Distributions	(1.663)		(1.542)		(1.185)		(1.248)		(1.091)
Net Asset Value, End of Period	$138.09		$164.67		$125.83		$112.23		$100.42

Total Return	-15.09%		32.32%		13.18%		13.17%		1.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$991		$1,107		$683		$342		$206
Ratio of Total Expenses to Average Net Assets	0.10%		0.15%		0.15%		0.15%		0.15%
Ratio of Net Investment Income to Average Net Assets	1.36%		1.23%		1.27%		1.36%		1.27%
Portfolio Turnover Rate[2]	9%		13%		22%		15%		11%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2019		2018		2017		2016		2015
Net Asset Value, Beginning of Period	$331.26		$252.98		$225.56		$201.83		$200.56
Investment Operations
Net Investment Income	3.941	1	3.769	1	3.303	1	2.925	1	2.545
Net Realized and Unrealized Gain (Loss) on Investments	(54.011)		77.632		26.605		23.454		1.019
Total from Investment Operations	(50.070)		81.401		29.908		26.379		3.564
Distributions
Dividends from Net Investment Income	(3.510)		(3.121)		(2.488)		(2.649)		(2.294)
Distributions from Realized Capital Gains	—		—		—		—		—
Total Distributions	(3.510)		(3.121)		(2.488)		(2.649)		(2.294)
Net Asset Value, End of Period	$277.68		$331.26		$252.98		$225.56		$201.83

Total Return	-15.09%		32.39%		13.26%		13.22%		1.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,186		$1,019		$672		$331		$238
Ratio of Total Expenses to Average Net Assets	0.08%		0.08%		0.08%		0.08%		0.08%
Ratio of Net Investment Income to Average Net Assets	1.38%		1.30%		1.34%		1.43%		1.34%
Portfolio Turnover Rate[2]	9%		13%		22%		15%		11%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended August 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date

S&P Small-Cap 600 Index Fund

securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $110,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,166,535	—	31
Temporary Cash Investments	34,090	299	—
Futures Contracts—Liabilities[1]	(22)	—	—
Total	2,200,603	299	31

1 Represents variation margin on the last day of the reporting period.

S&P Small-Cap 600 Index Fund

D.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	155,333
Total Distributable Earnings (Loss)	(155,333)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	19,300
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(53,140)
Net Unrealized Gains (Losses)	(43,458)

As of August 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,244,413
Gross Unrealized Appreciation	316,180
Gross Unrealized Depreciation	(359,638)
Net Unrealized Appreciation (Depreciation)	(43,458)

E.   During the year ended August 31, 2019, the fund purchased $1,035,362,000 of investment securities and sold $640,014,000 of investment securities, other than temporary cash investments. Purchases and sales include $417,152,000 and $460,855,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

S&P Small-Cap 600 Index Fund

F.   Capital share transactions for each class of shares were:

	Year Ended August 31,
		2019	2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	569,862	4,000	542,381	3,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(507,183)	(3,550)	(343,826)	(2,400)
Net Increase (Decrease)—ETF Shares	62,679	450	198,555	1,300
Institutional Shares
Issued	485,086	1,747	243,583	861
Issued in Lieu of Cash Distributions	8,867	33	7,621	27
Redeemed	(165,692)	(584)	(137,601)	(469)
Net Increase (Decrease)—Institutional Shares	328,261	1,196	113,603	419

G.   Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 7, 2010, Through August 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/7/2010)	Investment
S&P Small-Cap 600 Value Index Fund ETF Shares Net Asset Value	-15.93%	6.10%	12.05%	$27,779
S&P Small-Cap 600 Value Index Fund ETF Shares Market Price	-15.95	6.11	12.04	27,766
S&P SmallCap 600 Value Index	-15.82	6.24	12.23	28,188
Dow Jones U.S. Total Stock Market Float Adjusted Index	1.23	9.55	13.72	31,730

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(11/19/2014)	Investment
S&P Small-Cap 600 Value Index Fund Institutional Shares	-15.87%	6.56%	$6,773,799
S&P SmallCap 600 Value Index	-15.82	6.58	6,779,343
Dow Jones U.S. Total Stock Market Float Adjusted Index	1.23	9.56	7,737,630

“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Institutional Shares were first issued on December 15, 2010, and the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on November 19, 2014. The total returns shown are based on the period beginning November 19, 2014.

See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Value Index Fund

Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2019

			Since
	One	Five	Inception
	Year	Years	(9/7/2010)
S&P Small-Cap 600 Value Index Fund ETF Shares Market Price	-15.95%	34.50%	177.66%
S&P Small-Cap 600 Value Index Fund ETF Shares Net Asset Value	-15.93	34.46	177.79
S&P SmallCap 600 Value Index	-15.82	35.37	181.88

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

S&P Small-Cap 600 Value Index Fund

Sector Diversification

As of August 31, 2019

Communication Services	1.7%
Consumer Discretionary	14.5
Consumer Staples	3.9
Energy	4.5
Financials	21.5
Health Care	4.3
Industrials	19.0
Information Technology	15.7
Materials	5.5
Real Estate	6.9
Utilities	2.5

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Value Index Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Communication Services (1.7%)
*	Vonage Holdings Corp.	136,547	1,805
	Gannett Co. Inc.	132,298	1,392
	Scholastic Corp.	32,181	1,129
	Cogent Communications Holdings Inc.	15,918	969
	New Media Investment Group Inc.	62,852	552
*	Cincinnati Bell Inc.	58,017	315
	Spok Holdings Inc.	20,576	242
*	TechTarget Inc.	8,842	210
	Consolidated Communications Holdings Inc.	37,465	151
*,^	Frontier Communications Corp.	121,806	97
			6,862
Consumer Discretionary (14.5%)
*	TopBuild Corp.	39,763	3,683
	Lithia Motors Inc. Class A	25,816	3,384
*	Meritage Homes Corp.	41,545	2,715
	LCI Industries	28,888	2,448
	MDC Holdings Inc.	56,847	2,198
	Bloomin’ Brands Inc.	100,297	1,809
*	LGI Homes Inc.	21,714	1,770
	La-Z-Boy Inc.	53,890	1,717
	Core-Mark Holding Co. Inc.	52,982	1,716
	Steven Madden Ltd.	47,804	1,588
	Group 1 Automotive Inc.	20,317	1,518
*	Installed Building Products Inc.	24,268	1,381
*	RH	9,520	1,364
	Cooper Tire & Rubber Co.	57,926	1,361
*	Rent-A-Center Inc.	51,838	1,323
*	M/I Homes Inc.	31,855	1,151
*	Asbury Automotive Group Inc.	11,955	1,127
	Abercrombie & Fitch Co.	76,965	1,125
	Winnebago Industries Inc.	33,510	1,073
	Big Lots Inc.	46,114	1,049
	Wolverine World Wide Inc.	38,977	1,011
*	G-III Apparel Group Ltd.	48,065	986
	Caleres Inc.	48,729	982
*	Century Communities Inc.	31,891	899
*	Garrett Motion Inc.	86,190	848
*	American Axle & Manufacturing Holdings Inc.	129,979	824
	Office Depot Inc.	631,397	821
*	Shutterfly Inc.	15,072	767
	Sonic Automotive Inc. Class A	27,653	744
*	Universal Electronics Inc.	16,028	724
*	Genesco Inc.	20,059	716
*	Cooper-Standard Holdings Inc.	18,848	706
*	Fossil Group Inc.	52,734	675
*	William Lyon Homes Class A	38,054	672
	Buckle Inc.	32,937	646
*	Conn’s Inc.	28,350	572
*	Zumiez Inc.	21,971	571
	Callaway Golf Co.	31,666	562
	Standard Motor Products Inc.	11,613	515
*	Red Robin Gourmet Burgers Inc.	14,965	501
	Designer Brands Inc. Class A	29,857	492
	Ethan Allen Interiors Inc.	28,548	491
	Cato Corp. Class A	26,500	454
	Oxford Industries Inc.	6,482	452
*	Gentherm Inc.	12,033	442
	Chico’s FAS Inc.	136,540	426
	Haverty Furniture Cos. Inc.	21,747	416
^	GameStop Corp. Class A	104,495	415
*	Vista Outdoor Inc.	66,547	372
*	Shutterstock Inc.	10,573	371
^	PetMed Express Inc.	23,180	366
*	MarineMax Inc.	25,022	362
*	Hibbett Sports Inc.	21,299	352
*	Boot Barn Holdings Inc.	9,809	336
*	Unifi Inc.	16,798	323

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
*	Motorcar Parts of America Inc.	21,746	316
*,^	Lumber Liquidators Holdings Inc.	33,069	311
	Sturm Ruger & Co. Inc.	7,234	297
*	Monarch Casino & Resort Inc.	6,317	280
*,^	JC Penney Co. Inc.	365,060	272
*	Vera Bradley Inc.	24,241	257
*	Chuy’s Holdings Inc.	6,837	173
*	Express Inc.	77,495	164
*	Barnes & Noble Education Inc.	40,263	157
	Mova do Group Inc.	6,111	132
*	Fiesta Restaurant Group Inc.	13,876	120
	Tile Shop Holdings Inc.	44,058	119
*	Vitamin Shoppe Inc.	18,094	117
	Superior Industries International Inc.	27,008	74
*	Nautilus Inc.	34,753	48
*	Kirkland’s Inc.	16,750	25
			59,174
Consumer Staples (3.9%)
*	Darling Ingredients Inc.	190,302	3,540
	Coca-Cola Consolidated Inc.	5,362	1,805
	Universal Corp.	28,865	1,445
	J&J Snack Foods Corp.	6,783	1,309
*	Central Garden & Pet Co. Class A	47,698	1,148
	Vector Group Ltd.	77,783	908
	Cal-Maine Foods Inc.	19,963	809
	Andersons Inc.	30,365	696
	Calavo Growers Inc.	5,962	529
	John B Sanfilippo & Son Inc.	5,588	517
*	United Natural Foods Inc.	60,783	489
	SpartanNash Co.	42,020	453
^	B&G Foods Inc.	26,395	447
*	Chefs’ Warehouse Inc.	11,206	432
*	Central Garden & Pet Co.	12,005	317
	MGP Ingredients Inc.	5,439	262
	National Beverage Corp.	6,200	254
*	USANA Health Sciences Inc.	3,698	251
*	Seneca Foods Corp. Class A	7,648	210
	Dean Foods Co.	105,902	107
			15,928
Energy (4.5%)
*	PDC Energy Inc.	72,329	2,304
*	Dril-Quip Inc.	41,834	1,918
*	SRC Energy Inc.	281,183	1,412
*	Helix Energy Solutions Group Inc.	161,594	1,170
	SM Energy Co.	119,294	1,131
*	Oil States International Inc.	69,858	963
*	SEACOR Holdings Inc.	20,132	946
^	US Silica Holdings Inc.	84,998	864
*	Par Pacific Holdings Inc.	34,952	760
*	Newpark Resources Inc.	104,660	692
*	C&J Energy Services Inc.	71,063	679
*	Matrix Service Co.	30,969	615
*	Diamond Offshore Drilling Inc.	74,657	485
*	REX American Resources Corp.	6,514	447
*	Laredo Petroleum Inc.	177,852	441
*	Gulfport Energy Corp.	167,280	401
*	Exterran Corp.	36,445	384
	Green Plains Inc.	41,470	340
	Nabors Industries Ltd.	194,380	327
*	CONSOL Energy Inc.	18,500	310
*	Noble Corp. plc	163,748	262
*	TETRA Technologies Inc.	144,812	240
	RPC Inc.	44,200	235
*	Bonanza Creek Energy Inc.	10,382	234
*	Geospace Technologies Corp.	15,712	192
*	Whiting Petroleum Corp.	23,223	154
*	Era Group Inc.	12,628	120
*	Unit Corp.	35,843	109
*	Gulf Island Fabrication Inc.	16,013	101
*	Ring Energy Inc.	68,911	101
*	Superior Energy Services Inc.	181,437	61
			18,398
Financials (21.4%)
	Apollo Commercial Real Estate Finance Inc.	159,030	2,950
	Columbia Banking System Inc.	84,966	2,932
	First Financial Bancorp	113,896	2,667
	Simmons First National Corp. Class A	110,737	2,658
	Invesco Mortgage Capital Inc.	164,601	2,474
	ProAssurance Corp.	62,073	2,425
	United Community Banks Inc.	91,297	2,411
	Ameris Bancorp	66,827	2,352
	PennyMac Mortgage Investment Trust	97,513	2,122
	Horace Mann Educators Corp.	47,536	2,085
	Banner Corp.	36,105	1,946
	Northwest Bancshares Inc.	122,703	1,940

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
	Selective Insurance Group Inc.	23,950	1,907
	Hope Bancorp Inc.	138,964	1,863
	Walker & Dunlop Inc.	32,674	1,825
*	PRA Group Inc.	52,418	1,790
	NBT Bancorp Inc.	50,552	1,768
	James River Group Holdings Ltd.	34,845	1,717
	Provident Financial Services Inc.	70,940	1,689
	Safety Insurance Group Inc.	16,882	1,628
	Employers Holdings Inc.	37,021	1,597
	Berkshire Hills Bancorp Inc.	52,578	1,542
	Pacific Premier Bancorp Inc.	52,129	1,536
	Eagle Bancorp Inc.	36,703	1,495
	First Commonwealth Financial Corp.	113,763	1,407
	CVB Financial Corp.	62,578	1,287
	Flagstar Bancorp Inc.	33,284	1,210
	Southside Bancshares Inc.	36,615	1,206
	American Equity Investment Life Holding Co.	55,647	1,199
	Piper Jaffray Cos.	16,439	1,196
	First BanCorp	123,042	1,179
*	NMI Holdings Inc. Class A	41,360	1,172
	First Midwest Bancorp Inc.	58,024	1,114
*	Encore Capital Group Inc.	29,699	1,096
	Great Western Bancorp Inc.	35,529	1,060
	Boston Private Financial Holdings Inc.	96,820	1,028
	Meta Financial Group Inc.	31,921	987
	Stewart Information Services Corp.	27,392	981
*	Ambac Financial Group Inc.	52,611	949
*	Enova International Inc.	38,979	932
	ServisFirst Bancshares Inc.	30,318	922
	New York Mortgage Trust Inc.	142,387	876
	Northfield Bancorp Inc.	54,672	849
*	Axos Financial Inc.	31,798	824
*	Third Point Reinsurance Ltd.	86,113	811
	Capstead Mortgage Corp.	109,123	793
	Oritani Financial Corp.	44,202	757
*	INTL. FCStone Inc.	18,532	727
	Banc of California Inc.	49,513	721
	Dime Community Bancshares Inc.	35,347	701
	Waddell & Reed Financial Inc. Class A	43,316	700
	Hanmi Financial Corp.	35,769	641
*	Customers Bancorp Inc.	33,046	624
	S&T Bancorp Inc.	17,820	610
	Brookline Bancorp Inc.	43,256	607
	Tompkins Financial Corp.	7,589	600
	Granite Point Mortgage Trust Inc.	31,645	579
	OFG Bancorp	27,189	558
	Opus Bank	24,924	517
	AMERISAFE Inc.	7,344	505
*	EZCORP Inc. Class A	60,600	477
	Preferred Bank	8,863	443
	Central Pacific Financial Corp.	15,886	442
	Heritage Financial Corp.	16,872	442
*	World Acceptance Corp.	3,285	437
	ARMOUR Residential REIT Inc.	26,582	436
	Veritex Holdings Inc.	17,870	422
	TrustCo Bank Corp. NY	54,861	421
*	Donnelley Financial Solutions Inc.	39,446	419
	Franklin Financial Network Inc.	14,298	414
	Virtus Investment Partners Inc.	3,787	404
	National Bank Holdings Corp. Class A	12,347	403
*	HomeStreet Inc.	14,097	372
	United Insurance Holdings Corp.	24,933	292
	WisdomTree Investments Inc.	48,934	235
	Greenhill & Co. Inc.	8,028	113
			87,416
Health Care (4.3%)
*	Select Medical Holdings Corp.	125,112	2,029
*	Magellan Health Inc.	27,771	1,750
*	LHC Group Inc.	12,177	1,443
*	Myriad Genetics Inc.	39,833	937
*	Anika Therapeutics Inc.	16,421	932
*	Emergent BioSolutions Inc.	20,391	893
*	Medicines Co.	20,142	845
*	Providence Service Corp.	12,828	721
*	Cambrex Corp.	11,288	676
*	Momenta Pharmaceuticals Inc.	38,726	489
*	Varex Imaging Corp.	17,698	466
*	Genomic Health Inc.	5,950	456
*	Natus Medical Inc.	16,467	456
*	Cross Country Healthcare Inc.	42,472	435
*	Cytokinetics Inc.	30,745	432
*	AMAG Pharmaceuticals Inc.	38,925	425
*,^	Lannett Co. Inc.	39,615	408
*	Orthofix Medical Inc.	7,714	392
*	Diplomat Pharmacy Inc.	65,726	382
	Owens & Minor Inc.	72,593	369

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
*	Lantheus Holdings Inc.	15,276	332
*	HealthStream Inc.	12,685	321
*	OraSure Technologies Inc.	39,351	260
	Phibro Animal Health Corp. Class A	12,436	257
*	Cutera Inc.	8,599	248
	LeMaitre Vascular Inc.	7,344	233
*	Community Health Systems Inc.	77,917	194
*	Akorn Inc.	65,580	190
	Invacare Corp.	39,014	189
	Computer Programs & Systems Inc.	7,334	155
*	Assertio Therapeutics Inc.	74,053	107
*	Acorda Therapeutics Inc.	24,953	81
			17,503
Industrials (18.9%)
	SkyWest Inc.	59,169	3,388
	Moog Inc. Class A	37,513	3,048
	ABM Industries Inc.	76,651	2,856
	Universal Forest Products Inc.	70,859	2,771
*	Saia Inc.	29,896	2,557
*	FTI Consulting Inc.	22,832	2,469
*	Mercury Systems Inc.	25,572	2,190
	Arcosa Inc.	55,845	1,814
	John Bean Technologies Corp.	17,533	1,794
	Mueller Industries Inc.	65,393	1,724
*	SPX FLOW Inc.	49,116	1,656
	Watts Water Technologies Inc. Class A	16,633	1,524
	Simpson Manufacturing Co. Inc.	23,676	1,520
	Viad Corp.	23,428	1,514
	EnPro Industries Inc.	23,953	1,492
*	American Woodmark Corp.	17,341	1,428
*	Chart Industries Inc.	22,321	1,403
	Barnes Group Inc.	31,128	1,396
	Encore Wire Corp.	24,137	1,303
	Alamo Group Inc.	11,134	1,271
	Hillenbrand Inc.	41,967	1,152
	Apogee Enterprises Inc.	30,731	1,135
*	GMS Inc.	37,348	1,100
	Cubic Corp.	15,568	1,078
	Matthews International Corp. Class A	36,661	1,074
	Applied Industrial Technologies Inc.	20,070	1,071
	Kaman Corp.	17,762	1,037
	Korn Ferry	26,085	1,019
	Standex International Corp.	14,625	1,005
*	Hub Group Inc. Class A	22,078	951
*	Patrick Industries Inc.	26,176	946
	Federal Signal Corp.	30,666	911
*	TrueBlue Inc.	46,412	901
	Marten Transport Ltd.	44,826	882
	Wabash National Corp.	64,066	874
	Kelly Services Inc. Class A	36,042	873
	Greenbrier Cos. Inc.	37,457	872
	ArcBest Corp.	29,348	869
	Brady Corp. Class A	18,234	861
	AAR Corp.	19,609	842
*	CIRCOR International Inc.	23,006	791
	AAON Inc.	16,409	787
*	Atlas Air Worldwide Holdings Inc.	29,889	773
	Interface Inc. Class A	69,189	764
	Actuant Corp. Class A	34,095	757
	Tennant Co.	10,894	745
	Forward Air Corp.	11,950	744
	Hawaiian Holdings Inc.	30,479	744
	Comfort Systems USA Inc.	19,157	741
	Astec Industries Inc.	25,985	717
*	Aegion Corp. Class A	36,254	716
	Pitney Bowes Inc.	197,428	703
	Griffon Corp.	40,051	699
	Triumph Group Inc.	33,472	695
	Quanex Building Products Corp.	38,195	658
*	Echo Global Logistics Inc.	32,173	645
	Navigant Consulting Inc.	22,233	620
	Lindsay Corp.	6,850	605
	Resources Connection Inc.	34,768	575
*	Team Inc.	34,883	575
*	Gibraltar Industries Inc.	14,140	569
*	MYR Group Inc.	19,158	549
*	PGT Innovations Inc.	30,980	496
	Heartland Express Inc.	21,992	452
*	Lydall Inc.	20,268	408
	Powell Industries Inc.	10,165	369
	AZZ Inc.	8,764	362
	Heidrick & Struggles International Inc.	10,379	276
*	Veritiv Corp.	14,899	247
	Briggs & Stratton Corp.	48,563	210
	RR Donnelley & Sons Co.	82,200	199
	Park Aerospace Corp.	10,811	183
	Insteel Industries Inc.	9,515	178
	Titan International Inc.	57,946	151
	LSC Communications Inc.	38,494	50
			77,324
Information Technology (15.7%)
*	Finisar Corp.	135,990	3,075
*	Itron Inc.	38,631	2,683
*	II-VI Inc.	68,963	2,587
*	Sanmina Corp.	79,694	2,303
	ManTech International Corp. Class A	30,835	2,167
*	Anixter International Inc.	33,447	2,006

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
*	Plexus Corp.	34,767	1,989
*	Insight Enterprises Inc.	41,303	1,985
*	Rambus Inc.	127,109	1,594
	Kulicke & Soffa Industries Inc.	75,097	1,564
*	ExlService Holdings Inc.	23,010	1,558
*	FormFactor Inc.	86,150	1,472
*	SolarEdge Technologies Inc.	17,537	1,437
	Methode Electronics Inc.	42,732	1,356
*	Advanced Energy Industries Inc.	25,623	1,323
*	Sykes Enterprises Inc.	45,587	1,322
*	NETGEAR Inc.	36,383	1,263
*	Qualys Inc.	15,172	1,208
	Benchmark Electronics Inc.	44,555	1,180
	CSG Systems International Inc.	21,880	1,179
*	OSI Systems Inc.	11,088	1,164
*	TTM Technologies Inc.	108,442	1,156
	Power Integrations Inc.	12,854	1,144
	TiVo Corp.	144,323	1,087
	Xperi Corp.	56,949	1,043
*	Knowles Corp.	50,426	1,023
*	LivePerson Inc.	24,820	986
*	Rogers Corp.	7,074	937
*	Diodes Inc.	24,038	879
	EVERTEC Inc.	24,952	870
	NIC Inc.	41,772	870
*	ScanSource Inc.	29,704	839
*	Fabrinet	16,606	838
*	Photronics Inc.	77,354	835
	Badger Meter Inc.	15,819	816
*	Alarm.com Holdings Inc.	16,317	777
	TTEC Holdings Inc.	16,021	752
	Comtech Telecommunications Corp.	27,911	747
*	Cray Inc.	19,950	697
	MTS Systems Corp.	11,628	661
*	MicroStrategy Inc. Class A	4,454	638
*	ePlus Inc.	7,705	630
	Progress Software Corp.	16,419	620
*	MaxLinear Inc.	28,903	573
	ADTRAN Inc.	55,149	566
*	Ichor Holdings Ltd.	25,813	549
*	Ultra Clean Holdings Inc.	45,367	542
*	Diebold Nixdorf Inc.	47,705	535
*	Veeco Instruments Inc.	56,137	520
*	FARO Technologies Inc.	9,592	472
*	Extreme Networks Inc.	68,617	458
*	CEVA Inc.	14,233	447
*	Rudolph Technologies Inc.	19,324	425
*	Digi International Inc.	32,408	414
	Ebix Inc.	11,153	395
*	PDF Solutions Inc.	32,271	378
	Daktronics Inc.	45,996	333
	Monotype Imaging Holdings Inc.	15,795	312
	Cohu Inc.	26,129	311
*	Axcelis Technologies Inc.	20,154	309
*,^	Applied Optoelectronics Inc.	21,834	194
*	OneSpan Inc.	11,963	162
*	DSP Group Inc.	11,468	159
*	Arlo Technologies Inc.	49,910	157
*	CalAmp Corp.	15,044	144
	Bel Fuse Inc. Class B	11,672	128
*	SMART Global Holdings Inc.	4,205	119
*	Kopin Corp.	32,716	30
			63,892
Materials (5.5%)
	HB Fuller Co.	58,755	2,503
	Stepan Co.	23,504	2,242
	Balchem Corp.	16,805	1,492
	Boise Cascade Co.	45,022	1,414
	Trinseo SA	35,744	1,254
	Neenah Inc.	19,485	1,243
	Schweitzer-Mauduit International Inc.	35,693	1,197
*	Livent Corp.	168,665	1,037
*	Kraton Corp.	36,999	1,015
*	US Concrete Inc.	18,253	740
	PH Glatfelter Co.	50,818	731
*	AdvanSix Inc.	32,710	731
	Myers Industries Inc.	40,898	688
	Innophos Holdings Inc.	22,702	638
*	Koppers Holdings Inc.	23,887	633
*	Ferro Corp.	61,591	628
	Mercer International Inc.	49,978	602
	Tredegar Corp.	29,509	510
	Materion Corp.	8,219	484
	Haynes International Inc.	14,471	432
	American Vanguard Corp.	30,254	429
*	Century Aluminum Co.	57,500	317
*	AK Steel Holding Corp.	145,758	315
*	Clearwater Paper Corp.	19,030	305
*	TimkenSteel Corp.	45,452	237
	Rayonier Advanced Materials Inc.	57,568	202
	FutureFuel Corp.	14,675	158
	Olympic Steel Inc.	10,527	113
*	LSB Industries Inc.	23,677	110
			22,400
Other (0.0%)[2]
*,§	A Schulman Inc. CVR	29,338	13

Real Estate (6.9%)
	Xenia Hotels & Resorts Inc.	130,102	2,629
	Lexington Realty Trust	241,439	2,509
	Retail Opportunity Investments Corp.	132,031	2,312
	Chesapeake Lodging Trust	70,176	1,807

S&P Small-Cap 600 Value Index Fund

			Market
			Value•
		Shares	($000)
	Independence Realty Trust Inc.	103,792	1,444
	Kite Realty Group Trust	96,936	1,385
	Summit Hotel Properties Inc.	121,374	1,354
	Washington REIT	50,846	1,347
	Acadia Realty Trust	41,121	1,125
	American Assets Trust Inc.	23,971	1,123
	Global Net Lease Inc.	56,187	1,078
	iStar Inc.	74,768	957
	Franklin Street Properties Corp.	123,931	938
	Chatham Lodging Trust	53,828	893
	DiamondRock Hospitality Co.	86,173	816
	LTC Properties Inc.	14,666	716
	Office Properties Income Trust	25,588	694
	Realogy Holdings Corp.	132,074	631
	Hersha Hospitality Trust Class A	41,601	578
	Whitestone REIT	46,005	571
	RE/MAX Holdings Inc. Class A	20,553	528
	Getty Realty Corp.	16,495	524
	Universal Health Realty Income Trust	5,402	522
	RPT Realty	34,373	409
^	Pennsylvania REIT	68,811	354
	Saul Centers Inc.	5,115	257
	Cedar Realty Trust Inc.	98,998	235
	NorthStar Realty Europe Corp.	12,783	216
	CBL & Associates Properties Inc.	200,485	182
			28,134
	Utilities (2.5%)
	South Jersey Industries Inc.	106,715	3,451
	Avista Corp.	40,251	1,888
	El Paso Electric Co.	22,052	1,471
	California Water Service Group	23,920	1,350
	American States Water Co.	13,611	1,260
	Northwest Natural Holding Co.	11,958	853
			10,273
	Total Common Stocks
	(Cost $428,498)		407,317
	Temporary Cash Investment (0.9%)[1]
	Money Market Fund (0.9%)
3,4	Vanguard Market Liquidity Fund, 2.249%
	(Cost $3,723)	37,224	3,723
	Total Investments (100.7%)
	(Cost $432,221)		411,040

Amount
($000)
Other Assets and Liabilities (-0.7%)
Other Assets
Investment in Vanguard	20
Receivables for Accrued Income	374
Receivables for Capital Shares Issued	9
Other Assets[5]	38
Total Other Assets	441
Liabilities
Payables for Investment Securities Purchased	(1,253)
Collateral for Securities on Loan	(2,186)
Payables for Capital Shares Redeemed	(1)
Payables to Vanguard	(32)
Variation Margin Payable—Futures Contracts	(2)
Total Liabilities	(3,474)
Net Assets (100%)	408,007

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	472,285
Total Distributable Earnings (Loss)	(64,278)
Net Assets	408,007

ETF Shares—Net Assets
Applicable to 3,025,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	372,784
Net Asset Value Per Share—ETF Shares	$123.23

S&P Small-Cap 600 Value Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 136,687 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,223
Net Asset Value Per Share—Institutional Shares	$257.69

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers.

The total value of securities on loan is $1,939,000.

§ Security value determined using significant unobservable inputs.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.

2 “Other” represents securities that are not classified by the fund’s benchmark index.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $2,186,000 of collateral received for securities on loan.

5 Cash of $36,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
E-mini Russell 2000 Index	September 2019	11		822	(1)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Dividends	7,287
Interest[1]	21
Securities Lending—Net	102
Total Income	7,410
Expenses
The Vanguard Group—Note B
Investment Advisory Services	61
Management and Administrative—ETF Shares	441
Management and Administrative—Institutional Shares	17
Marketing and Distribution—ETF Shares	21
Marketing and Distribution—Institutional Shares	1
Custodian Fees	15
Auditing Fees	32
Shareholders’ Reports—ETF Shares	20
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	608
Expenses Paid Indirectly	(16)
Net Expenses	592
Net Investment Income	6,818
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(16,968)
Futures Contracts	(96)
Realized Net Gain (Loss)	(17,064)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(59,662)
Futures Contracts	(35)
Change in Unrealized Appreciation (Depreciation)	(59,697)
Net Increase (Decrease) in Net Assets Resulting from Operations	(69,943)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $19,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes $14,040,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,818	4,855
Realized Net Gain (Loss)	(17,064)	36,261
Change in Unrealized Appreciation (Depreciation)	(59,697)	33,817
Net Increase (Decrease) in Net Assets Resulting from Operations	(69,943)	74,933
Distributions
Net Investment Income
ETF Shares	(6,228)	(3,976)
Institutional Shares	(546)	(197)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(6,774)	(4,173)
Capital Share Transactions
ETF Shares	34,893	132,869
Institutional Shares	7,713	16,900
Net Increase (Decrease) from Capital Share Transactions	42,606	149,769
Total Increase (Decrease)	(34,111)	220,529
Net Assets
Beginning of Period	442,118	221,589
End of Period	408,007	442,118

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$149.05	$118.23	$106.98	$94.66	$98.93
Investment Operations
Net Investment Income	2.141[1]	2.087[1]	1.749[1]	1.352	1.337
Net Realized and Unrealized Gain (Loss) on Investments	(25.811)	30.593	11.165	12.736	(4.323)
Total from Investment Operations	(23.670)	32.680	12.914	14.088	(2.986)
Distributions
Dividends from Net Investment Income	(2.150)	(1.860)	(1.664)	(1.768)	(1.284)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.150)	(1.860)	(1.664)	(1.768)	(1.284)
Net Asset Value, End of Period	$123.23	$149.05	$118.23	$106.98	$94.66

Total Return	-15.93%	27.84%	12.11%	15.14%	-3.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$373	$410	$210	$126	$95
Ratio of Total Expenses to Average Net Assets	0.15%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.54%	1.49%	1.49%	1.43%
Portfolio Turnover Rate[2]	39%	34%	46%	42%	43%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Financial Highlights

Institutional Shares
					Nov. 19,
					2014[1] to
For a Share Outstanding	Year Ended August 31,				Aug. 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$311.75	$247.26	$223.74	$198.02	$206.40
Investment Operations
Net Investment Income	4.609[2]	4.630[2]	3.829[2]	3.057	2.201
Net Realized and Unrealized Gain (Loss) on Investments	(53.914)	64.065	23.461	26.649	(7.820)
Total from Investment Operations	(49.305)	68.695	27.290	29.706	(5.619)
Distributions
Dividends from Net Investment Income	(4.755)	(4.205)	(3.770)	(3.986)	(2.761)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.755)	(4.205)	(3.770)	(3.986)	(2.761)
Net Asset Value, End of Period	$257.69	$311.75	$247.26	$223.74	$198.02

Total Return	-15.87%	28.01%	12.25%	15.28%	-2.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35	$32	$12	$35	$15
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.73%	1.66%	1.61%	1.61%	1.55%[3]
Portfolio Turnover Rate[4]	39%	34%	46%	42%	43%

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares were first issued on December 15, 2010; the sole shareholder redeemed shortly thereafter. Institutional Shares were next issued on November 19, 2014. The Financial Highlights included in these financial statements are based on activity of the Institutional Shares since November 19, 2014.

A.           The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended August 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

S&P Small-Cap 600 Value Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.           In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $20,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.           The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $16,000 (an annual rate of 0.00% of average net assets).

D.           Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	407,304	—	13
Temporary Cash Investments	3,723	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	411,025	—	13

1 Represents variation margin on the last day of the reporting period.

S&P Small-Cap 600 Value Index Fund

E.           Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	14,040
Total Distributable Earnings (Loss)	(14,040)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	1,438
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(44,517)
Net Unrealized Gains (Losses)	(21,181)

As of August 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	432,221
Gross Unrealized Appreciation	51,340
Gross Unrealized Depreciation	(72,521)
Net Unrealized Appreciation (Depreciation)	(21,181)

F.            During the year ended August 31, 2019, the fund purchased $276,908,000 of investment securities and sold $232,290,000 of investment securities, other than temporary cash investments. Purchases and sales include $102,037,000 and $71,677,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2019, such purchases and sales were $106,089,000 and $89,391,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

S&P Small-Cap 600 Value Index Fund

G.          Capital share transactions for each class of shares were:

	Year Ended August 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	111,667	925	272,189	2,025
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(76,774)	(650)	(139,320)	(1,050)
Net Increase (Decrease)—ETF Shares	34,893	275	132,869	975
Institutional Shares
Issued	19,429	76	19,113	64
Issued in Lieu of Cash Distributions	498	2	197	1
Redeemed	(12,214)	(45)	(2,410)	(9)
Net Increase (Decrease)—Institutional Shares	7,713	33	16,900	56

H.           Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 7, 2010, Through August 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended August 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/7/2010)	Investment
S&P Small-Cap 600 Growth Index Fund ETF Shares Net Asset Value	-14.32%	9.54%	14.20%	$32,959
S&P Small-Cap 600 Growth Index Fund ETF Shares Market Price	-14.39	9.55	14.19	32,939
S&P SmallCap 600 Growth Index	-14.21	9.72	14.41	33,488
Dow Jones U.S. Total Stock Market Float Adjusted Index	1.23	9.55	13.72	31,730

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

S&P Small-Cap 600 Growth Index Fund

Cumulative Returns of ETF Shares: September 7, 2010, Through August 31, 2019

			Since
	One	Five	Inception
	Year	Years	(9/7/2010)
S&P Small-Cap 600 Growth Index Fund ETF Shares Market Price	-14.39%	57.75%	229.39%
S&P Small-Cap 600 Growth Index Fund ETF Shares Net Asset Value	-14.32	57.71	229.59
S&P SmallCap 600 Growth Index	-14.21	59.04	234.88

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

The market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

S&P Small-Cap 600 Growth Index Fund

Sector Diversification

As of August 31, 2019

Communication Services	2.4%
Consumer Discretionary	13.0
Consumer Staples	3.7
Energy	1.9
Financials	14.5
Health Care	20.8
Industrials	17.3
Information Technology	14.1
Materials	2.8
Real Estate	7.2
Utilities	2.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

S&P Small-Cap 600 Growth Index Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Communication Services (2.4%)
*	Iridium Communications Inc.	104,818	2,535
	Cogent Communications Holdings Inc.	30,489	1,856
*	Vonage Holdings Corp.	114,333	1,511
	Marcus Corp.	23,833	800
	EW Scripps Co. Class A	61,725	763
	ATN International Inc.	11,894	676
*	QuinStreet Inc.	42,543	487
*	TechTarget Inc.	15,411	366
*	Care.com Inc.	28,962	286
	Consolidated Communications Holdings Inc.	43,057	174
			9,454
Consumer Discretionary (13.0%)
	Strategic Education Inc.	23,917	4,048
	Wingstop Inc.	32,063	3,212
*	Fox Factory Holding Corp.	41,626	2,999
*	Shake Shack Inc. Class A	28,505	2,827
	Monro Inc.	36,184	2,812
*	Dorman Products Inc.	31,608	2,247
*,^	iRobot Corp.	30,598	1,891
*	Kontoor Brands Inc.	50,657	1,735
*	Cavco Industries Inc.	9,328	1,711
	Dave & Buster’s Entertainment Inc.	39,706	1,709
*	Crocs Inc.	71,315	1,590
*	Career Education Corp.	76,457	1,568
	Wolverine World Wide Inc.	60,014	1,557
	Children’s Place Inc.	17,286	1,508
*	Sleep Number Corp.	32,952	1,379
	Dine Brands Global Inc.	19,127	1,349
	Steven Madden Ltd.	40,040	1,330
*	RH	8,637	1,237
	Callaway Golf Co.	66,548	1,182
*	Shutterfly Inc.	23,205	1,181
*	Stamps.com Inc.	17,763	1,143
	Guess? Inc.	54,821	991
*	Asbury Automotive Group Inc.	10,020	945
*	Gentherm Inc.	25,376	931
	Oxford Industries Inc.	12,460	869
	BJ’s Restaurants Inc.	22,657	826
*	Boot Barn Holdings Inc.	21,702	743
	Ruth’s Hospitality Group Inc.	30,832	600
	Designer Brands Inc. Class A	34,320	566
*	Regis Corp.	32,077	519
	Sturm Ruger & Co. Inc.	12,152	498
	Standard Motor Products Inc.	10,942	485
*	American Public Education Inc.	18,038	437
*	Shutterstock Inc.	10,354	364
	Shoe Carnival Inc.	10,585	325
*	Monarch Casino & Resort Inc.	6,972	309
*	Chuy’s Holdings Inc.	11,945	303
	Tailored Brands Inc.	54,575	296
	Movado Group Inc.	12,175	262
*	El Pollo Loco Holdings Inc.	23,827	243
*	Liquidity Services Inc.	29,005	220
*	Fiesta Restaurant Group Inc.	12,610	109
*	Ascena Retail Group Inc.	185,980	46
			51,102
Consumer Staples (3.7%)
	WD-40 Co.	15,045	2,743
*	Avon Products Inc.	483,376	2,103
	J&J Snack Foods Corp.	10,014	1,933
	Medifast Inc.	12,976	1,297
	Inter Parfums Inc.	18,871	1,213
	Calavo Growers Inc.	11,457	1,016
^	B&G Foods Inc.	46,399	786
*	USANA Health Sciences Inc.	11,053	751
	Cal-Maine Foods Inc.	14,163	574
*	Chefs’ Warehouse Inc.	14,541	561
	Vector Group Ltd.	44,855	524

S&P Small-Cap 600 Growth Index Fund

			Market
			Value•
		Shares	($000)
	MGP Ingredients Inc.	8,743	421
	John B Sanfilippo & Son Inc.	4,303	398
	National Beverage Corp.	7,385	302
			14,622
Energy (1.9%)
	Archrock Inc.	139,376	1,353
*	ProPetro Holding Corp.	81,175	865
*	Carrizo Oil & Gas Inc.	94,017	779
	DMC Global Inc.	15,570	676
*	Denbury Resources Inc.	501,490	542
*	Whiting Petroleum Corp.	77,413	513
*	Renewable Energy Group Inc.	40,902	498
*	Penn Virginia Corp.	14,616	417
	Nabors Industries Ltd.	176,075	296
*	KLX Energy Services Holdings Inc.	25,166	252
*	Bonanza Creek Energy Inc.	10,655	240
*	CONSOL Energy Inc.	12,597	211
*	Noble Corp. plc	116,763	187
*	HighPoint Resources Corp.	121,352	142
	RPC Inc.	21,625	115
*	Era Group Inc.	10,393	99
*	Unit Corp.	26,720	81
			7,266
Financials (14.5%)
	FirstCash Inc.	47,049	4,645
	RLI Corp.	42,743	3,914
	Glacier Bancorp Inc.	93,400	3,707
	Community Bank System Inc.	56,187	3,427
	Selective Insurance Group Inc.	41,970	3,342
	Old National Bancorp	163,170	2,741
	Independent Bank Corp.	37,420	2,530
	LegacyTexas Financial Group Inc.	49,407	1,996
	Westamerica Bancorporation	29,365	1,809
	Redwood Trust Inc.	105,695	1,755
*	eHealth Inc.	20,748	1,729
	City Holding Co.	17,977	1,337
*	Seacoast Banking Corp. of Florida	56,089	1,309
	First Midwest Bancorp Inc.	66,980	1,286
*	Blucora Inc.	52,803	1,192
	First BanCorp	120,956	1,159
	CVB Financial Corp.	52,436	1,079
	United Fire Group Inc.	23,385	1,056
	American Equity Investment Life Holding Co.	46,633	1,005
*	NMI Holdings Inc. Class A	34,656	982
	AMERISAFE Inc.	14,102	969
	Universal Insurance Holdings Inc.	34,827	871
	Great Western Bancorp Inc.	28,616	854
*	Triumph Bancorp Inc.	26,850	805
	Veritex Holdings Inc.	32,883	776
*	Axos Financial Inc.	28,894	749
	S&T Bancorp Inc.	20,654	707
	New York Mortgage Trust Inc.	114,744	706
	Waddell & Reed Financial Inc. Class A	40,839	660
	ServisFirst Bancshares Inc.	21,519	654
	Brookline Bancorp Inc.	46,261	649
	National Bank Holdings Corp. Class A	16,704	545
	Heritage Financial Corp.	20,224	529
	ARMOUR Residential REIT Inc.	31,918	524
	Granite Point Mortgage Trust Inc.	28,643	524
*	World Acceptance Corp.	3,786	503
	Tompkins Financial Corp.	6,340	501
	Central Pacific Financial Corp.	16,193	450
	OFG Bancorp	21,827	448
	Virtus Investment Partners Inc.	4,027	430
	TrustCo Bank Corp. NY	53,704	412
	WisdomTree Investments Inc.	82,014	394
*	HomeStreet Inc.	13,267	350
	Preferred Bank	6,825	341
	HCI Group Inc.	7,315	285
	Greenhill & Co. Inc.	11,874	167
			56,803
Health Care (20.8%)
*	Repligen Corp.	48,711	4,521
*	Neogen Corp.	56,842	4,009
*	Arrowhead Pharmaceuticals Inc.	103,397	3,533
*	HMS Holdings Corp.	94,984	3,470
*	Omnicell Inc.	44,954	3,228
*	AMN Healthcare Services Inc.	50,839	2,969
	CONMED Corp.	28,325	2,854
*	NeoGenomics Inc.	111,742	2,791
	Ensign Group Inc.	54,339	2,712
*	LHC Group Inc.	20,436	2,422
*	Medicines Co.	57,099	2,396
*	Integer Holdings Corp.	32,733	2,370

S&P Small-Cap 600 Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Medpace Holdings Inc.	28,513	2,307
*	Merit Medical Systems Inc.	59,994	2,087
*	Xencor Inc.	52,238	1,947
	US Physical Therapy Inc.	13,915	1,858
*	Cardiovascular Systems Inc.	37,981	1,839
*	Cambrex Corp.	26,058	1,562
*	Supernus Pharmaceuticals Inc.	57,131	1,544
*	BioTelemetry Inc.	36,867	1,462
*	Corcept Therapeutics Inc.	113,987	1,437
*	Genomic Health Inc.	17,824	1,366
*	Emergent BioSolutions Inc.	30,101	1,318
*	Enanta Pharmaceuticals Inc.	17,382	1,226
*	REGENXBIO Inc.	33,585	1,158
*	Tabula Rasa HealthCare Inc.	19,908	1,131
*	CryoLife Inc.	37,499	1,005
*	Myriad Genetics Inc.	42,460	999
*	Addus HomeCare Corp.	11,084	975
*	Tivity Health Inc.	52,101	951
*	Tactile Systems Technology Inc.	18,709	944
	Mesa Laboratories Inc.	4,264	943
	Luminex Corp.	45,681	937
*	Momenta Pharmaceuticals Inc.	71,085	898
*	Amphastar Pharmaceuticals Inc.	38,565	866
*	Innoviva Inc.	74,135	859
*	Spectrum Pharmaceuticals Inc.	116,025	852
*	CorVel Corp.	9,904	834
*	Vanda Pharmaceuticals Inc.	57,870	815
*	AngioDynamics Inc.	40,683	747
*	NextGen Healthcare Inc.	52,315	743
*	Surmodics Inc.	14,570	686
*	Orthofix Medical Inc.	13,478	685
*	Varex Imaging Corp.	24,990	659
*	Eagle Pharmaceuticals Inc.	11,205	632
*	Lantheus Holdings Inc.	27,864	606
*	ANI Pharmaceuticals Inc.	9,163	600
*	Natus Medical Inc.	21,449	594
*	Heska Corp.	7,586	533
*	Endo International plc	218,912	519
*	Cytokinetics Inc.	33,897	476
	Meridian Bioscience Inc.	46,359	428
*	Progenics Pharmaceuticals Inc.	93,049	409
*	HealthStream Inc.	15,860	401
	LeMaitre Vascular Inc.	10,397	329
	Phibro Animal Health Corp. Class A	10,374	214
*	Cutera Inc.	7,244	209
*	OraSure Technologies Inc.	30,363	200
*	Community Health Systems Inc.	55,229	138
	Computer Programs & Systems Inc.	6,380	135
*	Akorn Inc.	41,339	120
*	Acorda Therapeutics Inc.	19,847	64
			81,522
Industrials (17.2%)
*	Aerojet Rocketdyne Holdings Inc.	78,913	4,122
	Exponent Inc.	56,595	4,012
	UniFirst Corp.	16,743	3,280
*	Mercury Systems Inc.	36,216	3,101
*	Proto Labs Inc.	29,286	2,775
	Albany International Corp. Class A	33,224	2,732
	ESCO Technologies Inc.	28,328	2,157
*	FTI Consulting Inc.	19,894	2,151
	Allegiant Travel Co. Class A	14,031	1,992
	Franklin Electric Co. Inc.	42,008	1,926
	John Bean Technologies Corp.	17,939	1,836
*	SPX Corp.	47,841	1,816
	Brady Corp. Class A	36,549	1,725
	Matson Inc.	46,714	1,660
*	Harsco Corp.	87,467	1,566
	Mobile Mini Inc.	49,065	1,534
	US Ecology Inc.	24,096	1,459
	Korn Ferry	36,940	1,444
	AAON Inc.	28,819	1,382
	Simpson Manufacturing Co. Inc.	21,481	1,379
	Watts Water Technologies Inc. Class A	14,498	1,328
	Forward Air Corp.	20,040	1,248
	Applied Industrial Technologies Inc.	23,167	1,237
*	AeroVironment Inc.	23,239	1,198
	Cubic Corp.	16,578	1,148
	Raven Industries Inc.	39,312	1,147
*	Chart Industries Inc.	17,962	1,129
	Federal Signal Corp.	36,850	1,095
	Barnes Group Inc.	22,193	995
*	Gibraltar Industries Inc.	21,810	878
	Comfort Systems USA Inc.	22,178	857
	AZZ Inc.	20,272	837
	Kaman Corp.	13,674	798
	Hillenbrand Inc.	28,602	785
	Actuant Corp. Class A	34,728	771
	AAR Corp.	17,115	735
*	Hub Group Inc. Class A	16,412	707
	Tennant Co.	9,540	652

S&P Small-Cap 600 Growth Index Fund

			Market
			Value•
		Shares	($000)
	Heartland Express Inc.	31,026	638
	Navigant Consulting Inc.	21,823	608
	Hawaiian Holdings Inc.	23,512	574
*	DXP Enterprises Inc.	17,409	565
*	PGT Innovations Inc.	34,262	548
*	Vicor Corp.	17,669	539
	Triumph Group Inc.	22,794	474
	National Presto Industries Inc.	5,477	469
	Lindsay Corp.	5,279	466
	Forrester Research Inc.	11,229	392
	Heidrick & Struggles International Inc.	11,019	293
	Insteel Industries Inc.	10,985	205
	Park Aerospace Corp.	11,011	186
			67,551
Information Technology (14.0%)
	Cabot Microelectronics Corp.	31,688	3,950
*	Viavi Solutions Inc.	249,393	3,464
*	SolarEdge Technologies Inc.	32,136	2,633
	Brooks Automation Inc.	78,668	2,622
*	8x8 Inc.	105,031	2,553
*	SPS Commerce Inc.	39,078	1,975
*	Rogers Corp.	13,552	1,795
*	Qualys Inc.	22,408	1,784
	Power Integrations Inc.	19,784	1,761
*	Bottomline Technologies DE Inc.	41,257	1,702
*	LivePerson Inc.	41,651	1,655
	EVERTEC Inc.	41,844	1,459
*	Perficient Inc.	35,937	1,324
	Progress Software Corp.	33,016	1,247
*	Fabrinet	24,514	1,238
*	Cardtronics plc Class A	40,932	1,212
*	Alarm.com Holdings Inc.	23,106	1,100
*	Virtusa Corp.	30,275	1,094
*	ExlService Holdings Inc.	15,743	1,066
	KEMET Corp.	63,306	1,060
*	Knowles Corp.	51,598	1,046
	CTS Corp.	35,867	1,023
*	Cray Inc.	26,087	911
*	Advanced Energy Industries Inc.	17,544	906
*	3D Systems Corp.	127,479	892
	Badger Meter Inc.	16,858	870
*	MaxLinear Inc.	42,823	849
	CSG Systems International Inc.	15,609	841
*	OSI Systems Inc.	7,910	831
*	Diodes Inc.	20,980	767
*	Nanometrics Inc.	26,825	732
	NIC Inc.	33,476	697
*	MicroStrategy Inc. Class A	4,729	678
*	Harmonic Inc.	96,567	636
*	ePlus Inc.	7,549	617
	Monotype Imaging Holdings Inc.	30,148	595
*	Agilysys Inc.	19,165	522
	MTS Systems Corp.	8,659	492
*	FARO Technologies Inc.	9,799	483
	Ebix Inc.	13,386	474
*	Extreme Networks Inc.	64,571	431
*	Diebold Nixdorf Inc.	38,316	430
*	Unisys Corp.	56,298	368
*	Rudolph Technologies Inc.	15,520	341
*	CEVA Inc.	10,518	330
*	OneSpan Inc.	22,855	309
*	SMART Global Holdings Inc.	9,736	277
*	Axcelis Technologies Inc.	16,834	258
	Cohu Inc.	20,070	239
*	CalAmp Corp.	22,361	215
*	DSP Group Inc.	10,749	149
*	Arlo Technologies Inc.	34,179	107
*	Kopin Corp.	43,497	40
			55,050
Materials (2.8%)
	Quaker Chemical Corp.	14,069	2,235
	Innospec Inc.	26,704	2,221
	Balchem Corp.	19,399	1,722
	Kaiser Aluminum Corp.	17,598	1,556
	Materion Corp.	14,455	851
*	SunCoke Energy Inc.	97,753	610
	Hawkins Inc.	10,399	461
*	AK Steel Holding Corp.	206,405	446
	Trinseo SA	10,647	374
*	Ferro Corp.	31,181	318
	FutureFuel Corp.	14,353	155
			10,949
Real Estate (7.2%)
	Agree Realty Corp.	45,754	3,417
	CareTrust REIT Inc.	104,196	2,479
	Four Corners Property Trust Inc.	74,542	2,124
	National Storage Affiliates Trust	62,016	2,075
	Easterly Government Properties Inc.	85,574	1,759
	LTC Properties Inc.	29,468	1,438
	Acadia Realty Trust	51,449	1,407
	American Assets Trust Inc.	28,797	1,349
	DiamondRock Hospitality Co.	138,428	1,311

S&P Small-Cap 600 Growth Index Fund

			Market
			Value•
		Shares	($000)
^	Innovative Industrial Properties Inc.	12,117	1,080
	Washington REIT	39,316	1,042
	Armada Hoffler Properties Inc.	57,233	992
*	Marcus & Millichap Inc.	23,466	847
	Universal Health Realty Income Trust	8,706	842
	Community Healthcare Trust Inc.	19,580	835
	Office Properties Income Trust	28,384	770
	Global Net Lease Inc.	38,498	738
	NorthStar Realty Europe Corp.	42,909	726
	Urstadt Biddle Properties Inc. Class A	32,705	686
	Getty Realty Corp.	21,464	682
	RPT Realty	55,051	655
^	Washington Prime Group Inc.	202,811	655
	Saul Centers Inc.	7,840	394
			28,303
	Utilities (2.3%)
	American States Water Co.	27,275	2,524
	California Water Service Group	29,909	1,688
	Avista Corp.	33,695	1,580
	El Paso Electric Co.	23,469	1,565
	Northwest Natural Holding Co.	21,899	1,563
			8,920
	Total Common Stocks
	(Cost $368,233)		391,542
	Temporary Cash Investment (1.2%)[1]
	Money Market Fund (1.2%)
2,3	Vanguard Market Liquidity Fund, 2.249% (Cost $4,615)	46,144	4,615
	Total Investments (101.0%)
	(Cost $372,848)		396,157

Amount
($000)
Other Assets and Liabilities (-1.0%)
Other Assets
Investment in Vanguard	19
Receivables for Accrued Income	239
Receivables for Capital Shares Issued	2
Other Assets[4]	33
Total Other Assets	293
Liabilities
Payables for Investment Securities Purchased	(1,538)
Collateral for Securities on Loan	(2,626)
Payables to Vanguard	(27)
Variation Margin Payable—Futures Contracts	(2)
Total Liabilities	(4,193)
Net Assets (100%)	392,257

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	430,737
Total Distributable Earnings (Loss)	(38,480)
Net Assets	392,257

ETF Shares—Net Assets
Applicable to 2,575,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	392,257
Net Asset Value Per Share—ETF Shares	$152.33

•      See Note A in Notes to Financial Statements.

*       Non-income-producing security.

^       Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,344,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $2,626,000 of collateral received for securities on loan.

4   Cash of $33,000 has been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2019	10	747	(40)

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Dividends	4,710
Interest[1]	29
Securities Lending—Net	64
Total Income	4,803
Expenses
The Vanguard Group—Note B
Investment Advisory Services	67
Management and Administrative	516
Marketing and Distribution	23
Custodian Fees	26
Auditing Fees	32
Shareholders’ Reports	22
Trustees’ Fees and Expenses	—
Total Expenses	686
Expenses Paid Indirectly	(13)
Net Expenses	673
Net Investment Income	4,130
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,606
Futures Contracts	(415)
Realized Net Gain (Loss)	2,191
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(87,641)
Futures Contracts	(47)
Change in Unrealized Appreciation (Depreciation)	(87,688)
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,367)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $16,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $52,348,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,130	2,789
Realized Net Gain (Loss)	2,191	23,214
Change in Unrealized Appreciation (Depreciation)	(87,688)	89,593
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,367)	115,596
Distributions
Net Investment Income	(4,022)	(2,573)
Realized Capital Gain	—	—
Total Distributions	(4,022)	(2,573)
Capital Share Transactions
Issued	143,774	254,547
Issued in Lieu of Distributions	—	—
Redeemed	(213,358)	(84,535)
Net Increase (Decrease) from Capital Share Transactions	(69,584)	170,012
Total Increase (Decrease)	(154,973)	283,035
Net Assets
Beginning of Period	547,230	264,195
End of Period	392,257	547,230

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$179.42	$132.10	$117.25	$106.99	$101.36
Investment Operations
Net Investment Income	1.475[1]	1.222[1]	1.222[1]	1.180	1.043
Net Realized and Unrealized Gain (Loss) on Investments	(27.154)	47.288	14.762	10.685	5.345
Total from Investment Operations	(25.679)	48.510	15.984	11.865	6.388
Distributions
Dividends from Net Investment Income	(1.411)	(1.190)	(1.134)	(1.605)	(.758)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.411)	(1.190)	(1.134)	(1.605)	(.758)
Net Asset Value, End of Period	$152.33	$179.42	$132.10	$117.25	$106.99

Total Return	-14.32%	36.92%	13.67%	11.24%	6.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$392	$547	$264	$132	$75
Ratio of Total Expenses to Average Net Assets	0.16%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	0.94%	0.80%	0.95%	1.15%	0.98%
Portfolio Turnover Rate[2]	47%	37%	48%	48%	63%

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund

Notes to Financial Statements

Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. The fund has not issued any Institutional Shares as of August 31, 2019.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended August 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

S&P Small-Cap 600 Growth Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

S&P Small-Cap 600 Growth Index Fund

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2019, the fund had contributed to Vanguard capital in the amount of $19,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $13,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2019, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.

E.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	52,345
Total Distributable Earnings (Loss)	(52,345)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

S&P Small-Cap 600 Growth Index Fund

The differences are primarily related to the tax deferral on wash sales and the realization of unrealized gains or losses on certain futures contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	839
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(62,615)
Net Unrealized Gains (Losses)	23,309

As of August 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	372,848
Gross Unrealized Appreciation	62,589
Gross Unrealized Depreciation	(39,280)
Net Unrealized Appreciation (Depreciation)	23,309

F.   During the year ended August 31, 2019, the fund purchased $315,767,000 of investment securities and sold $385,721,000 of investment securities, other than temporary cash investments. Purchases and sales include $103,535,000 and $181,567,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2019, such purchases and sales were $95,898,000 and $110,095,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G.   Capital shares issued and redeemed were:

	Year Ended August 31,
	2019	2018
	Shares	Shares
	(000)	(000)
Issued	900	1,600
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,375)	(550)
Net Increase (Decrease) in Shares Outstanding	(475)	1,050

H.   Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Admiral Funds and Shareholders of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund and Vanguard S&P Small-Cap 600 Growth Index Fund (three of the funds constituting Vanguard Admiral Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2019 tax information (unaudited) for Vanguard S&P Small-Cap 600 Index Funds

This information for the fiscal year ended August 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
S&P Small-Cap 600 Index Fund	18,096
S&P Small-Cap 600 Value Index Fund	5,366
S&P Small-Cap 600 Growth Index Fund	3,450

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
S&P Small-Cap 600 Index Fund	75.7%
S&P Small-Cap 600 Value Index Fund	78.8
S&P Small-Cap 600 Growth Index Fund	79.5

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds since their inception in 2010, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index (the “Indexes”) are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Vanguard. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund particularly or the ability of the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index are determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund into consideration in determining, composing or calculating the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices and amount of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or the timing of the issuance or sale of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund or in the determination or calculation of the equation by which Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund. There is no assurance that investment products based on the S&P SmallCap 600 Index, S&P SmallCap 600 Value Index, and S&P SmallCap 600 Growth Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF VANGUARD S&P SMALL-CAP 600 INDEX FUND, VANGUARD S&P SMALL-CAP 600 VALUE INDEX FUND, AND VANGUARD S&P SMALL-CAP 600 GROWTH INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019– present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q18450 102019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2019: $286,000
Fiscal Year Ended August 31, 2018: $295,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2019: $9,568,215
Fiscal Year Ended August 31, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended August 31, 2019: $3,012,031
Fiscal Year Ended August 31, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended August 31, 2019: $357,238
Fiscal Year Ended August 31, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended August 31, 2019: $0
Fiscal Year Ended August 31, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2019: $357,238
Fiscal Year Ended August 31, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)  Code of Ethics.

(b)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  October 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  October 21, 2019

VANGUARD ADMIRAL FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: October 21, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.